As filed with the Securities and Exchange Commission on April 30, 2002


                                                     Registration Nos. 333-38292
                                                                       811-09965
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|


                         Post-Effective Amendment No. 4                    |X|


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|


                                Amendment No. 4                            |X|


                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT F
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:

                              STEPHEN E. ROTH, ESQ.

                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

      It is proposed that this filing will be effective (check appropriate box):

           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

           |X|   on May 1, 2002 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 25, 2002.


================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT F

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contract
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Contract Anniversary
                                                                                          Enhanced Death Benefit
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     [LOGO]

                                  GUARDIAN(SM)

                      Guardian|C|+|C|(SM) variable annuity

              [GRAPHIC OMITTED--picture of retired couple on swings]


                                                             contract prospectus

EB 013651
(5/01)

VARIABLE ANNUITY PROSPECTUS

May 1, 2002

THE GUARDIAN C + C VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.


The minimum initial premium payment is $500. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your accumulation value may be invested in up to 20 of the 40 available variable investment options. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.


o The Guardian Variable Contract Funds, Inc.
  - The Guardian Stock Fund
  - The Guardian VC 500 Index Fund
  - The Guardian VC Asset Allocation Fund
  - The Guardian VC High Yield Bond Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  - Baillie Gifford International Fund
  - Baillie Gifford Emerging Markets Fund
  - The Guardian Small Cap Stock Fund
o AIM Variable Insurance Funds

  - AIM V.I. Aggressive Growth Fund (Series I)
  - AIM V.I. Growth Fund (Series I)
  - AIM V.I. Government Securities Fund (Series I)
  - AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) (Series I)
o The Alger American Fund
  - Alger American Leveraged AllCap Portfolio
o Alliance
  - Alliance Growth & Income Portfolio (Class B)
  - Alliance Premier Growth Portfolio (Class B)
  - Alliance Technology Portfolio (Class B)
  - AllianceBernstein Value Portfolio (Class B)

o American Century
  - American Century VP Capital Appreciation Fund
o Fidelity Variable Insurance Products Fund
    (Service Class 2)

  - Fidelity VIP Contrafund(R) Portfolio

  - Fidelity VIP Equity-Income Portfolio
  - Fidelity VIP Growth Portfolio

  - Fidelity VIP Balanced Portfolio
  - Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products Trust
  - Templeton Growth Securities Fund (Class 2)

o Janus Aspen Series (Service Shares)

  - Janus Aspen Aggressive Growth Portfolio
  - Janus Aspen Capital Appreciation Portfolio
  - Janus Aspen Flexible Income Portfolio
  - Janus Aspen Growth and Income Portfolio
  - Janus Aspen Worldwide Growth Portfolio

o MFS(R) Variable Insurance Trust(SM) (Service Class)
  - MFS Emerging Growth Series
  - MFS Investors Trust Series
  - MFS New Discovery Series

  - MFS Strategic Income Series (formerly MFS Global Governments Series)

  - MFS Capital Opportunities Series
o The Prudential Series Fund, Inc.

  - Jennison Portfolio (Class II)

o Value Line Strategic Asset Management Trust
o Value Line Centurion Fund

o Van Kampen Life Investment Trust
  - Van Kampen Life Investment Trust Growth and Income Portfolio (Class II)
  - Van Kampen Life Investment Trust Government Portfolio (Class II)


A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2002, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

SUMMARY

What is a variable annuity contract? ....................................      1
- How a variable annuity works ..........................................      1
- The annuity period ....................................................      1
- Other contract features ...............................................      1
- Expenses ..............................................................      2
- Deciding to purchase a contract .......................................      2

Expense table ...........................................................      3

The Guardian Insurance & Annuity Company, Inc. ..........................      8

Buying a contract .......................................................      9
- The application form ..................................................      9
- Payments ..............................................................      9

The accumulation period .................................................     10
- How we allocate your premium payments .................................     10

- Automated Purchase Payments ...........................................     10

- The Separate Account ..................................................     10
- Variable investment options ...........................................     11
- Transfers .............................................................     15
- Surrenders and partial withdrawals ....................................     16
- Managing your annuity .................................................     17

- Dollar cost averaging programs ........................................     18
- Portfolio rebalancing .................................................     19
- Payments ..............................................................     19


The annuity period ......................................................     20
- When annuity payments begin ...........................................     20
- How your annuity payments are calculated ..............................     20
- Variable annuity payout options .......................................     21

- Fixed-rate annuity payout options .....................................     24

Other contract features .................................................     25
- Death benefits ........................................................     25
- Contract anniversary enhanced death benefit ...........................     27
- Earnings Benefit Rider ................................................     27
- Living Benefit Rider (referred to as "Decade") ........................     30

Financial information ...................................................     32
- How we calculate accumulation unit values .............................     32
- Contract costs and expenses ...........................................     33
- Federal tax matters ...................................................     35
- Performance results ...................................................     41

Your rights and responsibilities ........................................     43
- Telephonic and electronic services ....................................     43
- Voting rights .........................................................     44
- Your right to cancel the contract .....................................     44
- Distribution of the contract ..........................................     45

Special terms used in this prospectus ...................................     46

Other information .......................................................     47
- Legal proceedings .....................................................     47
- Where to get more information .........................................     47

Appendix A - Summary Financial Information ..............................     48


--------------------------------------------------------------------------------

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY
WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That's why this product is called a variable annuity.

--------------------------------------------------------------------------------

HOW A VARIABLE ANNUITY WORKS


During the accumulation period, this contract allows you to allocate your net premium payments (premiums less any annuity taxes) and accumulation value to as many as 20 of the 40 available variable investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options in the same ratio as the applicable net premium payment.


When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 40 investment divisions, corresponding to 40 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen.


The total value of your contract's investment in the investment divisions is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units.

The value of units in a variable investment division reflects the investment experience within the division. For a complete explanation, please see Financial information: How we calculate unit values.

--------------------------------------------------------------------------------

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

--------------------------------------------------------------------------------


THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on amounts included in your income. You may select one or a combination of four annuity payout options under the contract:


o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis. They're described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with investment credits or other premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers must comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.


Death benefits


If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.


                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment option V-4, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Variable annuity payout options.


Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade(SM), the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.


EXPENSES

The following are expenses that you will incur as a contract owner:


o Operating expenses for mutual funds comprising the variable investment options
      Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.28% to 1.48% in 2001. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges
      1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

o     Administrative expenses
      0.20% annually of the net asset value of your variable investment options.


o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges
      A charge of up to 3% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first contract year.


o     Enhanced death benefit expense
      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.


o     Living benefit rider expense
      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Annuity taxes
      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Partial withdrawal charge
      During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.


o     Earnings Benefit expense
      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.


Please see Financial information: Contract costs and expenses.

--------------------------------------------------------------------------------

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

--------------------------------------------------------------------------------


DECIDING TO PURCHASE A CONTRACT


You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Appendix A: Summary financial information for more information about Separate Account F and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


------------
2 PROSPECTUS                                                            SUMMARY
------------

--------------------------------------------------------------------------------
EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
--------------------------------------------------------------------------------
Partial Withdrawal Charge:   Lesser of $25 or 2% of partial withdrawal amount(2)
--------------------------------------------------------------------------------

(1) This fee is not currently charged, but we reserve the right to charge $25.00 for each transfer.
(2) This fee applies to partial withdrawals during the annuity period in excess of 1 per quarter.

Contingent Deferred Sales Charge:

The following charges will be assessed on premiums withdrawn that were paid into your contract during the first contract year.

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                   percentage(1)
--------------------------------------------------------------------------------
0                                                                             3%
--------------------------------------------------------------------------------
1                                                                             2%
--------------------------------------------------------------------------------
2                                                                             1%
--------------------------------------------------------------------------------
3                                                                             1%
--------------------------------------------------------------------------------
4+                                                                            0%
--------------------------------------------------------------------------------

(1) During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first contract year that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first contract year, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

The maximum contingent deferred sales charge will be equal to 3% of the lesser of (1) the total of all premium payments made during the first contract year; or
(2) the amount withdrawn or surrendered.

ANNUAL CONTRACT FEE
--------------------------------------------------------------------------------
Annual Contract Fee:                                                   $35.00(1)
--------------------------------------------------------------------------------
(1) Where required by state law, this fee may be lower:
--------------------------------------------------------------------------------


      Expenses
--------------------------------------------------------------------------------
      The tables will assist you in understanding the varoius costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.


SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                           Contract with       Contract with               Contract             Contracts
                                           no additional      one additional           with any two        with all three
                                                  riders               rider      additional riders     additional riders
-------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
  o years 0-4                                      1.55%               1.55%                  1.55%                 1.55%
  o years 5 and beyond                             1.45%               1.45%                  1.45%                 1.45%
-------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
  o Administrative Charge                          0.20%               0.20%                  0.20%                 0.20%
  o Enhanced Death Benefit/
      Living Benefit/Earnings
      Benefit Charge                               0.00%               0.25%                  0.50%                 0.75%
-------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate
Account Fees                                       0.20%               0.45%                  0.70%                 0.95%
-------------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses
  o years 0-4                                      1.75%               2.00%                  2.25%                 2.50%
  o years 5 and beyond                             1.65%               1.90%                  2.15%                 2.40%
-------------------------------------------------------------------------------------------------------------------------


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 3
                                                                    ------------

ANNUAL EXPENSES OF THE FUNDS(1)

(as a percentage of average net assets and after any applicable waivers and expense reimbursements)


                                                                                                     Total fund
                                                            Management    Distribution       Other    operating
                                                                  fees    (12b-1) fees    expenses     expenses
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                            .50%             --         .05%         .55%
---------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund(2)                                         .50%             --         .07%         .57%
---------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                           .50%             --         .03%         .53%
---------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                 .75%             --         .09%         .84%
---------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(3)                                 .25%             --         .03%         .28%
---------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund(4)                          .50%             --         .06%         .56%
---------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                              .60%             --         .30%         .90%
---------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                .80%             --         .19%         .99%
---------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                            1.00%             --         .48%        1.48%
---------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund(5)                                      .50%             --         .09%         .59%
---------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust(5)                    .50%             --         .06%         .56%
---------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (Series I)                        .80%             --         .41%        1.21%
---------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series I)                                   .62%             --         .26%         .88%
---------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund (Series I)(6)                 .50%             --         .58%        1.08%
---------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
(formerly AIM V.I. Value Fund) (Series I)                         .60%             --         .25%         .85%
---------------------------------------------------------------------------------------------------------------
Alger American Leveraged
AllCap Portfolio                                                  .85%             --         .07%         .92%
---------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio (Class B)                      .63%            .25%        .04%         .92%
---------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)                      1.00%            .25%        .04%        1.29%
---------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (Class B)                          1.00%            .25%        .08%        1.33%
---------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (Class B)(7)                     --             .25%        .95%        1.20%
---------------------------------------------------------------------------------------------------------------
American Century VP
Capital Appreciation Fund                                        1.00%             --          --         1.00%
---------------------------------------------------------------------------------------------------------------

(1) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 2001, unless otherwise noted.
(2) Expenses reflected include interest expense. If interest expense were not included, total expenses would be 0.56%.
(3) Expenses are based upon expenses for the fiscal year ended December 31, 2001, restated to reflect a voluntary assumption of a portion of the ordinary operating expenses by the Fund's adviser. Expenses for the year ended December 31, 2001 were 0.28% after applicable waivers and expense reimbursements, and 0.33% before applicable waivers and expense reimbursements.
(4) Expenses include expenses of the underlying funds in which The Guardian VC Asset Allocation Fund invests its assets. If expenses did not include the expenses of the underlying funds, the Fund's total expenses would be 0.39%.
(5) The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 2001, Value Line Strategic Asset Management Trust incurred expenses of $608,464 and Value Line Centurion Fund incurred expenses of $420,084 in connection with such services.
(6) Expenses reflected include interest expense. If interest expense were not included, total expenses would be 0.80%.
(7) Expenses shown are for the period from the inception of the Portfolio (May 1, 2001) through December 31, 2001 and are annualized. For the period May 1, 2002 through April 30, 2003, the Adviser has agreed to waive its fee and to reimburse additional operating expenses to the extent necessary to limit total operating expenses to 1.45%. Without such waivers and reimbursements, total operating expenses were 2.47%.



------------
4 PROSPECTUS                                                       EXPENSE TABLE
------------

                                                                                                     Total fund
                                                            Management    Distribution       Other    operating
                                                                  fees    (12b-1) fees    expenses     expenses
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio
(Service Class 2)(8)                                             .58%             .25%        .11%         .94%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
(Service Class 2)(8)                                             .48%             .25%        .11%         .84%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)(8)               .58%             .25%        .10%         .93%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio
(Service Class 2)(8)                                             .43%             .25%        .15%         .83%
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class 2)(8)              .58%             .25%        .11%         .94%
---------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio (Service Shares)                                       .65%             .25%        .02%         .92%
---------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (Service Shares)                                       .65%             .25%        .01%         .91%
---------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income
Portfolio (Service Shares)                                       .64%             .25%        .02%         .91%
---------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income
Portfolio (Service Shares)                                       .65%             .25%        .05%         .95%
---------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
(Service Shares)                                                 .65%             .25%        .04%         .94%
---------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                                    .60%             .25%        .19%        1.04%
---------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)(9)                    .75%             .25%        .12%        1.12%
---------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)(9)                    .75%             .25%        .15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)(9)                      .90%             .25%        .16%        1.31%
---------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series (Service Class)9
(formerly MFS Global Government Series)                          .75%             .25%        .17%        1.17%
---------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series (Service Class)(9)              .75%             .25%        .16%        1.16%
---------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (Class 2)(10)                   .80%             .25%        .05%        1.10%
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust-Growth
and Income Portfolio (Class II Shares)                           .60%             .25%        .15%        1.00%
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust-Government
Portfolio (Class II Shares)(11)                                  .39%             .25%        .21%         .85%
---------------------------------------------------------------------------------------------------------------

(8) The actual expenses for Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Balanced Portfolio and Fidelity VIP Mid Cap Portfolio were lower because a portion of the brokerage commission that the Funds paid was used to reduce expenses. In addition, through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. These offsets may be discontinued at any time. With these offsets, actual expenses were 0.90%, 0.83%, 0.90%, 0.81% and 0.88%, respectively..
(9) Each MFS Series has an expense offset arrangement that reduces The Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing. The Series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of The Series. Had these fee reductions been taken into account "Total fund operating expenses" would be lower and would be estimated to be 1.11% for Emerging Growth Series, 1.14% for Investors Trust Series, 1.30% for New Discovery Series, 1.15% for Strategic Income Series, and 1.15% for Capital Opportunities Series. MFS has contractually agreed, subject to reimbrusement, to bear the Series' expenses such that "other expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually for the New Discovery Series, the Strategic Income Series and the Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees The Series. Effective May 1, 2002, the Distribution (12 b-1) Fees will increase from 0.20% to 0.25% of average daily net assets.
(10) The fund administration fee is paid indirectly through the management fee. The fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
(11) Expenses shown reflect the Adviser's voluntary assumption of certain expenses. Without such voluntary assumption, total operating expenses were 0.96%.



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 5
                                                                    ------------

Comparison of contract expenses among underlying funds


The first column of the chart shows expenses for the basic contract (BC). The other columns show expenses for the basic contract with one, two and three of the additional benefits, respectively. The three benefits are the living benefit, the contract anniversary enhanced death benefit and the earnings benefit.

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets.

                                                                       1 Yr.                           3 Yrs.
                                                        -------------------------------------------------------------
                                                               One      Two     Three          One      Two     Three
                                                        BC    Rider   Riders   Riders    BC   Rider   Riders   Riders
---------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                  55     58       60       63      87     95      103      110
---------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                  55     58       60       63      88     95      103      111
---------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                 55     57       60       63      86     94      102      110
---------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                       58     61       63       66      96    104      112      119
---------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                          52     55       57       60      78     86       94      102
---------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                   55     58       60       63      87     95      103      111
---------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                    59     61       64       67      98    106      113      121
---------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                      60     62       65       68     101    109      116      124
---------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                   65     67       70       73     116    124      131      139
---------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                               55     58       61       63      88     96      104      112
---------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust             55     58       60       63      87     95      103      111
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                         62     65       67       70     108    115      123      131
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                    58     61       64       66      97    105      113      121
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                     61     63       66       68     104    111      119      127
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)                        58     61       63       66      96    104      112      120
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               59     62       64       67      99    106      114      122
---------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio                      59     62       64       67      99    106      114      122
---------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                       63     65       68       71     110    118      125      133
---------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio                           63     66       68       71     111    119      127      134
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                       62     64       67       70     107    115      123      130
---------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund           60     62       65       68     101    109      117      124
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
  (Service Class 2)                                     59     62       64       67      99    107      115      122
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                                     58     61       63       66      96    104      112      119
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)         59     62       64       67      99    107      114      122
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (Service Class 2)       58     61       63       66      96    104      111      119
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class 2)        59     62       64       67      99    107      115      122
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
  Portfolio (Service Shares)                            59     62       64       67      99    106      114      122
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
  Portfolio (Service Shares)                            59     61       64       67      98    106      114      122
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
  (Service Shares)                                      59     61       64       67      98    106      114      122
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth andIncome
  Portfolio (Service Shares)                            59     62       64       67      99    107      115      123
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
  Portfolio (Service Shares)                            59     62       64       67      99    107      115      122
---------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                           60     63       65       68     102    110      118      125
---------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)              60     63       66       68     103    111      119      126
---------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)              61     63       66       69     104    112      120      127
---------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)                62     65       68       70     109    117      125      132
---------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series (Service Class)
  (formerly MFS Global Governments Series)              61     64       66       69     105    113      120      128
---------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                                       61     64       66       69     104    112      120      128
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        61     63       66       69     104    112      120      127
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio                           60     62       65       68     101    109      117      124
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio                                  58     61       63       66      96    104      112      120
---------------------------------------------------------------------------------------------------------------------

                                                                       5 Yrs.                          10 Yrs.
                                                        ---------------------------------------------------------------
                                                               One      Two     Three           One       Two     Three
                                                        BC    Rider   Riders   Riders    BC    Rider    Riders   Riders
-----------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                  130    143      156      169     273    299       324      349
-----------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                  131    144      157      170     275    301       326      351
-----------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                 129    142      155      168     271    297       322 ..   347
-----------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                       145    158      171      184     303    328       353      377
-----------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                          116    129      142      155     245    271       297      322
-----------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                   131    144      157      170     274    300       325      350
-----------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                    149    161      174      187     309    334       359      382
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                      153    166      179      191     318    343       367      391
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                   178    191      203      215     366    390       413      435
-----------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                               132    145      158      171     278    303       328      353
-----------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust             131    144      157      170     274    300       325      350
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                         165    177      190      202     340    364       388      411
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                    148    160      173      186     307    332       357      380
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                     158    171      183      196     327    352       376      399
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)                        146    159      172      184     304    329       354      378
-----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               150    162      175      188     311    336       361      384
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio                      150    162      175      188     311    336       361      384
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                       169    181      194      206     348    372       395      418
-----------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio                           171    183      196      208     352    376       399      422
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                       164    177      189      202     339    363       387      410
-----------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund           154    167      179      192     319    344       368      392
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
  (Service Class 2)                                     151    163      176      189     313    338       362      386
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                                     145    158      171      184     303    328       353      377
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)         150    163      176      188     312    337       362      385
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (Service Class 2)       145    158      171      183     302    327       352      376
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class 2)        151    163      176      189     313    338       362      386
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
  Portfolio (Service Shares)                            150    162      175      188     311    336       361      384
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
  Portfolio (Service Shares)                            149    162      175      187     310    335       360      383
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
  (Service Shares)                                      149    162      175      187     310    335       360      383
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth andIncome
  Portfolio (Service Shares)                            151    164      177      189     314    339       363      387
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
  Portfolio (Service Shares)                            151    163      176      189     313    338       362      386
-----------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                           156    169      181      194     323    348       372      395
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)              157    170      183      195     326    351       375      398
-----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)              159    172      184      197     329    354       378      401
-----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)                167    180      192      205     345    369       393      415
-----------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series (Service Class)
  (formerly MFS Global Governments Series)              160    173      185      198     331    356       380      403
-----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                                       159    172      185      197     330    355       379      402
-----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        159    172      184      197     329    354       378      401
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Growth and Income Portfolio                           154    167      179      192     319    344       368      392
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio                                  146    159      172      184     304    329       354      378
-----------------------------------------------------------------------------------------------------------------------



------------
6 PROSPECTUS                                                       EXPENSE TABLE
------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets.


                                                                       1 Yr.                           3 Yrs.
                                                        -------------------------------------------------------------
                                                               One      Two     Three          One      Two     Three
                                                        BC    Rider   Riders   Riders    BC   Rider   Riders   Riders
---------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                  25     28       30       33      77     85       93      100
---------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                  25     28       30       33      78     85       93      101
---------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                 25     27       30       33      76     84       92      100
---------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                       28     31       33       36      86     94      102      109
---------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                          22     25       27       30      68     76       84       92
---------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                   25     28       30       33      77     85       93      101
---------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                    29     31       34       37      88     96      103      111
---------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                      30     32       35       38      91     99      106      114
---------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                   35     37       40       43     106    114      121      129
---------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                               25     28       31       33      78     86       94      102
---------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust             25     28       30       33      77     85       93      101
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                         32     35       37       40      98    105      113      121
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                    28     31       34       36      87     95      103      111
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                     31     33       36       38      94    101      109      117
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  (formerly AIMV.I. Value Fund)                         28     31       33       36      86     94      102      110
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               29     32       34       37      89     96      104      112
---------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio                      29     32       34       37      89     96      104      112
---------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                       33     35       38       41     100    108      115      123
---------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio                           33     36       38       41     101    109      117      124
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                       32     34       37       40      97    105      113      120
---------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund           30     32       35       38      91     99      107      114
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
  (Service Class 2)                                     29     32       34       37      89     97      105      112
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                                     28     31       33       36      86     94      102      109
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)         29     32       34       37      89     97      104      112
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (Service Class 2)       28     31       33       36      86     94      101      109
---------------------------------------------------------------------------------------------------------------------
Fidelity VIPMid Cap Portfolio (Service Class 2)         29     32       34       37      89     97      105      112
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
  Portfolio (Service Shares)                            29     32       34       37      89     96      104      112
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
  Portfolio (Service Shares)                            29     31       34       37      88     96      104      112
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
  (Service Shares)                                      29     31       34       37      88     96      104      112
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth andIncome
  Portfolio (Service Shares)                            29     32       34       37      89     97      105      113
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
  Portfolio (Service Shares)                            29     32       34       37      89     97      105      112
---------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                           30     33       35       38      92    100      108      115
---------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)              30     33       36       38      93    101      109      116
---------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)              31     33       36       39      94    102      110      117
---------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)                32     35       38       40      99    107      115      122
---------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series (Service Class)
  (formerly MFS Global Governments Series)              31     34       36       39      95    103      110      118
---------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                                       31     34       36       39      94    102      110      118
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        31     33       36       39      94    102      110      117
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth
  and Income Portfolio                                  30     32       35       38      91     99      107      114
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio                                  28     31       33       36      86     94      102      110
---------------------------------------------------------------------------------------------------------------------

                                                                       5 Yrs.                          10 Yrs.
                                                        ---------------------------------------------------------------
                                                               One      Two     Three           One       Two     Three
                                                        BC    Rider   Riders   Riders    BC    Rider    Riders   Riders
-----------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                  130    143      156      169     273    299       324      349
-----------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                  131    144      157      170     275    301       326      351
-----------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                 129    142      155      168     271    297       322      347
-----------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                       145    158      171      184     303    328       353      377
-----------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                          116    129      142      155     245    271       297      322
-----------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                   131    144      157      170     274    300       325      350
-----------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                    149    161      174      187     309    334       359      382
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                      153    166      179      191     318    343       367      391
-----------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                   178    191      203      215     366    390       413      435
-----------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                               132    145      158      171     278    303       328      353
-----------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust             131    144      157      170     274    300       325      350
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                         165    177      190      202     340    364       388      411
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                    148    160      173      186     307    332       357      380
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                     158    171      183      196     327    352       376      399
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  (formerly AIMV.I. Value Fund)                         146    159      172      184     304    329       354      378
-----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               150    162      175      188     311    336       361      384
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio                      150    162      175      188     311    336       361      384
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                       169    181      194      206     348    372       395 ..   418
-----------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio                           171    183      196      208     352    376       399      422
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio                       164    177      189      202     339    363       387      410
-----------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund           154    167      179      192     319    344       368      392
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio
  (Service Class 2)                                     151    163      176      189     313    338       362      386
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                                     145    158      171      184     303    328       353      377
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)         150    163      176      188     312    337       362      385
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (Service Class 2)       145    158      171      183     302    327       352      376
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIPMid Cap Portfolio (Service Class 2)         151    163      176      189     313    338       362      386
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
  Portfolio (Service Shares)                            150    162      175      188     311    336       361      384
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
  Portfolio (Service Shares)                            149    162      175      187     310    335       360      383
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
  (Service Shares)                                      149    162      175      187     310    335       360      383
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth andIncome
  Portfolio (Service Shares)                            151    164      177      189     314    339       363      387
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
  Portfolio (Service Shares)                            151    163      176      189     313    338       362      386
-----------------------------------------------------------------------------------------------------------------------
Jennison Portfolio (Class II)                           156    169      181      194     323    348       372      395
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Service Class)              157    170      183      195     326    351       375      398
-----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Service Class)              159    172      184      197     329    354       378      401
-----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Service Class)                167    180      192      205     345    369       393      415
-----------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series (Service Class)
  (formerly MFS Global Governments Series)              160    173      185      198     331    356       380      403
-----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                                       159    172      185      197     330    355       379      402
-----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        159    172      184      197     329    354       378      401
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth
  and Income Portfolio                                  154    167      179      192     319    344       368      392
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio                                  146    159      172      184     304    329       354      378
-----------------------------------------------------------------------------------------------------------------------



                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 7
                                                                    ------------

This comparison of contract expenses assumes that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above and that any applicable waivers and expense reimbursements will continue through the periods noted in the examples. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the annual total amount of such fees by the total average net assets of the Separate Account; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, annuity taxes currently imposed by certain states and municipalities on premium payments may reduce the amount of each premium payment available for allocation under the contract.

Historical information about accumulation unit values appears in Appendix A.

--------------------------------------------------------------------------------

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $9.8 billion as of December 31, 2001. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2001, Guardian Life had total assets (GAAP basis) in excess of $34.2 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

--------------------------------------------------------------------------------


------------
8 PROSPECTUS                                                       EXPENSE TABLE
------------

--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 9
                                                                    ------------

--------------------------------------------------------------------------------
THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

      Accumulation units
--------------------------------------------------------------------------------
      The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.


We use your net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.


The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options. Investment credits are applied pro-rata to the variable investment options in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.


You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.


THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has 40 investment divisions, corresponding to the 40 Funds available to you. The performance of each division is based on the Fund in which it invests.



-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

o adding to or suspending your ability to make allocations or transfers into any variable investment option.


      Variable investment options
--------------------------------------------------------------------------------
      You may choose to invest in a maximum of 20 of the 40 variable investment options at any time.


VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 40 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Variable investment options

Fund                                       Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                    Long-term growth of capital                     U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund             Seeks to match the investment performance       Common stocks of companies in the S&P
                                           of the Standard & Poor's 500 Composite          Index, which emphasizes large U.S.
                                           Stock Price Index (the "S&P Index")             companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund          Long-term growth of capital                     U.S. common stocks of companies with
                                                                                           small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                     Maximum income without undue                    Investment grade debt obligations
                                           risk of principal; capital appreciation
                                           as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund       Current income; capital appreciation is         Corporate bonds and other debt
                                           a secondary objective                           securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                     High level of current income consistent         Money market instruments
                                           with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund      Long-term total investment return               Shares of The Guardian VC 500 Index Fund,
                                           consistent with moderate investment risk        The Guardian Stock Fund, The Guardian
                                                                                           Bond Fund, and The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund         Long-term capital appreciation                  Common stocks and convertible
                                                                                           securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund      Long-term capital appreciation                  Common stocks and convertible
                                                                                           securities of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                  Long-term growth of capital                     U.S. common stocks with selections based
                                                                                           on the Value Line Timeliness((TM))
                                                                                           Ranking System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                 High total investment return                    U.S. common stocks with selections based
Management Trust                           consistent with reasonable risk                 on the Value Line Ranking Systems, bonds
                                                                                           and money market instruments
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund            Long-term growth of capital                     Common stocks, convertible bonds,
(Series I)                                                                                 convertible preferred stocks and warrants
                                                                                           of small and medium sized companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                       Growth of capital                               Seasoned and better capitalized companies
(Series I)                                                                                 considered to have strong earnings
                                                                                           momentum. May also invest in foreign
                                                                                           securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund        Achieve a high level of current income          Debt securities issued, guaranteed or
(Series I)                                 consistent with reasonable concern for          otherwise backed by the U.S. government
                                           safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)    Long-term growth of capital. Income as a        Equity securities judged to be
(formerly AIM V.I. Value Fund)             secondary objective                             undervalued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap            Long-term capital appreciation                  Equity securities of companies of any
Portfolio                                                                                  size which demonstrate promising growth
                                                                                           potential
------------------------------------------------------------------------------------------------------------------------------------

Alliance Growth & Income Portfolio         Reasonable current income and reasonable        Dividend-paying common stocks of good
                                           opportunity for appreciation                    quality
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio          Growth of capital by pursuing aggressive        Equity securities of a limited number of
                                           investment policies                             large, carefully selected, high-quality
                                                                                           U.S. companies that are judged likely to
                                                                                           achieve superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio              Growth of capital                               Capital appreciation, and only
                                                                                           incidentally for current income.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio          Long-term growth of capital                     Diversified portfolio of equity
                                                                                           securities

------------------------------------------------------------------------------------------------------------------------------------
American Century VP                        Capital growth                                  Common stocks of U.S. and foreign
Capital Appreciation Fund                                                                  companies
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio        Long-term capital appreciation                  U.S. and foreign common stocks of
                                                                                           companies believed to be undervalued

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       Reasonable income; also considers               Income-producing equity securities
                                           potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio              Capital appreciation                            Common stocks believed to have
                                                                                           above-average growth potential
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio            Income and growth of capital                    Balance between stocks, bonds and other
                                                                                           debt securities
------------------------------------------------------------------------------------------------------------------------------------



-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                       Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Mid Cap Portfolio             Long-term growth of capital                     Common stocks with medium market
                                                                                           capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth              Long-term growth of capital                     Equity securities of medium-sized
Portfolio                                                                                  companies; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation           Long-term growth of capital                     Equity securities of companies of any
Portfolio                                                                                  size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio      Maximum total return consistent                 Income producing securities such as
                                           with preservation of capital                    corporate bonds and notes, government
                                                                                           securities and preferred stock
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income              Long-term capital growth                        Equity securities selected primarily for
Portfolio                                  and current income                              their growth potential
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth               Long-term growth of capital in a manner         Common stocks of foreign and U.S.
Portfolio                                  consistent with preservation of capital         issuers; usually invests in at least five
                                                                                           countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                         Long-term growth of capital                     Equity securities of major, established
                                                                                           corporations believed to have above
                                                                                           average growth prospects
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                 Long-term growth of capital                     Common stocks of emerging growth
                                                                                           companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                 Long-term growth of capital with a secondary    Equity securities issued by U.S. and
                                           objective to seek reasonable current income     foreign companies
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                   To seek capital appreciation                    Equity securities of companies that offer
                                                                                           superior prospects for growth, both U.S.
                                                                                           and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series                Income and capital appreciation                 U.S. and foreign government securities,
(formerly MFS Global Governments                                                           corporate bonds and mortgage-backed
Series)                                                                                    and asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series           Capital appreciation                            Common stocks and related securities
                                                                                           such as preferred stocks, convertible
                                                                                           securities and depositary receipts for
                                                                                           these securities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income               Long-term growth of capital and income          Income-producing equity securities,
Portfolio                                                                                  including common stocks and convertible
                                                                                           securities, although investments are also
                                                                                           made in non-convertible preferred stocks
                                                                                           and debt securities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Government Portfolio            Seeks to provide investors with high            At least 80% of the Portfolio's total
                                           current return consistent with preservation     assets in debt securities issued by or
                                           of capital                                      guaranteed by the U.S. government, its
                                                                                           agencies or its instrumentalities
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund           Long-term capital growth                        At least 65% of its total assets in the
                                                                                           equity securities of companies that are
                                                                                           located anywhere in the world, including
                                                                                           those in the U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis. The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Management LLC, American Century, Fidelity Management & Research Company, Prudential Investments Fund Management LLC, Alliance Capital Management LLC, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.


The Funds' investment advisers and their principal business addresses are shown in the table below.

      Before investing
--------------------------------------------------------------------------------
      Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Investment advisers

                                                        Investment adviser
Fund                                                    and principal business address
------------------------------------------------------------------------------------------------------

The Guardian Stock Fund                                 Guardian Investor Services LLC
The Guardian Small Cap Stock Fund                       7 Hanover Square
The Guardian Bond Fund                                  New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                      Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund                   Baillie Gifford Overseas Limited (Sub-adviser)
                                                        1 Rutland Court
                                                        Edinburgh, Scotland  EH3 8EY
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Fred Alger Management, Inc.
                                                        111 Fifth Avenue
                                                        New York, New York  10003
------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                               Value Line, Inc.
Value Line Strategic Asset Management Trust             220 East 42nd Street
                                                        New York, New York  10017
------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                              Gabelli Funds, LLC
                                                        One Corporate Center
                                                        Rye, New York  10580
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      A I M Advisors, Inc.
AIM V.I. Growth Fund                                    11 Greenway Plaza -- Suite 100
AIM V.I. Government Securities Fund                     Houston, Texas  77046-1173
AIM V.I. Value Fund
------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio                      Alliance Capital Management LP
Alliance Premier Growth Portfolio                       1345 Avenue of the Americas
Alliance Technology Portfolio                           New York, New York 10105
AllianceBernstein Value Portfolio
------------------------------------------------------------------------------------------------------
American Century VP Capital                             American Century Investment Management, Inc.
  Appreciation Fund                                     4500 Main Street
                                                        Kansas City, Missouri 64111
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                       Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio                    500 Salem Street
Fidelity VIP Growth Portfolio                           Mail Zone 053N
Fidelity VIP Balanced Portfolio                         Smithfield, Rhode Island 02917
Fidelity VIP Mid Cap Portfolio
------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                 Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio              100 Fillmore Street
Janus Aspen Flexible Income Portfolio                   Denver, Colorado  80206-4928
Janus Aspen Series Growth and Income Portfolio
Janus Aspen Worldwide Growth Portfolio
------------------------------------------------------------------------------------------------------
Jennison Portfolio                                      Prudential Investments Fund Management LLC
                                                        100 Mulberry Street
                                                        Gateway Center 3
                                                        Newark, New Jersey 07102
------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                              MFS Investment Management(R)
MFS Emerging Growth Series                              500 Boylston Street
MFS New Discovery Series                                Boston, Massachusetts 02116
MFS Global Governments Series
MFS Capital Opportunities Series
------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income Portfolio                  Van Kampen Asset Management Inc.
Van Kampen Government Portfolio                         1 Parkview Plaza
                                                        Oakbrook Terrace, Illinois 60181
------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Templeton Global Advisers Limited
                                                        Lyford Cay
                                                        Nassau, Bahamas



-------------
14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

      Transfers
--------------------------------------------------------------------------------
      You can transfer money between variable investment options both before and after the date annuity payments begin.

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.


o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, limit the number of transactions or otherwise restrict transaction privileges.


o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

TRANSFERS


You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.


During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. Each transfer will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.


We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. Restrictions may be imposed without prior notice and may include without limitation:

o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.



                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------

--------------------------------------------------------------------------------

Personal security


When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephonic and Electronic Services.


--------------------------------------------------------------------------------

      Surrenders and partial withdrawals
--------------------------------------------------------------------------------
      Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.


After the date annuity payments begin, if you have a variable annuity payout option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar month. We must receive your transfer instructions in good order at least 15 days before the due date of the first variable annuity payment to which the transfer applies. If you have elected a fixed annuity payout option, you may not transfer into or out of such option.


SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable annuity payout options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.

--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.


-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:


o On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first contract year; or

o 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw first year premium payments, which are subject to a deferred sales charge. Premium payments made in the second contract year and later will not be subject to a deferred sales charge upon withdrawal.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------


MANAGING YOUR ANNUITY


You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------

      Programs to build your annuity
--------------------------------------------------------------------------------
      You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

DOLLAR COST AVERAGING PROGRAMS

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of The Guardian Cash Fund investment division. The money can go into one or more of the other variable investment options. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required The Guardian Cash Fund).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date on which you wish the transfers to begin.

You may select dollar cost averaging for periods of 12, 24 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------


-------------
18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

PORTFOLIO REBALANCING

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

PAYMENTS

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 19
                                                                   -------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

When annuity payments begin

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose and,

o if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4 or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.


-------------
20 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

      Variable annuity payout options
--------------------------------------------------------------------------------
      o     OPTION V-1
            Life Annuity without Guaranteed Period

      o     OPTION V-2
            Life Annuity with 10-Year Guaranteed Period

      o     OPTION V-3
            Joint and Survivor Annuity

      o     OPTION V-4
            Variable Annuity Payments to Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 21
                                                                   -------------

OPTION V-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD


We make payments once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment, if the annuitant dies before the date of the second payment.


OPTION V-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD


We make payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.


OPTION V-3 - JOINT AND SURVIVOR ANNUITY


We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


OPTION V-4 - VARIABLE ANNUITY PAYMENTS TO AGE 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.


-------------
22 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

The following conditions apply to partial withdrawals:

      o     The payee may not withdraw less than $500,

      o One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

      o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.


Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)   is the deferred sales charge that was waived;

(b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

      Fixed-rate annuity payout options

      o     OPTION F-1
            Life Annuity without Guaranteed Period

      o     OPTION F-2
            Life Annuity with 10-Year Guaranteed Period


      o     OPTION F-3
            Joint and Survivor Annuity


FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - LIFE ANNUITY WITHOUT GUARANTEED PERIOD


We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.


OPTION F-2 - LIFE ANNUITY WITH 10-YEAR GUARANTEED PERIOD


We make fixed payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.


OPTION F-3 - JOINT AND SURVIVOR ANNUITY


We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.



-------------
24 PROSPECTUS                                                     ANNUITY PERIOD
-------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------


      Death benefits
--------------------------------------------------------------------------------
      If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.


DEATH BENEFITS


If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.


The regular death benefit if the annuitant dies before age 85 is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of the contract as of the reset date immediately preceding the annuitant's date of death, plus any net premiums paid after that date, less the amount of any partial withdrawals after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on).

For annuitants aged 80 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of death in good order, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 25
                                                                   -------------

--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner's death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner's death.


If an owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.



-------------
26 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

CONTRACT ANNIVERSARY
ENHANCED DEATH BENEFIT


When you buy your contract, you can choose to buy an enhanced death benefit. The enhanced death benefit rider is only available if the annuitants are under age
75. If a death benefit is payable and this option is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.


The enhanced death benefit is available only in states where it has been approved.

This rider has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

The enhanced death benefit is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

Owners who select this benefit at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate this benefit on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death benefits.


EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options

The earnings benefit rider may in certain circumstances increase the death benefit, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering electing this benefit:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise, we will not pay any earnings benefit under the rider.



                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 27
                                                                   -------------

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the ower or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of your earnings upon the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of the adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of the adjusted premiums.

Your spouse may continue the contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is age 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider pon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any other riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benfit proceeds must be distributed to the beneficiaries named by your spouse or allocated to he contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benfit on the date of your spouse's death, we begin by calculating two different numbers:



-------------
28 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit, plus any earnings benefit), adjusted by:

      o     adding any net premiums contributed to the contract after your death

      o proportional reductions for partial withdrawals (as explained below) taken from the contract after your death

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts. If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                Partial withdrawal amount (including any deferred
                        sales charges and annuity taxes)
--------------------------------------------------------------------------------
           The accumulation value of your contract prior to withdrawal

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death, unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.



                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 29
                                                                   -------------

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")


When you buy your contract, you can choose to buy a living benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:


      o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.


      o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

            10%   The Guardian Cash Fund.


            40% The Guardian Bond Fund, AIM V.I. Government Securities Fund or Van Kampen Government Portfolio.

            40% AIM V.I. Growth Fund, AIMV.I. Premier Equity Fund, Alliance Growth & Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Guardian Baillie Gifford International Fund, Guardian Stock Fund, Guardian VC 500 Index Fund, Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, Janus Aspen Flexible Income Portfolio, Janus Aspen Growth and Income Portfolio, MFS Global Governments Series, MFS Investors Trust Series, Prudential Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.

            10% AIM V.I. Aggressive Growth Fund, Alger American Leveraged Allcap Portfolio, Alliance Premier Growth Portfolio, Alliance Technology Portfolio, American Century VP Capital Appreciation, Guardian Baillie Gifford Emerging Markets Fund, Guardian Small Cap Stock Fund, Fidelity VIP Mid Cap Portfolio, Janus Aspen



-------------
30 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

                  Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.


o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.


As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:


                             your withdrawal amount
                     --------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.


If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.


This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 31
                                                                   -------------

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The value of your account
--------------------------------------------------------------------------------
      To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.


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32 PROSPECTUS                                              FINANCIAL INFORMATION
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      Cost and expenses
--------------------------------------------------------------------------------
      No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

      o     expenses of the Funds

      o     mortality and expense risk charge

      o     administrative expenses

      o     contract fee;

      and the following charges may apply:

      o     enhanced death benefit expenses

      o     living benefit rider expenses


      o     earnings benefit rider expenses


      o     contingent deferred sales charge

      o     partial withdrawal charge.

      See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.


Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).



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FINANCIAL INFORMATION                                              PROSPECTUS 33
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

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

      Deferred sales charges
----------------------------------------------
      Number of contract              Deferred
      years completed                    sales
                                        charge
                                           (%)
      ----------------------------------------
      0                                      3
      ----------------------------------------
      1                                      2
      ----------------------------------------
      2                                      1
      ----------------------------------------
      3                                      1
      ----------------------------------------
      4+                                     0
      ----------------------------------------

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first contract year. This charge compensates us for expenses related to the sale of contracts.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 3% of the lesser of: (i) the total of all premium payments made within the first contract year; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first contract year; or
(ii) 10% of the total premium payments made during the first contract year minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.

If you elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued we may waive surrender charges if you are confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if you are diagnosed to have a terminal illness at any time while the contract is in force.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then


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34 PROSPECTUS                                              FINANCIAL INFORMATION
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

deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

      Tax advice
--------------------------------------------------------------------------------
      Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

      Deferring tax
--------------------------------------------------------------------------------
      When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.


When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



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FINANCIAL INFORMATION                                              PROSPECTUS 35
                                                                   -------------

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

      Employer-sponsored or independent?
--------------------------------------------------------------------------------
      If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.


Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner's investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After the Annuity Commencement Date, under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at that time ( on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser



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36 PROSPECTUS                                              FINANCIAL INFORMATION
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

regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect option V-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.


      Taxation of annuity payments
--------------------------------------------------------------------------------
      Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of qualified contracts

Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.


Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.



-------------
38 PROSPECTUS                                              FINANCIAL INFORMATION
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

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty may be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.


Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee (or the employee's surviving spouse in the case of the employee's death) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, distributions of certain after-tax contributions, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.

The IRS may take the position that the earnings benefit rider adversely affects the qualification of the contract as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.


--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------


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40 PROSPECTUS                                              FINANCIAL INFORMATION
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

Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 41
                                                                   -------------

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


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42 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------


TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic deocument delivery program, you will receive financials reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.



                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 43
                                                                   -------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value.

      Free-look period
--------------------------------------------------------------------------------
      During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees and other charges) and the amounts we allocated to the variable investment options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.


-------------
44 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

DISTRIBUTION OF THE CONTRACT


The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.


GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60%. Trail commissions will continue after the annuity commencement date.

We reserve the right to pay any compensation permissable under state law, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

These fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.


The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.



                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 45
                                                                   -------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract's allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options available for allocations of net premium payments and accumulation values.


-------------
46 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 47
                                                                   -------------

--------------------------------------------------------------------------------
APPENDIX A - SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account F, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2001. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account F which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 12, 2000. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time or there were no outstanding accumulation units.


Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                                         CONTRACT TYPE
                                                                        ------------------------------------------------
                                                                                                                ENHANCED
                                                                                                                   DEATH
                                                                                     ENHANCED    LIVING        BENEFIT &
                                                               YEAR                     DEATH   BENEFIT           LIVING
FUND                                                            END        BASIC      BENEFIT     RIDER   BENEFIT RIDERS
------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                         2001       10.285       10.253    10.253           10.221
                                                               2000       10.105       10.099    10.099           10.093
------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                        2001        6.243        6.223     6.223            6.204
                                                               2000        8.088        8.083     8.083               --
------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                         2001       11.064       11.029    11.029           10.995
                                                               2000       10.343       10.337    10.337           10.331
------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                              2001        7.565        7.541        --            7.518
                                                               2000        8.352        8.347        --            8.342
------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                 2001        7.977        7.952     7.952            7.927
                                                               2000        9.218        9.212        --            9.207
------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                          2001        8.704        8.677     8.677            8.650
                                                               2000        9.738        9.732     9.732               --
------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                           2001        9.535        9.506     9.506            9.476
                                                               2000        9.371        9.366        --               --
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                             2001        7.315        7.292     7.292            7.270
                                                               2000        9.353        9.348     9.349               --
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                          2001        9.043        9.015        --            8.987
                                                               2000        8.658        8.653        --               --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                2001        6.214        6.194     6.194            6.175
                                                               2000        8.553        8.548     8.548               --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           2001        5.102        5.086     5.086            5.070
                                                               2000        7.854        7.849     7.849            7.845
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            2001       10.833       10.800    10.800           10.766
                                                               2000       10.361       10.355    10.355           10.349
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            2001        7.842        7.818     7.818            7.794
                                                               2000        9.128        9.123     9.123               --
------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      2001        6.592        6.572     6.572            6.551
                                                               2000        7.981        7.956        --            7.971
------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Portfolio             2001        6.006        5.988     5.988            5.969
                                                               2000        8.498        8.493        --               --
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class II           2001        8.098        8.073     8.073            8.048
                                                               2000        9.416        9.410     9.410            9.405

------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class II        2001        9.578        9.548     9.548            9.518
                                                               2000       10.285       10.279        --           10.273
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class II               2001        7.105        7.083     7.083            7.061
                                                               2000        8.804        8.799     8.799               --
------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio - Service Class II             2001        9.222        9.193     9.193            9.165
                                                               2000        9.565        9.560        --               --

------------------------------------------------------------------------------------------------------------------------


-------------
48 PROSPECTUS                                                           APPENDIX
-------------

APPENDIX A

                                                                                         CONTRACT TYPE
                                                                        ------------------------------------------------
                                                                                                                ENHANCED
                                                                                                                   DEATH
                                                                                     ENHANCED    LIVING        BENEFIT &
                                                               YEAR                     DEATH   BENEFIT           LIVING
FUND                                                            END        BASIC      BENEFIT     RIDER   BENEFIT RIDERS
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares       2001        4.232        4.219     4.219            4.206
                                                               2000        7.131        7.126     7.126            7.122
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio - Service Shares    2001        6.425        6.405     6.405            6.385
                                                               2000        8.366        8.361        --               --
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio - Service Shares         2001       10.849       10.815    10.815           10.782
                                                               2000       10.272       10.266        --               --
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio - Service Shares       2001        7.630        7.606     7.606            7.582
                                                               2000        8.985        8.980     8.980               --
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares        2001        6.541        6.521     6.521            6.501
                                                               2000        8.603        8.598     8.598               --
------------------------------------------------------------------------------------------------------------------------

Jennison Portfolio - Class II                                  2001        6.670        6.649     6.649            6.629
                                                               2000        8.340        8.335        --            8.330

------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Service Class                     2001        5.460        5.443     5.443            5.426
                                                               2000        8.372        8.366        --               --
------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class                     2001        8.025        8.000     8.000            7.975
                                                               2000        9.735        9.729        --               --
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class                       2001        8.708        8.681     8.681            8.654
                                                               2000        9.354        9.349     9.349               --
------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series - Service Class                  2001       10.657       10.624    10.624               --
                                                               2000       10.374           --        --               --
------------------------------------------------------------------------------------------------------------------------
MFS Capital Oppportunities Series - Service Class              2001        6.663        6.642     6.642            6.622
                                                               2000        8.886        8.881        --               --
------------------------------------------------------------------------------------------------------------------------

Value Line Centurion Fund                                      2001        6.894        6.873     6.873            6.851
                                                               2000        8.388        8.383        --            8.378

------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                    2001        8.001        7.976     7.976            7.951
                                                               2000        9.352        9.346     9.346               --
------------------------------------------------------------------------------------------------------------------------

Number of accumulation units outstanding at the end of the indicated period:

                                                                                         CONTRACT TYPE
                                                                        ------------------------------------------------
                                                                                                                ENHANCED
                                                                                                                   DEATH
                                                                                     ENHANCED    LIVING        BENEFIT &
                                                               YEAR                     DEATH   BENEFIT           LIVING
FUND                                                            END        BASIC      BENEFIT     RIDER   BENEFIT RIDERS
------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                         2001    2,319,918      420,854    33,195           13,583
------------------------------------------------------------------------------------------------------------------------
                                                               2000      340,712      153,008     5,959            3,726
------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                        2001      954,095      439,893    25,582            9,368
                                                               2000      408,595      232,031    12,026               --
------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                         2001      557,110      187,947    88,467           31,792
                                                               2000       31,026       25,052    15,057            7,437
------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                              2001      136,074       56,781        --            2,717
                                                               2000      150,297       10,817        --            1,773
------------------------------------------------------------------------------------------------------------------------

The Guardian VC 500 Index Fund                                 2001      310,994       99,188    15,254           10,471
                                                               2000       20,902       30,348        --              333

------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                          2001      133,129      125,096     5,439            5,289
                                                               2000       26,142       59,732     2,226               --
------------------------------------------------------------------------------------------------------------------------

The Guardian VC High Yield Bond Fund                           2001       40,009        8,207     1,858               22
                                                               2000      108,667          855        --               --
------------------------------------------------------------------------------------------------------------------------



                                                                   -------------
APPENDIX                                                           PROSPECTUS 49
                                                                   -------------

APPENDIX A

Number of accumulation units outstanding at the end of the indicated period:

                                                                                         CONTRACT TYPE
                                                                        ------------------------------------------------
                                                                                                                ENHANCED
                                                                                                                   DEATH
                                                                                     ENHANCED    LIVING        BENEFIT &
                                                               YEAR                     DEATH   BENEFIT           LIVING
FUND                                                            END        BASIC      BENEFIT     RIDER   BENEFIT RIDERS
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                             2001       66,026       31,140       550                8
                                                               2000      102,369       14,251       228               --
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                          2001       22,937        6,622        --                8
                                                               2000          898        1,558        --               --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                                2001      141,527       33,172     3,346              912
                                                               2000       58,870       17,007     1,075               --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           2001      118,449       58,363     4,806           11,511
                                                               2000       28,739       18,243       845            4,054
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                            2001      192,339       36,103    35,164           18,454
                                                               2000       19,443        2,307     8,455            7,416
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                            2001      318,967      152,063    16,772            1,837
                                                               2000       39,797       55,892       519               --
------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      2001      124,879       54,243     3,469            3,328
                                                               2000       21,435       14,083        --            1,812
------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Portfolio             2001       84,699       50,730     8,535            3,778
                                                               2000       10,955       33,061        --               --
------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio - Service Class II           2001      259,861      109,211    24,771            5,946
                                                               2000       86,819       34,239     3,387            1,727

------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class II        2001      409,221       74,723    11,197            2,928
                                                               2000       40,670        3,627        --              298
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class II               2001      185,722       43,721     2,680            2,683
                                                               2000       20,581       23,212       791               --
------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio - Service Class II             2001      174,176       57,794     3,639              118
                                                               2000       19,736        2,076        --               --

------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio - Service Shares       2001      205,062       94,230    14,436            2,707
                                                               2000      335,810       60,379     2,958              430
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio - Service Shares    2001      196,464      114,434       951            1,290
                                                               2000       68,005       58,460        --               --
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio - Service Shares         2001      105,572       31,611     2,730              117
                                                               2000        9,818        7,703        --               --
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio - Service Shares       2001      121,621       61,579     6,898            2,956
                                                               2000       22,894       15,952       776               --

------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares        2001      415,064      165,584    11,213            2,680
                                                               2000      342,876       50,804     2,411               --
------------------------------------------------------------------------------------------------------------------------

Jennison Portfolio - Class II                                  2001      146,648       40,303     1,257            7,589
                                                               2000       17,049        8,754        --            5,743

------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Service Class                     2001      166,921       82,603     6,293            4,376
                                                               2000       69,400       15,882        --               --
------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class                     2001      135,458       38,587    10,659            2,294
                                                               2000        8,291        5,227        --               --
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class                       2001      150,658       62,059     5,981              169
                                                               2000       25,431       20,543       587               --
------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series - Service Class                  2001       18,001        4,104     1,935               --
                                                               2000          959           --        --               --
------------------------------------------------------------------------------------------------------------------------
MFS Capital Oppportunities Series - Service Class              2001      160,662       58,351     4,118            2,044
                                                               2000       19,346       21,767        --               --
------------------------------------------------------------------------------------------------------------------------

Value Line Centurion Fund                                      2001      109,752       35,984     2,814            5,768
                                                               2000       21,898       13,673        --            3,496

------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                    2001      587,990      271,743    40,037           11,010
                                                               2000      138,189       67,771     6,498               --
------------------------------------------------------------------------------------------------------------------------


-------------
50 PROSPECTUS                                                           APPENDIX
-------------

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

Issued Through

THE GUARDIAN SEPARATE ACCOUNT F
OF THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account F (marketed under the name "The Guardian C+CSM Variable Annuity) dated May 1, 2002.

A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

           TABLE OF CONTENTS

                                                                 Page
                                                                 ----

           Services to the Separate Account ................      B-2

           Annuity Payments ................................      B-2

           Tax Status of the Contracts .....................      B-3

           Performance Data ................................      B-4

           Valuation of Assets of the Separate Account .....     B-11

           Transferability Restrictions ....................     B-11

           Experts - Financial Statements ..................     B-11

EB-013692  9/00


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account F (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2001, 2000 and 1999, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $33,476,514, $48,391,404 and $32,178,498, respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

If a contract owner chooses a variable annuity payment, or a combination of variable and fixed payments, he or she may choose an assumed investment return on the variable annuity payments of either 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return. As discussed later, the assumed investment return chosen is compared to the actual returns of the variable investment options chosen to determine the amount of subsequent variable annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the variable accumulation unit value on the valuation date ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.


---
B-2               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return the contractowner selects under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return selected, the variable annuity payments will remain constant. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

PERFORMANCE DATA

We may show performance results for each of the Separate Account's Investment Divisions for various time periods. These results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. Moreover, certain performance information for each Investment Division will reflect the investment experience of its underlying Fund for periods prior to the commencement of operations of the Separate Account (September 12, 2000) if the Fund existed prior to such date. Performance information for periods predating the commencement of operations of the Separate Account will not reflect the effects of any investment credits. Such results will be calculated by applying all contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, several of the Funds will have been utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

The Investment Divisions corresponding to the Alliance Growth & Income Portfolio, Alliance Premier Growth Portfolio, Alliance Technology Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Mid Cap Portfolio, Templeton Growth Securities Fund, Van Kampen Life Investment Trust Growth and Income Portfolio and Van Kampen Life Investment Trust Government Portfolio were added to the Separate Account as of May 1, 2002. For performance information about these Investment Divisions, you should refer to the Fund prospectuses. These prospectuses were provided with the prospectus for the contract.

Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                P(1 + T)^n = ERV

        Where:  P    = a hypothetical purchase of $1,000 from which no sales
                       load is deducted.

                T    = average annual total return.

                n    = number of years.

                ERV  = ending redeemable value of the hypothetical $1,000
                       purchase at the end of the period.

The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and the surrender of the contract at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown -- standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.

The first section of each of the following tables was calculated using the standardized method prescribed by the Securities and Exchange Commission.

The second section of each of the following tables was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the contract continues through the end of each period.


---
B-4               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

                       TABLE I - STANDARDIZED PERFORMANCE

                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/01           Average Annual Total Return on 12/31/01
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate                                   Ten Years (or                                 Ten Years (or
                               Account                                     Since Fund                                    Since Fund
                             Commenced                                     Inception,                                    Inception,
Investment                  Operations      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Division                 or, if later,      2 Riders        2 Riders        2 Riders       2 Riders       2 Riders        2 Riders
Corresponding                   Fund's       1 Rider         1 Rider         1 Rider        1 Rider        1 Rider         1 Rider
To                        Availability         BC              BC              BC             BC             BC              BC
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash             10/09/00       -1.87             N/A           -1.85           1.22            N/A            1.71
Fund                                         -1.57             N/A           -1.01           1.43            N/A            1.93
                                             -1.32             N/A            0.55           1.68            N/A            2.18

The Guardian Bond             10/09/00        3.36             N/A            4.04           6.35            N/A            7.85
Fund                                          3.60             N/A            5.23           6.60            N/A            8.11
                                              3.86             N/A            6.77           6.86            N/A            8.38

The Guardian Stock            10/09/00      -25.58             N/A          -33.04         -22.27            N/A          -30.24
Fund                                        -25.39             N/A          -32.02         -23.08            N/A          -30.06
                                            -12.20             N/A          -31.03         -22.89            N/A          -29.88

The Guardian Small            10/09/00      -12.67             N/A          -19.50          -9.97            N/A          -17.80
Cap Stock Fund                              -12.45             N/A          -19.11          -9.74            N/A          -17.59
                                            -12.23             N/A          -18.73          -9.52            N/A          -17.38

The Guardian                  10/09/00      -16.57             N/A          -17.30         -13.98            N/A          -15.82
500 Index Fund                              -16.35             N/A          -17.04         -13.76            N/A          -15.61
                                            -16.13             N/A          -16.78         -13.54            N/A          -15.40

The Guardian VC               10/09/00      -13.82             N/A          -12.47         -11.16            N/A          -10.90
Asset Allocation Fund                       -13.60             N/A          -12.18         -10.93            N/A          -10.66
                                            -13.38             N/A          -11.90         -10.70            N/A          -10.43

The Guardian                  10/09/00       -1.90             N/A           -6.07           1.19            N/A           -4.36
High Yield Bond Fund                         -1.60             N/A           -5.75           1.40            N/A           -4.11
                                             -1.35             N/A           -5.45           1.65            N/A           -3.87

Baillie Gifford               10/09/00      -24.60             N/A          -23.03         -22.26            N/A          -20.69
International Fund                          -24.40             N/A          -22.30         -22.06            N/A          -20.49
                                            -24.20             N/A          -21.59         -21.86            N/A          -20.29

Baillie Gifford               10/09/00        0.88             N/A           -9.37           3.85            N/A           -7.06
Emerging Markets                              1.09             N/A           -8.71           4.09            N/A           -6.81
                                              1.35             N/A           -8.10           4.35            N/A           -6.57

Value Line Centurion          10/09/00      -20.76             N/A          -28.00         -18.24            N/A          -25.05
Fund                                        -20.55             N/A          -26.93         -18.06            N/A          -24.86
                                            -20.34             N/A          -25.90         -17.88            N/A          -24.67

Value Line Strategic          10/09/00      -17.52             N/A          -18.93         -14.96            N/A          -16.05
Asset Management                            -17.30             N/A          -17.94         -14.74            N/A          -15.84
Trust                                       -17.08             N/A          -17.00         -14.52            N/A          -15.63

AIM V.I. Aggressive           10/09/00      -29.94             N/A          -31.55         -27.78            N/A          -30.19
Growth Fund                                 -29.77             N/A          -31.27         -27.60            N/A          -30.01
                                            -29.60             N/A          -30.99         -27.42            N/A          -29.83

AIM V.I. Growth               10/09/00      -37.35             N/A          -42.63         -35.42            N/A          -41.07
Fund                                        -37.20             N/A          -42.18         -35.26            N/A          -40.92
                                            -37.05             N/A          -41.73         -35.10            N/A          -40.77


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---

                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/01           Average Annual Total Return on 12/31/01
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate                                   Ten Years (or                                 Ten Years (or
                               Account                                     Since Fund                                    Since Fund
                             Commenced                                     Inception,                                    Inception,
Investment                  Operations      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Division                 or, if later,      2 Riders        2 Riders        2 Riders       2 Riders       2 Riders        2 Riders
Corresponding                   Fund's       1 Rider         1 Rider         1 Rider        1 Rider        1 Rider         1 Rider
To                        Availability         BC              BC              BC             BC             BC              BC
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government           10/09/00        0.99             N/A            3.43           3.96            N/A            6.00
Securities Fund                               1.20             N/A            4.11           4.20            N/A            6.26
                                              1.46             N/A            4.92           4.46            N/A            6.53

AIM V.I. Premier              10/09/00      -17.18             N/A          -18.43         -14.61            N/A          -16.23
Equity Fund                                 -16.96             N/A          -17.79         -14.39            N/A          -16.01
                                            -16.74             N/A          -17.17         -14.17            N/A          -15.79

American Century VP           10/09/00      -31.85             N/A          -34.48         -29.75            N/A          -32.19
Capital Appreciation                        -31.68             N/A          -33.71         -29.57            N/A          -32.02
Fund                                        -31.51             N/A          -32.96         -29.39            N/A          -31.85

Alger American                10/09/00      -20.35             N/A          -29.54         -17.89            N/A          -27.82
Leveraged AllCap                            -20.15             N/A          -29.08         -17.68            N/A          -27.63
Portfolio                                   -19.95             N/A          -28.63         -17.47            N/A          -27.44

Fidelity Contrafund           10/09/00      -17.06             N/A          -16.78         -14.50            N/A          -14.72
Portfolio                                   -16.86             N/A          -16.22         -14.29            N/A          -14.50
(Service Class 2)                           -16.66             N/A          -15.68         -14.08            N/A          -14.28

Fidelity VIP Equity-          10/09/00      -10.20             N/A           -6.50          -7.44            N/A           -2.80
Income Portfolio                             -9.98             N/A           -5.03          -7.20            N/A           -2.53
(Service Class 2)                            -9.76             N/A           -3.89          -6.97            N/A           -2.29

Fidelity VIP Growth           10/09/00      -22.18             N/A          -25.95         -19.78            N/A          -23.25
Portfolio                                   -21.99             N/A          -25.02         -19.58            N/A          -23.05
Service Class 2)                            -21.80             N/A          -24.12         -19.38            N/A          -22.85

Fidelity VIP Balanced         10/09/00       -7.05             N/A           -8.15          -4.19            N/A           -5.86
Portfolio                                    -6.80             N/A           -7.51          -3.92            N/A           -5.61
(Service Class 2)                            -6.56             N/A           -6.92          -3.67            N/A           -5.37

Janus Aspen Aggressive        10/09/00      -42.76             N/A          -50.65         -41.00            N/A          -49.34
Growth                                      -42.62             N/A          -50.28         -40.85            N/A          -49.21
(Service Shares)                            -42.48             N/A          -49.91         -40.70            N/A          -49.08

Janus Aspen Capital           10/09/00      -25.95             N/A          -30.13         -23.65            N/A          -28.64
Appreciation                                -25.76             N/A          -29.79         -23.46            N/A          -28.46
(Service Shares)                            -25.57             N/A          -29.45         -23.27            N/A          -28.28


---
B-6               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/01           Average Annual Total Return on 12/31/01
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate                                   Ten Years (or                                 Ten Years (or
                               Account                                     Since Fund                                    Since Fund
                             Commenced                                     Inception,                                    Inception,
Investment                  Operations      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Division                 or, if later,      2 Riders        2 Riders        2 Riders       2 Riders       2 Riders        2 Riders
Corresponding                   Fund's       1 Rider         1 Rider         1 Rider        1 Rider        1 Rider         1 Rider
To                        Availability         BC              BC              BC             BC             BC              BC
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible          10/09/00        2.01             N/A            3.62           4.99            N/A            6.07
Income                                        2.25             N/A            4.27           5.25            N/A            6.36
(Service Shares)                              2.52             N/A            5.04           5.52            N/A            6.66

Janus Aspen Growth            10/09/00      -18.13             N/A          -20.51         -15.59            N/A          -18.92
and Income                                  -17.92             N/A          -20.18         -15.38            N/A          -18.72
(Service Shares)                            -17.71             N/A          -19.86         -15.17            N/A          -18.52

Janus Aspen                   10/09/00      -26.68             N/A          -29.80         -24.42            N/A          -27.92
Worldwide Growth                            -26.50             N/A          -29.27         -24.23            N/A          -27.74
(Service Shares)                            -26.32             N/A          -28.75         -24.04            N/A          -27.56

Jennison Portfolio            10/09/00      -22.88             N/A          -29.30         -20.50            N/A          -26.21
(Class II)                                  -22.69             N/A          -27.52         -20.30            N/A          -26.03
                                            -22.50             N/A          -25.85         -20.10            N/A          -25.85

MFS Emerging                  10/09/00      -37.11             N/A          -39.55         -35.16            N/A          -38.12
Growth Series                               -36.95             N/A          -39.19         -35.00            N/A          -37.96
(Service Class)                             -36.79             N/A          -38.83         -34.84            N/A          -37.80

MFS Investors                 10/09/00      -20.51             N/A          -17.92         -18.06            N/A          -15.98
Trust Series                                -20.31             N/A          -17.43         -17.85            N/A          -15.77
(Service Class)                             -20.11             N/A          -16.95         -17.64            N/A          -15.56

MFS New Discovery             10/09/00      -10.25             N/A          -11.08          -7.48            N/A           -9.30
Series (Service Class)                      -10.01             N/A          -10.70          -7.23            N/A           -9.06
                                             -9.78             N/A          -10.33          -6.99            N/A           -8.83

MFS Strategic                 10/09/00       -1.07             N/A            2.20           2.15            N/A            4.58
Income Series                                -0.62             N/A            2.76           2.38            N/A            4.83
(Service Class)                              -0.36             N/A            3.47           2.64            N/A            5.09

MFS Capital                   10/09/00      -27.69             N/A          -28.75         -25.46            N/A          -27.14
Opportunities                               -27.51             N/A          -28.36         -25.27            N/A          -26.96
(Service Class)                             -27.33             N/A          -27.98         -25.08            N/A          -26.78


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-7
                                                                             ---

                    TABLE II - NON-STANDARDIZED PERFORMANCE

                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/01           Average Annual Total Return on 12/31/01
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate                                   Ten Years (or                                 Ten Years (or
                               Account                                     Since Fund                                    Since Fund
                             Commenced                                     Inception,                                    Inception,
Investment                  Operations      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Division                 or, if later,      2 Riders        2 Riders        2 Riders       2 Riders       2 Riders        2 Riders
Corresponding                   Fund's       1 Rider         1 Rider         1 Rider        1 Rider        1 Rider         1 Rider
To                        Availability         BC              BC              BC             BC             BC              BC
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash             10/09/00       -1.87            2.62            2.20           1.22           2.62            2.20
Fund                                         -1.57            2.81            2.38           1.43           2.81            2.38
                                             -1.32            3.01            2.57           1.68           3.01            2.57

The Guardian Bond             10/09/00        3.36            4.60            4.49           6.35           4.60            4.49
Fund                                          3.60            4.79            4.67           6.60           4.79            4.67
                                              3.86            4.99            4.86           6.86           4.99            4.86

The Guardian Stock            10/09/00      -25.58            4.09           10.28         -23.27           4.09           10.28
Fund                                        -25.39            4.28           10.48         -23.08           4.28           10.48
                                            -25.20            4.48           10.68         -22.89           4.48           10.68

The Guardian Small            10/09/00      -12.67             N/A            3.54          -9.97            N/A            3.54
Cap Stock Fund                              -12.45             N/A            3.73          -9.74            N/A            3.73
                                            -12.23             N/A            3.93          -9.52            N/A            3.93

The Guardian                  10/09/00      -16.57             N/A           -8.24         -13.98            N/A           -7.86
500 Index Fund                              -16.35             N/A           -7.91         -13.76            N/A           -7.51
                                            -16.13             N/A           -7.59         -13.54            N/A           -7.18

The Guardian VC               10/09/00      -13.82             N/A           -2.30         -11.16            N/A           -1.88
Asset Allocation Fund                       -13.60             N/A           -2.00         -10.93            N/A           -1.57
                                            -13.38             N/A           -1.74         -10.70            N/A           -1.31

The Guardian                  10/09/00       -1.90             N/A           -2.67           1.19            N/A           -2.24
High Yield Bond Fund                         -1.60             N/A           -2.44           1.40            N/A           -2.01
                                             -1.35             N/A           -2.23           1.65            N/A           -1.80

Baillie Gifford               10/09/00      -24.60            1.46            4.15         -22.26           1.46            4.15
International Fund                          -24.40            1.64            4.33         -22.06           1.64            4.33
                                            -24.20            1.84            4.52         -21.86           1.84            4.52

Baillie Gifford               10/09/00        0.88           -2.46           -1.23           3.85          -2.46           -1.23
Emerging Markets                              1.09           -2.25           -1.00           4.09          -2.25           -1.00
                                              1.35           -2.06           -0.81           4.35          -2.06           -0.81

Value Line Centurion          10/09/00      -20.76            5.39            8.03         -18.24           5.39            8.03
Fund                                        -20.55            5.58            8.23         -18.06           5.58            8.23
                                            -20.34            5.78            8.43         -17.88           5.78            8.43

Value Line Strategic          10/09/00      -17.52            7.80            8.70         -14.96           7.80            8.70
Asset Management                            -17.30            8.00            8.90         -14.74           8.00            8.90
                                            -17.08            8.21            9.10         -14.52           8.21            9.10

AIM V.I. Aggressive           10/09/00      -29.94             N/A            0.07         -27.78            N/A            0.07
Growth Fund                                 -29.77             N/A           -0.10         -27.60            N/A            0.17
                                            -29.60             N/A            0.15         -27.42            N/A            0.42


---
B-8               INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
---

                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/01           Average Annual Total Return on 12/31/01
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate                                   Ten Years (or                                 Ten Years (or
                               Account                                     Since Fund                                    Since Fund
                             Commenced                                     Inception,                                    Inception,
Investment                  Operations      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Division                 or, if later,      2 Riders        2 Riders        2 Riders       2 Riders       2 Riders        2 Riders
Corresponding                   Fund's       1 Rider         1 Rider         1 Rider        1 Rider        1 Rider         1 Rider
To                        Availability         BC              BC              BC             BC             BC              BC
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth               10/09/00      -37.35            1.50            6.30         -35.42           1.50            6.30
Fund                                        -37.20            1.72            6.56         -35.26           1.72            6.56
                                            -37.05            1.97            6.83         -35.10           1.97            6.83

AIM V.I. Government           10/09/00        0.99            3.71            3.06           3.96           3.71            3.06
Securities Fund                               1.20            3.95            3.30           4.20           3.95            3.30
                                              1.46            4.21            3.56           4.46           4.21            3.56

AIM V.I. Premier              10/09/00      -17.18            7.15           10.79         -14.61           7.15           10.79
Equity Fund                                 -16.96            7.41           11.06         -14.39           7.41           11.06
                                            -16.74            7.68           11.34         -14.17           7.68           11.34

American Century VP           10/09/00      -31.85            1.69            2.70         -29.75           1.69            2.70
Capital Appreciation                        -31.68            1.92            2.94         -29.57           1.92            2.94
Fund                                        -31.51            2.18            3.20         -29.39           2.18            3.20

Alger American                10/09/00      -20.35           13.60           19.95         -17.89          13.60           19.95
Leveraged AllCap                            -20.15           13.87           20.25         -17.68          13.87           20.25
Portfolio                                   -19.95           14.15           20.55         -17.47          14.15           20.55

Fidelity Contrafund           10/09/00      -17.06            7.75           12.99         -14.50           7.75           12.99
Portfolio                                   -16.86            8.01           13.26         -14.29           8.01           13.26
(Service Class 2)                           -16.66            8.28           13.54         -14.08           8.28           13.54

Fidelity VIP Equity-          10/09/00      -10.20            6.71           10.90          -7.44           6.71           10.90
Income Portfolio                             -9.98            6.97           11.17          -7.20           6.97           11.17
(Service Class 2)                            -9.76            7.24           11.45          -6.97           7.24           11.45

Fidelity VIP Growth           10/09/00      -22.18             N/A           10.69         -19.78            N/A           10.69
Portfolio                                   -21.99            9.18           10.96         -19.58           9.18           10.96
Service Class 2)                            -21.80            9.45           11.24         -19.38           9.45           11.24

Fidelity VIP Balanced         10/09/00       -7.05            4.54            5.89          -4.19           4.54            5.89
Portfolio                                    -6.80            4.79            6.15          -3.92           4.79            6.15
(Service Class 2)                            -6.56            5.05            6.42          -3.67           5.05            6.42

Janus Aspen Aggressive        10/09/00      -42.76            4.38            9.75         -41.00           4.38            9.75
Growth                                      -42.62            4.63           10.02         -40.85           4.63           10.02
(Service Shares)                            -42.48            4.89           10.30         -40.70           4.89           10.30

Janus Aspen Capital           10/09/00      -25.95             N/A           14.63         -23.65            N/A           14.63
Appreciation                                -25.76             N/A           14.90         -23.46            N/A           14.90
(Service Shares)                            -25.57             N/A           15.18         -23.27            N/A           15.18

Janus Aspen Flexible          10/09/00        2.01            4.65            5.56           4.99           4.65            5.56
Income                                        2.25            4.90            5.82           5.25           4.90            5.82
(Service Shares)                              2.52            5.16            6.09           5.52           5.16            6.09


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-9
                                                                             ---

                                                Average Annual Total Return for a
                                                Contract Surrendered on 12/31/01           Average Annual Total Return on 12/31/01
                                                      (BC = Basic Contract)                      Assuming Contract Continues
                                           -----------------------------------------------------------------------------------------
                                                   Length of Investment Period                   Length of Investment Period
                                           -----------------------------------------------------------------------------------------
                         Date Separate                                   Ten Years (or                                 Ten Years (or
                               Account                                     Since Fund                                    Since Fund
                             Commenced                                     Inception,                                    Inception,
Investment                  Operations      One Year       Five Years       If Less)       One Year      Five Years       If Less)
Division                 or, if later,      2 Riders        2 Riders        2 Riders       2 Riders       2 Riders        2 Riders
Corresponding                   Fund's       1 Rider         1 Rider         1 Rider        1 Rider        1 Rider         1 Rider
To                        Availability         BC              BC              BC             BC             BC              BC
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth            10/09/00      -18.13             N/A            9.56         -15.59            N/A            9.79
and Income                                  -17.92             N/A            9.83         -15.38            N/A           10.05
(Service Shares)                            -17.71             N/A           10.11         -15.17            N/A           10.32

Janus Aspen                   10/09/00      -26.68            8.30           15.17         -24.42           8.30           15.17
Worldwide Growth                            -26.50            8.56           14.30         -24.23           8.56           14.30
(Service Shares)                            -26.32            8.83           13.48         -24.04           8.83           13.48

Jennison Portfolio            10/09/00      -22.88            8.94           11.89         -20.50           8.94           11.89
(Class II)                                  -22.69            9.20           12.16         -20.30           9.20           12.16
                                            -22.50            9.47           12.44         -20.10           9.47           12.44

MFS Emerging                  10/09/00      -37.11            6.51            9.77         -35.16           6.51            9.77
Growth Series                               -36.95            6.78           10.04         -35.00           6.78           10.04
(Service Class)                             -36.79            7.06           10.32         -34.84           7.06           10.32

MFS Investors                 10/09/00      -20.51            4.73            8.12         -18.06           4.73            8.12
Trust Series                                -20.31            4.99            8.38         -17.85           4.99            8.38
(Service Class)                             -20.11            5.26            8.65         -17.64           5.26            8.65

MFS New Discovery             10/09/00      -10.25             N/A           11.68          -7.48            N/A           11.88
Series (Service Class)                      -10.01             N/A           11.95          -7.23            N/A           12.15
                                             -9.78             N/A           12.23          -6.99            N/A           12.43

MFS Global                    10/09/00       -1.07            0.30            1.79           2.15           0.30            1.79
Government                                   -0.62            0.46            2.02           2.38           0.46            2.02
(Service Class)                              -0.36            0.71            2.28           2.64           0.71            2.28

MFS Capital                   10/09/00      -27.69            9.08            9.95         -25.46           9.08            9.95
Opportunities                               -27.51            9.35           10.22         -25.27           9.35           10.22
(Service Class)                             -27.33            9.63           10.50         -25.08           9.63           10.50

Change in Accumulation Unit Value

The following performance information illustrates the cumulative change and the actual annual change in accumulation unit values for the periods specified for each Investment Divisions and is computed differently than the standardized average annual total return information. No information is provided for Investment Divisions that were added after December 31, 2001.

An Investment Division's cumulative change in accumulation unit values is the rate at which the value of an accumulation unit changed over the time period illustrated. The actual annual change in accumulation unit values is the rate at which the value of an accumulation unit changed over each 12-month period illustrated. The rates of change in accumulation unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and administrative charge. They do not reflect deductions for any enhanced death benefit charges, any contingent deferred sales charge, contract administration fee or annuity taxes. The rates of change would be lower if these charges were included.


----
B-10              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
----

BASIC CONTRACT

                                                                            Cumulative Change in Accumulation Unit Value
                                                                                 for Period Ended December 31, 2001
                                                                          ---------------------------------------------------------
                                                                                                    Ten Years (or
                                                                                                       Since Fund
Investment Division                                                                                    Inception,      Date of Fund
Corresponding To                                                          One Year    Five Years         If Less)         Inception
                                                                          ---------------------------------------------------------
The Guardian Cash Fund ...................................................    1.77         16.46            29.95          11/10/81
The Guardian Bond Fund ...................................................    6.95         28.11            62.09          05/01/83
The Guardian Stock Fund ..................................................  -22.82         25.02           178.15           4/13/83
The Guardian Small Cap Stock Fund ........................................   -9.44           N/A            19.19          07/16/97
The Guardian VC 500 Index fund ...........................................  -13.47           N/A           -15.58          09/13/99
The Guardian VC Asset Allocation Fund ....................................  -10.63           N/A            -2.80          09/13/99
The Guardian VC High Yield Bond Fund .....................................    1.74           N/A            -3.91          09/13/99
Baillie Gifford International Fund .......................................  -21.80          9.98            56.85          02/08/91
Baillie Gifford Emerging Markets fund ....................................    4.44         -9.51            -5.12          10/17/94
Value Line Centurion Fund ................................................  -17.81         33.02           126.44          11/15/83
Value Line Strategic Asset Management Trust ..............................  -14.45         48.96           140.88          10/01/87
AIM V.I. Aggressive Growth Fund (Series I) ...............................  -27.36           N/A             1.86          05/01/98
AIM V.I. Growth Fund (Series I) ..........................................  -35.05         10.73            78.36          05/05/93
AIM V.I. Government Securities Fund (Series I) ...........................    4.54         23.40            36.31          05/05/93
AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund (Series 1) ....  -14.10         45.36           155.14          05/05/93
Alger American Leveraged AllCap Portfolio ................................  -17.41         94.62           267.34          01/25/95
American Century VP Capital Appreciation Fund ............................  -29.33         11.84            38.15          11/20/87
Fidelity VIP Contrafund Portfolio (Service Class 2) ......................  -14.01         49.46           144.39          01/03/96
Fidelity VIP Equity-Income Portfolio (Service Class 2) ...................   -6.89         42.41           198.02          10/09/86
Fidelity VIP Growth Portfolio (Service Class 2) ..........................  -19.31         57.73           192.56          10/09/86
Fidelity VIP Balanced Portfolio (Service Class 2) ........................   -3.59         28.46            55.38          01/03/95
Janus Aspen Aggressive Growth Portfolio (Service Shares) .................  -40.65         27.52           127.08          09/13/93
Janus Aspen Capital Appreciation Portfolio (Service Shares) ..............  -23.20           N/A            94.09          05/01/97
Janus Aspen Flexible Income Portfolio (Service Shares) ...................    5.60         29.14            64.44          09/13/93
Janus Aspen Growth and Income Portfolio (Service Shares) .................  -15.10           N/A            43.76          05/01/98
Janus Aspen Worldwide Growth Portfolio (Service Shares) ..................  -23.98         53.32           187.50          09/13/93
Jennison Portfolio (Class II) ............................................  -20.03         57.88           120.07          04/25/95
MFS Emerging Growth Series (Service Class) ...............................  -34.79         41.20            89.13          07/24/95
MFS Investors Trust Series (Service Class) ...............................  -17.58         29.74            68.50          10/09/95
MFS New Discovery Series (Service Class) .................................   -6.92           N/A            54.09          05/01/98
MFS Strategic Income Series (Service Class)
  (formerly MFS Global Governments Series) ...............................    2.72          4.04            19.27          06/14/94
MFS Capital Opportunities (Service Class) ................................  -25.02         59.01            71.85          08/14/96


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-11
                                                                            ----

                                                                       Change in Accumulation Unit Value for
                                                                        12-Month Period Ended December 31,
                                                                              (For Basic Contract)
                                                ------------------------------------------------------------------------------------
Investment Division
Corresponding To                                  1992   1993     1994     1995     1996    1997     1998     1999     2000     2001
----------------                                  ----   ----     ----     ----     ----    ----     ----     ----     ----     ----
The Guardian Cash Fund .......................    1.41   0.85     2.01     3.70     3.14    3.31     3.28     2.95     4.18     1.77
The Guardian Bond Fund .......................    5.82   7.94    -5.14    15.54     1.07    7.08     6.21    -2.57     8.10     6.95
The Guardian Stock Fund ......................   17.97  17.86    -2.99    32.31    24.66   33.22    17.77    28.87   -19.88   -22.82
The Guardian Small Cap Stock Fund ............                                             12.83*   -7.40    32.69    -5.06    -9.44
The Guardian VC 500 Index Fund ...............                                                                8.71*  -10.26   -13.47
The Guardian VC Asset Allocation Fund ........                                                                7.46*    1.21   -10.63
The Guardian VC High Yield Bond Fund .........                                                                2.34*   -7.71     1.74
Baillie Gifford International Fund ...........  -10.66  31.94    -0.88     7.66    13.38    9.98    19.06    36.68   -21.41   -21.80
Baillie Gifford Emerging Markets Fund ........                  -12.28*   -2.34    22.39    0.19   -27.97    69.25   -29.06     4.44
Value Line Centurion Fund ....................    4.07   7.30    -3.92    37.64    15.27   19.27    25.24    25.99   -14.00   -17.81
Value Line Strategic Asset Management Trust ..    9.50   9.90    -6.54    26.30    13.83   13.64    25.23    22.15     0.17   -14.45
AIM V.I. Aggressive Growth Fund (Series I) ...                                                       2.13*   42.19     0.77   -27.36
AIM V.I. Growth Fund (Series I) ..............           9.31*   -4.18    32.38    16.08   24.60    31.79    32.88   -21.88   -35.05
AIM V.I. Government Securities Fund
  (Series I) .................................           2.36*   -5.41    13.55     0.48    6.28     5.83    -3.06     8.26     4.54
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)(Series I) ...          13.50*    2.22    33.84    13.03   21.54    30.06    27.65   -16.14   -14.10
Alger American Leveraged AllCap Portfolio ....                            71.48*   10.07   17.57    55.08    74.95   -26.14   -17.41
American Century VP Capital Appreciation
  Fund .......................................   -3.07   8.39    -2.89    28.81    -6.01   -4.95    -3.87    61.65     7.13   -29.33
Fidelity VIP Contrafund Portfolio
  (Service Class 2) ..........................                            37.31*   19.09   21.91    27.67    21.98    -8.46   -14.01
Fidelity VIP Equity-Income Portfolio
  (Service Class 2) ..........................   14.84  16.23     5.20    32.74    12.27   25.82     9.59     4.40     6.25    -6.89
Fidelity VIP Growth Portfolio
  (Service Class 2) ..........................    7.41  17.29    -1.76    33.01    12.69   21.29    36.94    34.89   -12.76   -19.31
Fidelity VIP Balanced Portfolio
  Service Class 2) ...........................                            11.95*    8.04   20.13    15.22     2.60    -6.18    -3.59
Janus Aspen Aggressive Growth
  Portfolio (Service Shares) .................          17.43*   14.30    25.10     6.05   10.70    31.91   119.51   -32.97   -40.65
Janus Aspen Capital Appreciation
  Portfolio (Service Shares) .................                                             25.12*   55.35    62.10   -19.79   -23.20
Janus Aspen Flexible Income
  Portfolio (Service Shares) .................           0.17*   -2.63    21.70     7.27    9.81     7.20    -0.26     4.16     5.60
Janus Aspen Growth and Income
  Portfolio (Service Shares ..................                                                      18.40*   69.85   -15.80   -15.10
Janus Aspen Worldwide Growth
  Portfolio (Service Shares) .................          18.48*   -0.24    25.15    26.77   20.02    26.67    60.70   -17.45   -23.98
Jennison Portfolio (Class II) ................                            24.02*   12.39   29.41    35.06    39.72   -19.15   -20.03
MFS Emerging Growth Series (Service Class) ...                            16.51*   14.96   19.77    31.89    73.63   -21.06   -34.79
MFS Investors Trust Series (Service Class) ...                             6.25*   22.26   27.52    20.19     4.83    -2.03   -17.58
MFS New Discovery Series (Service Class) .....                                                       1.00*   70.39    -3.81    -6.92
MFS Strategic Income Series (Service Class)
  (formerly MFS Global Governments Series) ...                   -0.22*   12.42     2.20   -2.86     6.01    -4.20     2.66     2.72
MFS Capital Opportunities (Service Class) ....                                      8.08*  24.26    24.59    44.85    -5.43   -25.02

* From date of commencement of public offering of Fund's shares through December 31.


----
B-12              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
----

Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2001 was 1.36%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2001 was 1.37%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

We may provide a contract owner with personalized reports which use historical performance to demonstrate how the performance of the underlying investment options would have affected the selected portfolio value, the contract surrender value, and the death benefit in the accumulation period and the income stream upon annuitization if he/she had purchased the contract at some time in the past. These reports are based upon historical information and are not necessarily representative of future performance.


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-13
                                                                            ----

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS - FINANCIAL STATEMENTS

The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.

The financial statements of The Guardian Separate Account F as of December 31, 2001 have been included in this Registration Statement in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of The Guardian Insurance & Annuity Company, Inc., as of December 31, 2001 and 2000 and for each of three years in the period ended December 31, 2001 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of GIAC should be considered only as bearing upon the ability of GIAC to meet its obligations under the contracts.


----
B-14              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
----

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT F
--------------------------------------------------------------------------------

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001

                                                                                   Investment Divisions
                                                          -------------------------------------------------------------------
                                                                                                       Guardian
                                                                           Guardian      Guardian       VC High
                                                             Guardian        VC 500      VC Asset         Yield      Guardian
                                                                Stock         Index    Allocation          Bond          Bond
                                                          -----------   -----------   -----------   -----------   -----------
Assets:
  Shares owned in underlying fund .....................       309,568       455,539       272,515        66,573       816,447
  Net asset value per share (NAV) .....................         28.94          8.47          8.62          8.13         11.99
                                                          -----------   -----------   -----------   -----------   -----------
    Total Assets (Shares x NAV) .......................   $ 8,958,899   $ 3,858,416   $ 2,349,080   $   541,239   $ 9,789,195
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................        27,983        12,108        12,048        11,796        85,310
                                                          -----------   -----------   -----------   -----------   -----------
    Net Assets ........................................   $ 8,930,916   $ 3,846,308   $ 2,337,032   $   529,443   $ 9,703,885
Net Assets: Regular Contract
  Contract value in accumulation period ...............   $ 5,956,177   $ 2,480,692   $ 1,158,693   $   381,497   $ 6,163,595
                                                          -----------   -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $ 5,956,177   $ 2,480,692   $ 1,158,693   $   381,497   $ 6,163,595
    Units Outstanding .................................       954,095       310,994       133,129        40,009       557,110
    Unit Value (accumulation) .........................   $      6.24   $      7.98   $      8.70   $      9.54   $     11.06
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............   $   159,207   $   121,300   $    47,195   $    17,658   $   975,722
                                                          -----------   -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $   159,207   $   121,300   $    47,195   $    17,658   $   975,722
    Units Outstanding .................................        25,582        15,254         5,439         1,858        88,467
    Unit Value (accumulation) .........................   $      6.22   $      7.95   $      8.68   $      9.51   $     11.03
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $ 2,737,611   $   788,734   $ 1,085,399   $    78,018   $ 2,072,906
                                                          -----------   -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $ 2,737,611   $   788,734   $ 1,085,399   $    78,018   $ 2,072,906
    Units Outstanding .................................       439,893        99,188       125,096         8,207       187,947
    Unit Value (accumulation) .........................   $      6.22   $      7.95   $      8.68   $      9.51   $     11.03
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............   $    58,117   $    83,009   $    45,745   $       208   $   349,552
                                                          -----------   -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $    58,117   $    83,009   $    45,745   $       208   $   349,552
    Units Outstanding .................................         9,368        10,471         5,289            22        31,792
    Unit Value (accumulation) .........................   $      6.20   $      7.93   $      8.65   $      9.48   $     11.00
Net Assets: Total
  Contract value in accumulation period ...............   $ 8,911,112   $ 3,473,735   $ 2,337,032   $   477,381   $ 9,561,775
  Contract value in payout (annuitization) period .....        19,804       372,573            --        52,062       142,110
                                                          -----------   -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $ 8,930,916   $ 3,846,308   $ 2,337,032   $   529,443   $ 9,703,885
                                                          ===========   ===========   ===========   ===========   ===========
    Units Outstanding .................................     1,428,938       435,907       268,953        50,096       865,316
    Unit Value (accumulation) .........................   $      6.24   $      7.97   $      8.69   $      9.53   $     11.05

FIFO Cost .............................................   $ 9,862,216   $ 4,033,595   $ 2,490,791   $   572,571   $10,027,142

                                                                                   Investment Divisions
                                                          ------------------------------------------------------------------
                                                                                            Baillie
                                                                              Baillie       Gifford      Guardian         Value
                                                             Guardian         Gifford      Emerging     Small Cap          Line
                                                                 Cash   International       Markets         Stock     Centurion
                                                          -----------   -------------   -----------   -----------   -----------
Assets:
  Shares owned in underlying fund .....................     2,954,635          57,341        28,317       102,048        54,628
  Net asset value per share (NAV) .....................         10.00           12.72          9.57         14.71         19.71
                                                          -----------     -----------   -----------   -----------   -----------
    Total Assets (Shares x NAV) .......................   $29,546,354     $   729,383   $   270,998   $ 1,501,122   $ 1,076,722
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................       264,819          15,229         3,824        23,058        13,902
                                                          -----------     -----------   -----------   -----------   -----------
    Net Assets ........................................   $29,281,535     $   714,154   $   267,174   $ 1,478,064   $ 1,062,820
Net Assets: Regular Contract
  Contract value in accumulation period ...............   $23,859,363     $   482,992   $   207,409   $ 1,029,359   $   756,650
                                                          -----------     -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $23,859,363     $   482,992   $   207,409   $ 1,029,359   $   756,650
    Units Outstanding .................................     2,319,918          66,026        22,937       136,074       109,752
    Unit Value (accumulation) .........................   $     10.28     $      7.32   $      9.04   $      7.56   $      6.89
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............   $   340,337     $     4,014   $        --   $        --   $    19,342
                                                          -----------     -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $   340,337     $     4,014   $        --   $        --   $    19,342
    Units Outstanding .................................        33,195             550            --            --         2,814
    Unit Value (accumulation) .........................   $     10.25     $      7.29   $        --   $        --   $      6.87
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............   $ 4,314,874     $   227,089   $    59,696   $   428,200   $   247,309
                                                          -----------     -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $ 4,314,874     $   227,089   $    59,696   $   428,200   $   247,309
    Units Outstanding .................................       420,854          31,140         6,622        56,781        35,984
    Unit Value (accumulation) .........................   $     10.25     $      7.29   $      9.01   $      7.54   $      6.87
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............   $   138,835     $        59   $        69   $    20,427   $    39,519
                                                          -----------     -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $   138,835     $        59   $        69   $    20,427   $    39,519
    Units Outstanding .................................        13,583               8             8         2,717         5,768
    Unit Value (accumulation) .........................   $     10.22     $      7.27   $      8.99   $      7.52   $      6.85
Net Assets: Total
  Contract value in accumulation period ...............   $28,653,409     $   714,154   $   267,174   $ 1,477,986   $ 1,062,820
  Contract value in payout (annuitization) period .....       628,126              --            --            78            --
                                                          -----------     -----------   -----------   -----------   -----------
    Total Net Assets ..................................   $29,281,535     $   714,154   $   267,174   $ 1,478,064   $ 1,062,820
                                                          ===========     ===========   ===========   ===========   ===========
    Units Outstanding .................................     2,787,550          97,724        29,567       195,572       154,318
    Unit Value (accumulation) .........................   $     10.28     $      7.31   $      9.04   $      7.56   $      6.89

FIFO Cost .............................................   $29,546,354     $   711,249   $   264,814   $ 1,492,991   $ 1,282,103

                                                          Investment Divisions
                                                          --------------------
                                                                 Guardian
                                                                     Cash
                                                              -----------
Assets:
  Shares owned in underlying fund .....................           403,529
  Net asset value per share (NAV) .....................             18.36
                                                              -----------
    Total Assets (Shares x NAV) .......................       $ 7,408,799
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................            22,412
                                                              -----------
    Net Assets ........................................       $ 7,386,387
Net Assets: Regular Contract
  Contract value in accumulation period ...............       $ 4,704,506
                                                              -----------
    Total Net Assets ..................................       $ 4,704,506
    Units Outstanding .................................           587,990
    Unit Value (accumulation) .........................       $      8.00
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............       $   319,341
                                                              -----------
    Total Net Assets ..................................       $   319,341
    Units Outstanding .................................            40,037
    Unit Value (accumulation) .........................       $      7.98
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............       $ 2,167,467
                                                              -----------
    Total Net Assets ..................................       $ 2,167,467
    Units Outstanding .................................           271,743
    Unit Value (accumulation) .........................       $      7.98
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............       $    87,543
                                                              -----------
    Total Net Assets ..................................       $    87,543
    Units Outstanding .................................            11,010
    Unit Value (accumulation) .........................       $      7.95
Net Assets: Total
  Contract value in accumulation period ...............       $ 7,278,857
  Contract value in payout (annuitization) period .....           107,530
                                                              -----------
    Total Net Assets ..................................       $ 7,386,387
                                                              ===========
    Units Outstanding .................................           910,780
    Unit Value (accumulation) .........................       $      7.99

FIFO Cost .............................................       $ 8,414,735

See Notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (continued)

                                                                              Investment Divisions
                                                            -------------------------------------------------------
                                                              AIM V.I.                      AIM V.I.
                                                            Aggressive       AIM V.I.     Government       AIM V.I.
                                                                Growth         Growth     Securities          Value
                                                            ----------     ----------     ----------     ----------
Assets:
  Shares owned in underlying fund .....................        103,517         65,465        275,960        174,061
  Net asset value per share (NAV) .....................          10.81          16.37          11.53          23.35
                                                            ----------     ----------     ----------     ----------
    Total Assets (Shares x NAV) .......................     $1,119,017     $1,071,668     $3,181,822     $4,064,323
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................          7,754         14,045         38,259         17,838
                                                            ----------     ----------     ----------     ----------
    Net Assets ........................................     $1,111,263     $1,057,623     $3,143,563     $4,046,485
Net Assets: Regular Contract
  Contract value in accumulation period ...............     $  879,416     $  604,326     $2,083,660     $2,501,410
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $  879,416     $  604,326     $2,083,660     $2,501,410
    Units Outstanding .................................        141,527        118,449        192,339        318,967
    Unit Value (accumulation) .........................     $     6.21     $     5.10     $    10.83     $     7.84
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............     $   20,728     $   24,446     $  379,754     $  131,119
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $   20,728     $   24,446     $  379,754     $  131,119
    Units Outstanding .................................          3,346          4,806         35,164         16,772
    Unit Value (accumulation) .........................     $     6.19     $     5.09     $    10.80     $     7.82
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............     $  205,484     $  296,840     $  389,895     $1,188,813
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $  205,484     $  296,840     $  389,895     $1,188,813
    Units Outstanding .................................         33,172         58,363         36,103        152,063
    Unit Value (accumulation) .........................     $     6.19     $     5.09     $    10.80     $     7.82
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............     $    5,635     $   58,365     $  198,675     $   14,318
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $    5,635     $   58,365     $  198,675     $   14,318
    Units Outstanding .................................            912         11,511         18,454          1,837
    Unit Value (accumulation) .........................     $     6.18     $     5.07     $    10.77     $     7.79
Net Assets: Total
  Contract value in accumulation period ...............     $1,111,263     $  983,977     $3,051,984     $3,835,660
  Contract value in payout (annuitization) period .....             --         73,646         91,579        210,825
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $1,111,263     $1,057,623     $3,143,563     $4,046,485
                                                            ==========     ==========     ==========     ==========
    Units Outstanding .................................        178,957        193,129        282,060        489,639
    Unit Value (accumulation) .........................     $     6.21     $     5.09     $    10.82     $     7.83

FIFO Cost .............................................     $1,378,135     $1,319,577     $3,176,674     $4,381,652

                                                                              Investment Divisions
                                                            -------------------------------------------------------
                                                                                            Fidelity       Fidelity
                                                                 Alger       American            VIP    VIP Equity-
                                                              American     Century VP     Contrafund         Income
                                                             Leveraged        Capital        Service        Service
                                                                Allcap   Appreciation        Class 2        Class 2
                                                            ----------   ------------     ----------    -----------
Assets:
  Shares owned in underlying fund .....................         40,105        122,189        173,216        217,925
  Net asset value per share (NAV) .....................          31.55           7.50          20.00          22.59
                                                            ----------     ----------     ----------     ----------
    Total Assets (Shares x NAV) .......................     $1,265,310     $  916,415     $3,464,328     $4,922,919
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................         15,061         11,285         15,797         14,562
                                                            ----------     ----------     ----------     ----------
    Net Assets ........................................     $1,250,249     $  905,130     $3,448,531     $4,908,357
Net Assets: Regular Contract
  Contract value in accumulation period ...............     $  823,240     $  508,718     $2,104,315     $3,919,404
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $  823,240     $  508,718     $2,104,315     $3,919,404
    Units Outstanding .................................        124,879         84,699        259,861        409,221
    Unit Value (accumulation) .........................     $     6.59     $     6.01     $     8.10     $     9.58
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............     $   22,795     $   51,101     $  199,972     $  106,909
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $   22,795     $   51,101     $  199,972     $  106,909
    Units Outstanding .................................          3,469          8,535         24,771         11,197
    Unit Value (accumulation) .........................     $     6.57     $     5.99     $     8.07     $     9.55
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............     $  356,476     $  303,749     $  881,628     $  713,456
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $  356,476     $  303,749     $  881,628     $  713,456
    Units Outstanding .................................         54,243         50,730        109,211         74,723
    Unit Value (accumulation) .........................     $     6.57     $     5.99     $     8.07     $     9.55
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............     $   21,803     $   22,553     $   47,850     $   27,867
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $   21,803     $   22,553     $   47,850     $   27,867
    Units Outstanding .................................          3,328          3,778          5,946          2,928
    Unit Value (accumulation) .........................     $     6.55     $     5.97     $     8.05     $     9.52
Net Assets: Total
  Contract value in accumulation period ...............     $1,224,314     $  886,121     $3,233,765     $4,767,636
  Contract value in payout (annuitization) period .....         25,935         19,009        214,766        140,721
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $1,250,249     $  905,130     $3,448,531     $4,908,357
                                                            ==========     ==========     ==========     ==========
    Units Outstanding .................................        185,919        147,742        399,789        498,069
    Unit Value (accumulation) .........................     $     6.59     $     6.00     $     8.09     $     9.57

FIFO Cost .............................................     $1,314,616     $1,103,870     $3,648,309     $4,965,818

                                                                       Investment Divisions
                                                            ----------------------------------------
                                                                                         Janus Aspen
                                                              Fidelity       Fidelity     Aggressive
                                                            VIP Growth   VIP Balanced         Growth
                                                               Service        Service        Service
                                                               Class 2        Class 2         Shares
                                                            ----------   ------------    -----------
Assets:
  Shares owned in underlying fund .....................         53,253        160,451         62,133
  Net asset value per share (NAV) .....................          33.34          13.61          21.73
                                                            ----------     ----------     ----------
    Total Assets (Shares x NAV) .......................     $1,775,439     $2,183,735     $1,350,150
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................         13,445         11,634         12,399
                                                            ----------     ----------     ----------
    Net Assets ........................................     $1,761,994     $2,172,101     $1,337,751
Net Assets: Regular Contract
  Contract value in accumulation period ...............     $1,319,521     $1,606,245     $  867,886
                                                            ----------     ----------     ----------
    Total Net Assets ..................................     $1,319,521     $1,606,245     $  867,886
    Units Outstanding .................................        185,722        174,176        205,062
    Unit Value (accumulation) .........................     $     7.10     $     9.22     $     4.23
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............     $   18,980     $   33,457     $   60,908
                                                            ----------     ----------     ----------
    Total Net Assets ..................................     $   18,980     $   33,457     $   60,908
    Units Outstanding .................................          2,680          3,639         14,436
    Unit Value (accumulation) .........................     $     7.08     $     9.19     $     4.22
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............     $  309,664     $  531,320     $  397,571
                                                            ----------     ----------     ----------
    Total Net Assets ..................................     $  309,664     $  531,320     $  397,571
    Units Outstanding .................................         43,721         57,794         94,230
    Unit Value (accumulation) .........................     $     7.08     $     9.19     $     4.22
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............     $   18,945     $    1,079     $   11,386
                                                            ----------     ----------     ----------
    Total Net Assets ..................................     $   18,945     $    1,079     $   11,386
    Units Outstanding .................................          2,683            118          2,707
    Unit Value (accumulation) .........................     $     7.06     $     9.16     $     4.21
Net Assets: Total
  Contract value in accumulation period ...............     $1,667,110     $2,172,101     $1,337,751
  Contract value in payout (annuitization) period .....         94,884             --             --
                                                            ----------     ----------     ----------
    Total Net Assets ..................................     $1,761,994     $2,172,101     $1,337,751
                                                            ==========     ==========     ==========
    Units Outstanding .................................        234,806        235,727        316,435
    Unit Value (accumulation) .........................     $     7.10     $     9.21     $     4.23

FIFO Cost .............................................     $1,782,316     $2,147,353     $1,453,982

See Notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2001 (continued)

                                                                               Investment Divisions
                                                          ---------------------------------------------------------
                                                           Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen
                                                               Capital     Growth and       Flexible      Worldwide
                                                          Appreciation         Income         Income         Growth
                                                               Service        Service        Service        Service
                                                                Shares         Shares         Shares          Class
                                                          ------------    -----------    -----------     ----------
Assets:
  Shares owned in underlying fund .....................         99,036        106,979        127,382        138,139
  Net asset value per share (NAV) .....................          20.57          14.87          11.98          28.38
                                                            ----------     ----------     ----------     ----------
    Total Assets (Shares x NAV) .......................     $2,037,180     $1,590,771     $1,526,040     $3,920,372
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................         10,446          9,038          8,063         18,334
                                                            ----------     ----------     ----------     ----------
    Net Assets ........................................     $2,026,734     $1,581,733     $1,517,977     $3,902,038
Net Assets: Regular Contract
  Contract value in accumulation period ...............     $1,262,320     $  927,942     $1,145,321     $2,714,978
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $1,262,320     $  927,942     $1,145,321     $2,714,978
    Units Outstanding .................................        196,464        121,621        105,572        415,064
    Unit Value (accumulation) .........................     $     6.43     $     7.63     $    10.85     $     6.54
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............     $    6,094     $   52,469     $   29,521     $   73,116
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $    6,094     $   52,469     $   29,521     $   73,116
    Units Outstanding .................................            951          6,898          2,730         11,213
    Unit Value (accumulation) .........................     $     6.41     $     7.61     $    10.82     $     6.52
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............     $  732,976     $  468,372     $  341,872     $1,079,740
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $  732,976     $  468,372     $  341,872     $1,079,740
    Units Outstanding .................................        114,434         61,579         31,611        165,584
    Unit Value (accumulation) .........................     $     6.41     $     7.61     $    10.82     $     6.52
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............     $    8,235     $   22,410     $    1,263     $   17,419
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $    8,235     $   22,410     $    1,263     $   17,419
    Units Outstanding .................................          1,290          2,956            117          2,680
    Unit Value (accumulation) .........................     $     6.39     $     7.58     $    10.78     $     6.50
Net Assets: Total
  Contract value in accumulation period ...............     $2,009,625     $1,471,193     $1,517,977     $3,885,253
  Contract value in payout (annuitization) period .....         17,109        110,540             --         16,785
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $2,026,734     $1,581,733     $1,517,977     $3,902,038
                                                            ==========     ==========     ==========     ==========
    Units Outstanding .................................        313,139        193,054        140,030        594,541
    Unit Value (accumulation) .........................     $     6.42     $     7.62     $    10.84     $     6.53

FIFO Cost .............................................     $2,371,577     $1,701,285     $1,536,045     $3,855,550

                                                                                Investment Divisions
                                                            -------------------------------------------------------
                                                                   MFS            MFS            MFS            MFS
                                                              Emerging        Capital      Investors            New
                                                                Growth  Opportunities          Trust      Discovery
                                                               Service        Service        Service        Service
                                                                 Class          Class          Class          Class
                                                            ----------  -------------     ----------     ----------
Assets:
  Shares owned in underlying fund .....................         79,638        118,889         88,325        137,432
  Net asset value per share (NAV) .....................          17.93          13.51          17.08          15.22
                                                            ----------     ----------     ----------     ----------
    Total Assets (Shares x NAV) .......................     $1,427,908     $1,606,190     $1,508,587     $2,091,717
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................          8,938          9,271          9,324         13,350
                                                            ----------     ----------     ----------     ----------
    Net Assets ........................................     $1,418,970     $1,596,919     $1,499,263     $2,078,367
Net Assets: Regular Contract
  Contract value in accumulation period ...............     $  911,371     $1,070,571     $1,087,010     $1,311,935
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $  911,371     $1,070,571     $1,087,010     $1,311,935
    Units Outstanding .................................        166,921        160,662        135,458        150,658
    Unit Value (accumulation) .........................     $     5.46     $     6.66     $     8.02     $     8.71
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............     $   34,250     $   27,355     $   85,268     $   51,923
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $   34,250     $   27,355     $   85,268     $   51,923
    Units Outstanding .................................          6,293          4,118         10,659          5,981
    Unit Value (accumulation) .........................     $     5.44     $     6.64     $     8.00     $     8.68
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............     $  449,605     $  387,614     $  308,689     $  538,736
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $  449,605     $  387,614     $  308,689     $  538,736
    Units Outstanding .................................         82,603         58,351         38,587         62,059
    Unit Value (accumulation) .........................     $     5.44     $     6.64     $     8.00     $     8.68
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............     $   23,744     $   13,534     $   18,296     $    1,462
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $   23,744     $   13,534     $   18,296     $    1,462
    Units Outstanding .................................          4,376          2,044          2,294            169
    Unit Value (accumulation) .........................     $     5.43     $     6.62     $     7.97     $     8.65
Net Assets: Total
  Contract value in accumulation period ...............     $1,418,970     $1,499,074     $1,499,263     $1,904,056
  Contract value in payout (annuitization) period .....             --         97,845             --        174,311
                                                            ----------     ----------     ----------     ----------
    Total Net Assets ..................................     $1,418,970     $1,596,919     $1,499,263     $2,078,367
                                                            ==========     ==========     ==========     ==========
    Units Outstanding .................................        260,193        225,175        186,998        218,867
    Unit Value (accumulation) .........................     $     5.45     $     6.66     $     8.02     $     8.70

FIFO Cost .............................................     $1,724,476     $1,950,467     $1,624,249     $2,052,114

                                                               Investment Divisions
                                                           --------------------------
                                                            MFS Global
                                                           Governments     Prudential
                                                               Service       Jennison
                                                                 Class       Class II
                                                           -----------     ----------
Assets:
  Shares owned in underlying fund .....................         25,786         71,499
  Net asset value per share (NAV) .....................          10.03          18.45
                                                            ----------     ----------
    Total Assets (Shares x NAV) .......................     $  258,629     $1,319,163
Liabilities:
  Due to the Guardian Insurance & Annuity
    Company, Inc. .....................................          2,623         14,376
                                                            ----------     ----------
    Net Assets ........................................     $  256,006     $1,304,787
Net Assets: Regular Contract
  Contract value in accumulation period ...............     $  191,843     $  978,141
                                                            ----------     ----------
    Total Net Assets ..................................     $  191,843     $  978,141
    Units Outstanding .................................         18,001        146,648
    Unit Value (accumulation) .........................     $    10.66     $     6.67
Net Assets: Contracts with Living Benefit Rider
  Contract value in accumulation period ...............     $   20,561     $    8,357
                                                            ----------     ----------
    Total Net Assets ..................................     $   20,561     $    8,357
    Units Outstanding .................................          1,935          1,257
    Unit Value (accumulation) .........................     $    10.62     $     6.65
Net Assets: Contracts with Enhanced Death Benefit Rider
  Contract value in accumulation period ...............     $   43,602     $  267,984
                                                            ----------     ----------
    Total Net Assets ..................................     $   43,602     $  267,984
    Units Outstanding .................................          4,104         40,303
    Unit Value (accumulation) .........................     $    10.62     $     6.65
Net Assets: Contracts with Anniversary Enhanced
  Death Benefit Rider and Living Benefit Rider
  Contract value in accumulation period ...............     $       --     $   50,305
                                                            ----------     ----------
    Total Net Assets ..................................     $       --     $   50,305
    Units Outstanding .................................             --          7,589
    Unit Value (accumulation) .........................     $       --     $     6.63
Net Assets: Total
  Contract value in accumulation period ...............     $  256,006     $1,304,787
  Contract value in payout (annuitization) period .....             --             --
                                                            ----------     ----------
    Total Net Assets ..................................     $  256,006     $1,304,787
                                                            ==========     ==========
    Units Outstanding .................................         24,040        195,797
    Unit Value (accumulation) .........................     $    10.65     $     6.66

FIFO Cost .............................................     $  255,736     $1,366,133

See Notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2001

                                                                                 Investment Divisions
                                                             --------------------------------------------------------------
                                                                                                                   Guardian
                                                                                 Guardian         Guardian          VC High
                                                                Guardian           VC 500         VC Asset            Yield
                                                                   Stock            Index       Allocation             Bond
                                                             -----------      -----------      -----------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $    19,165      $    34,411      $    19,300      $    38,594
  Expenses:
    Mortality expense risk and administrative charges ..         129,724           41,213           31,022           10,941
                                                             -----------      -----------      -----------      -----------
  Net investment income/(expense) ......................        (110,559)          (6,802)         (11,722)          27,653
                                                             -----------      -----------      -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..      (1,439,299)        (119,726)         (48,107)          (6,180)
    Reinvested realized gain distributions .............          57,034              664           44,258               --
                                                             -----------      -----------      -----------      -----------
  Net realized gain/(loss) on investments ..............      (1,382,265)        (119,062)          (3,849)          (6,180)
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................        (152,604)        (165,924)         (90,400)          23,945
                                                             -----------      -----------      -----------      -----------
Net realized and unrealized gain/(loss) from investments      (1,534,869)        (284,986)         (94,249)          17,765
                                                             -----------      -----------      -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $(1,645,428)     $  (291,788)     $  (105,971)     $    45,418
                                                             ===========      ===========      ===========      ===========

                                                                                  Investment Divisions
                                                             -------------------------------------------------------------
                                                                                                                   Baillie
                                                                                                  Baillie          Gifford
                                                                Guardian         Guardian         Gifford         Emerging
                                                                    Bond             Cash   International          Markets
                                                             -----------      -----------   -------------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $   416,653      $   447,587     $        --      $       357
  Expenses:
    Mortality expense risk and administrative charges ..          83,747          265,969          13,769            3,793
                                                             -----------      -----------     -----------      -----------
  Net investment income/(expense) ......................         332,906          181,618         (13,769)          (3,436)
                                                             -----------      -----------     -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..          33,383               --         135,468           89,990
    Reinvested realized gain distributions .............          45,236               --           8,080               --
                                                             -----------      -----------     -----------      -----------
  Net realized gain/(loss) on investments ..............          78,619               --         143,548           89,990
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................        (228,303)              --           3,117            7,299
                                                             -----------      -----------     -----------      -----------
Net realized and unrealized gain/(loss) from investments        (149,684)              --         146,665           97,289
                                                             -----------      -----------     -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $   183,222      $   181,618     $   132,896      $    93,853
                                                             ===========      ===========     ===========      ===========

                                                                           Investment Divisions
                                                             ---------------------------------------------
                                                                                                Value Line
                                                                Guardian           Value         Strategic
                                                               Small Cap            Line             Asset
                                                                   Stock       Centurion        Management
                                                             -----------      -----------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $       111      $     1,533      $   190,095
  Expenses:
    Mortality expense risk and administrative charges ..          21,984           13,347           88,471
                                                             -----------      -----------      -----------
  Net investment income/(expense) ......................         (21,873)         (11,814)         101,624
                                                             -----------      -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..          49,645          (41,291)        (110,092)
    Reinvested realized gain distributions .............              52          117,480          431,950
                                                             -----------      -----------      -----------
  Net realized gain/(loss) on investments ..............          49,697           76,189          321,858
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................           6,638         (181,316)        (996,641)
                                                             -----------      -----------      -----------
Net realized and unrealized gain/(loss) from investments          56,335         (105,127)        (674,783)
                                                             -----------      -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $    34,462      $  (116,941)     $  (573,159)
                                                             ===========      ===========      ===========

See Notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2001 (continued)

                                                                                 Investment Divisions
                                                             -------------------------------------------------------------
                                                                AIM V.I.                          AIM V.I.
                                                              Aggressive         AIM V.I.       Government        AIM V.I.
                                                                  Growth           Growth       Securities           Value
                                                             -----------      -----------      -----------     -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $        --      $     2,538      $    91,988     $     5,187
  Expenses:
    Mortality expense risk and administrative charges ..          16,738           13,331           37,495          45,967
                                                             -----------      -----------      -----------     -----------
  Net investment income/(expense) ......................         (16,738)         (10,793)          54,493         (40,780)
                                                             -----------      -----------      -----------     -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..         (40,942)         (84,587)           7,693         (80,360)
    Reinvested realized gain distributions .............              --               --               --          78,741
                                                             -----------      -----------      -----------     -----------
  Net realized gain/(loss) on investments ..............         (40,942)         (84,587)           7,693          (1,619)
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................        (254,166)        (204,309)          12,851        (286,581)
                                                             -----------      -----------      -----------     -----------
Net realized and unrealized gain/(loss) from investments        (295,108)        (288,896)          20,544        (288,200)
                                                             -----------      -----------      -----------     -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $  (311,846)     $  (299,689)     $    75,037     $  (328,980)
                                                             ===========      ===========      ===========     ===========

                                                                                  Investment Divisions
                                                             --------------------------------------------------------------
                                                                                                  Fidelity         Fidelity
                                                                   Alger         American              VIP      VIP Equity-
                                                                American       Century VP       Contrafund           Income
                                                               Leveraged          Capital          Service          Service
                                                                  Allcap     Appreciation          Class 2          Class 2
                                                             -----------     ------------      -----------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $        --      $        --      $    10,528      $    10,925
  Expenses:
    Mortality expense risk and administrative charges ..          14,254           10,308           43,858           53,589
                                                             -----------      -----------      -----------      -----------
  Net investment income/(expense) ......................         (14,254)         (10,308)         (33,330)         (42,664)
                                                             -----------      -----------      -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..         (87,046)        (211,987)         (60,544)         (91,058)
    Reinvested realized gain distributions .............          25,722          179,322           39,480           31,442
                                                             -----------      -----------      -----------      -----------
  Net realized gain/(loss) on investments ..............         (61,324)         (32,665)         (21,064)         (59,616)
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................         (11,066)        (179,322)        (192,372)         (55,126)
                                                             -----------      -----------      -----------      -----------
Net realized and unrealized gain/(loss) from investments         (72,390)        (211,987)        (213,436)        (114,742)
                                                             -----------      -----------      -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $   (86,644)     $  (222,295)     $  (246,766)     $  (157,406)
                                                             ===========      ===========      ===========      ===========

                                                                          Investment Divisions
                                                             ---------------------------------------------
                                                                                               Janus Aspen
                                                                Fidelity         Fidelity       Aggressive
                                                              VIP Growth     VIP Balanced           Growth
                                                                 Service          Service          Service
                                                                 Class 2          Class 2           Shares
                                                             -----------      -----------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $       481      $    11,697      $        --
  Expenses:
    Mortality expense risk and administrative charges ..          22,558           21,241           20,003
                                                             -----------      -----------      -----------
  Net investment income/(expense) ......................         (22,077)          (9,544)         (20,003)
                                                             -----------      -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..         (48,915)         (27,329)        (525,247)
    Reinvested realized gain distributions .............          45,172               --               --
                                                             -----------      -----------      -----------
  Net realized gain/(loss) on investments ..............          (3,743)         (27,329)        (525,247)
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................          13,389           37,345          (64,694)
                                                             -----------      -----------      -----------
Net realized and unrealized gain/(loss) from investments           9,646           10,016         (589,941)
                                                             -----------      -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $   (12,431)     $       472      $  (609,944)
                                                             ===========      ===========      ===========

See Notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2001 (continued)

                                                                                  Investment Divisions
                                                            ---------------------------------------------------------------
                                                             Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                                                                 Capital       Growth and         Flexible        Worldwide
                                                            Appreciation           Income           Income           Growth
                                                                 Service          Service          Service          Service
                                                                  Shares           Shares           Shares            Class
                                                             -----------      -----------      -----------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $    16,026      $    11,710      $    54,248      $    10,463
  Expenses:
    Mortality expense risk and administrative charges ..          28,584           18,463           17,572           54,138
                                                             -----------      -----------      -----------      -----------
  Net investment income/(expense) ......................         (12,558)          (6,753)          36,676          (43,675)
                                                             -----------      -----------      -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..        (114,382)         (38,702)          13,481         (609,002)
    Reinvested realized gain distributions .............              --               --               --               --
                                                             -----------      -----------      -----------      -----------
  Net realized gain/(loss) on investments ..............        (114,382)         (38,702)          13,481         (609,002)
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................        (303,047)        (103,855)         (12,468)          46,909
                                                             -----------      -----------      -----------      -----------
Net realized and unrealized gain/(loss) from investments        (417,429)        (142,557)           1,013         (562,093)
                                                             -----------      -----------      -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $  (429,987)     $  (149,310)     $    37,689      $  (605,768)
                                                             ===========      ===========      ===========      ===========

                                                                                   Investment Divisions
                                                             --------------------------------------------------------------
                                                                     MFS              MFS              MFS              MFS
                                                                Emerging          Capital        Investors              New
                                                                  Growth    Opportunities            Trust        Discovery
                                                                 Service          Service          Service          Service
                                                                   Class            Class            Class            Class
                                                             -----------      -----------      -----------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $        --      $        --      $     4,552      $        --
  Expenses:
    Mortality expense risk and administrative charges ..          17,482           18,669           19,085           22,472
                                                             -----------      -----------      -----------      -----------
  Net investment income/(expense) ......................         (17,482)         (18,669)         (14,533)         (22,472)
                                                             -----------      -----------      -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..        (191,854)         (54,494)        (117,894)         (33,270)
    Reinvested realized gain distributions .............          72,360           88,329           24,987           31,294
                                                             -----------      -----------      -----------      -----------
  Net realized gain/(loss) on investments ..............        (119,494)          33,835          (92,907)          (1,976)
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................        (269,764)        (339,645)        (115,694)          31,631
                                                             -----------      -----------      -----------      -----------
Net realized and unrealized gain/(loss) from investments        (389,258)        (305,810)        (208,601)          29,655
                                                             -----------      -----------      -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $  (406,740)     $  (324,479)     $  (223,134)     $     7,183
                                                             ===========      ===========      ===========      ===========

                                                                 Investment Divisions
                                                             ----------------------------
                                                              MFS Global
                                                             Governments       Prudential
                                                                 Service         Jennison
                                                                   Class         Class II
                                                             -----------      -----------
Investment Income
  Income:
    Reinvested dividends ...............................     $     2,284      $        --
  Expenses:
    Mortality expense risk and administrative charges ..           2,607           13,615
                                                             -----------      -----------
  Net investment income/(expense) ......................            (323)         (13,615)
                                                             -----------      -----------
Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ..           1,666          (31,841)
    Reinvested realized gain distributions .............              --            5,311
                                                             -----------      -----------
  Net realized gain/(loss) on investments ..............           1,666          (26,530)
  Net change in unrealized appreciation/(depreciation)
    of investments .....................................           2,555          (28,499)
                                                             -----------      -----------
Net realized and unrealized gain/(loss) from investments           4,221          (55,029)
                                                             -----------      -----------
Net Increase/(Decrease) in Net Assets Resulting from
  Operations ...........................................     $     3,898      $   (68,644)
                                                             ===========      ===========

See Notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

For the period October 9, 2000 (commencement of operations) through December 31, 2000 and year ended 2001

                                                                               Investment Divisions
                                                          ------------------------------------------------------------
                                                                                                              Guardian
                                                                              Guardian        Guardian         VC High
                                                              Guardian          VC 500        VC Asset           Yield
                                                                 Stock           Index      Allocation            Bond
                                                          ------------    ------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     (5,938)   $        885    $     20,181    $     53,538
  Net realized gain/(loss) from sale of investments ...        (44,059)           (408)           (167)             --
  Reinvested realized gain distributions ..............        665,474             118          31,117              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (750,713)         (9,255)        (51,311)        (55,277)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...       (135,236)         (8,660)           (180)         (1,739)
                                                          ------------    ------------    ------------    ------------
2000 Contract Transactions
  Net contract purchase payments ......................      4,940,759         470,413         832,730          15,412
  Transfer between investment divisions ...............        335,756              --              --       1,012,228
  Transfer of annuity benefits ........................         (4,339)           (262)             --              --
  Transfer of investment credits ......................        148,223          14,112          24,982             462
  Transfers-other .....................................         (7,564)           (300)              3              12
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      5,412,835         483,963         857,715       1,028,114
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      5,277,599         475,303         857,535       1,026,375
  Net Assets at December 31, 1999 .....................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $  5,277,599    $    475,303    $    857,535    $  1,026,375
                                                          ============    ============    ============    ============
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $   (110,559)   $     (6,802)   $    (11,722)   $     27,653
  Net realized gain/(loss) from sale of investments ...     (1,439,299)       (119,726)        (48,107)         (6,180)
  Reinvested realized gain distributions ..............         57,034             664          44,258              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (152,604)       (165,924)        (90,400)         23,945
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...     (1,645,428)       (291,788)       (105,971)         45,418
                                                          ------------    ------------    ------------    ------------
2001 Contract Transactions
  Net contract purchase payments ......................      5,014,518       2,516,711       1,343,662         405,983
  Transfer between investment divisions ...............        340,171       1,224,146         250,321        (947,000)
  Transfer on account of death ........................         (7,881)             --              --              --
  Transfer of annuity benefits ........................       (196,911)       (153,606)        (44,098)        (13,419)
  Transfer of investment credits ......................        148,303          75,501          40,300          12,180
  Contract fees .......................................         (2,161)           (514)           (337)            (28)
  Transfers-other .....................................          2,706             555          (4,380)            (66)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      5,298,745       3,662,793       1,585,468        (542,350)
                                                          ------------    ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      3,653,317       3,371,005       1,479,497        (496,932)
  Net Assets at December 31, 2000 .....................      5,277,599         475,303         857,535       1,026,375
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2001 .....................   $  8,930,916    $  3,846,308    $  2,337,032    $    529,443
                                                          ============    ============    ============    ============

                                                                                Investment Divisions
                                                             ---------------------------------------------------------
                                                                                                               Baillie
                                                                                               Baillie         Gifford
                                                              Guardian        Guardian         Gifford        Emerging
                                                                  Bond            Cash   International         Markets
                                                          ------------    ------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     24,305    $     29,592    $     (1,460)   $        (30)
  Net realized gain/(loss) from sale of investments ...             (7)             --          36,210              --
  Reinvested realized gain distributions ..............             --              --          47,612             391
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         (9,644)             --          15,017          (1,115)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...         14,654          29,592          97,379            (754)
                                                          ------------    ------------    ------------    ------------
2000 Contract Transactions
  Net contract purchase payments ......................        733,168      12,082,230         201,322          15,562
  Transfer between investment divisions ...............         44,847      (7,384,508)        793,839           5,980
  Transfer of annuity benefits ........................           (276)         (5,829)            (89)             --
  Transfer of investment credits ......................         21,995         362,467           6,040             467
  Transfers-other .....................................             39           1,832          (5,640)             --
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..        799,773       5,056,192         995,472          22,009
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............        814,427       5,085,784       1,092,851          21,255
  Net Assets at December 31, 1999 .....................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $    814,427    $  5,085,784    $  1,092,851    $     21,255
                                                          ============    ============    ============    ============
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    332,906    $    181,618    $    (13,769)   $     (3,436)
  Net realized gain/(loss) from sale of investments ...         33,383              --         135,468          89,990
  Reinvested realized gain distributions ..............         45,236              --           8,080              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (228,303)             --           3,117           7,299
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...        183,222         181,618         132,896          93,853
                                                          ------------    ------------    ------------    ------------
2001 Contract Transactions
  Net contract purchase payments ......................      7,924,548      31,062,824         619,892         123,523
  Transfer between investment divisions ...............        723,680        (411,673)     (1,128,124)         63,865
  Transfer on account of death ........................             --              --              --              --
  Transfer of annuity benefits ........................       (180,475)     (7,576,434)        (24,646)        (38,888)
  Transfer of investment credits ......................        237,732         930,864          18,597           3,705
  Contract fees .......................................           (559)         (1,122)            (80)            (65)
  Transfers-other .....................................          1,310          (7,773)          2,768             (74)
                                                          ------------    ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      8,706,236      23,996,686        (511,593)        152,066
                                                          ------------    ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --          17,447              --              --
                                                          ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      8,889,458      24,195,751        (378,697)        245,919
  Net Assets at December 31, 2000 .....................        814,427       5,085,784       1,092,851          21,255
                                                          ------------    ------------    ------------    ------------
  Net Assets at December 31, 2001 .....................   $  9,703,885    $ 29,281,535    $    714,154    $    267,174
                                                          ============    ============    ============    ============

                                                                        Investment Divisions
                                                          --------------------------------------------
                                                                                            Value Line
                                                              Guardian           Value       Strategic
                                                             Small Cap            Line           Asset
                                                                 Stock       Centurion      Management
                                                          ------------    ------------    ------------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $     (1,074)   $       (555)   $     (3,942)
  Net realized gain/(loss) from sale of investments ...         52,010              --            (910)
  Reinvested realized gain distributions ..............         14,984              --              --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          1,494         (24,066)         (9,296)
                                                          ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...         67,414         (24,621)        (14,148)
                                                          ------------    ------------    ------------
2000 Contract Transactions
  Net contract purchase payments ......................        453,995         341,942       1,918,233
  Transfer between investment divisions ...............        833,623              --          26,766
  Transfer of annuity benefits ........................           (352)             --          (1,571)
  Transfer of investment credits ......................         13,620          10,258          57,547
  Transfers-other .....................................         (7,881)             (3)           (376)
                                                          ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..      1,293,005         352,197       2,000,599
                                                          ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............      1,360,419         327,576       1,986,451
  Net Assets at December 31, 1999 .....................             --              --              --
                                                          ------------    ------------    ------------
  Net Assets at December 31, 2000 .....................   $  1,360,419    $    327,576    $  1,986,451
                                                          ============    ============    ============
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (21,873)   $    (11,814)   $    101,624
  Net realized gain/(loss) from sale of investments ...         49,645         (41,291)       (110,092)
  Reinvested realized gain distributions ..............             52         117,480         431,950
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................          6,638        (181,316)       (996,641)
                                                          ------------    ------------    ------------
  Net increase/(decrease) resulting from operations ...         34,462        (116,941)       (573,159)
                                                          ------------    ------------    ------------
2001 Contract Transactions
  Net contract purchase payments ......................        828,355         722,684       5,000,090
  Transfer between investment divisions ...............       (756,209)        138,388         980,201
  Transfer on account of death ........................             --              --              --
  Transfer of annuity benefits ........................        (14,881)        (30,764)       (154,168)
  Transfer of investment credits ......................         24,823          21,680         149,761
  Contract fees .......................................           (356)           (173)         (1,100)
  Transfers-other .....................................          1,451             370          (1,689)
                                                          ------------    ------------    ------------
  Net increase/(decrease) from contract transactions ..         83,183         852,185       5,973,095
                                                          ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................             --              --              --
                                                          ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ...............        117,645         735,244       5,399,936
  Net Assets at December 31, 2000 .....................      1,360,419         327,576       1,986,451
                                                          ------------    ------------    ------------
  Net Assets at December 31, 2001 .....................   $  1,478,064    $  1,062,820    $  7,386,387
                                                          ============    ============    ============

See Notes to financial statements.


                                   B-28 & B-29

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

For the period October 9, 2000 (commencement of operations) through December 31, 2000 and year ended 2001 (continued)

                                                                              Investment Divisions
                                                          --------------------------------------------------------
                                                             AIM V.I.                      AIM V.I.
                                                           Aggressive       AIM V.I.     Government       AIM V.I.
                                                               Growth         Growth     Securities          Value
                                                          -----------    -----------    -----------    -----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $    (1,017)   $      (683)   $    14,308    $    (1,097)
  Net realized gain/(loss) from sale of investments ...        (1,157)          (182)           (35)        (2,105)
  Reinvested realized gain distributions ..............            --         10,846             --         26,947
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................        (4,952)       (43,600)        (7,703)       (30,748)
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ...        (7,126)       (33,619)         6,570         (7,003)
                                                          -----------    -----------    -----------    -----------
2000 Contract Transactions
  Net contract purchase payments ......................       649,106        425,648        327,913        849,363
  Transfer between investment divisions ...............        (2,353)         2,353         45,324         10,201
  Transfer of annuity benefits ........................            --           (462)            --           (226)
  Transfer of investment credits ......................        19,473         12,769          9,837         25,481
  Transfers-other .....................................          (997)           656              5            106
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ..       665,229        440,964        383,079        884,925
                                                          -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............       658,103        407,345        389,649        877,922
  Net Assets at December 31, 1999 .....................            --             --             --             --
                                                          -----------    -----------    -----------    -----------
  Net Assets at December 31, 2000 .....................   $   658,103    $   407,345    $   389,649    $   877,922
                                                          ===========    ===========    ===========    ===========
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $   (16,738)   $   (10,793)   $    54,493    $   (40,780)
  Net realized gain/(loss) from sale of investments ...       (40,942)       (84,587)         7,693        (80,360)
  Reinvested realized gain distributions ..............            --             --             --         78,741
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................      (254,166)      (204,309)        12,851       (286,581)
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ...      (311,846)      (299,689)        75,037       (328,980)
                                                          -----------    -----------    -----------    -----------
2001 Contract Transactions
  Net contract purchase payments ......................       777,617        811,293      2,557,758      2,991,699
  Transfer between investment divisions ...............       (10,833)       180,295        135,165        583,731
  Transfer on account of death ........................        (3,546)            --             --         (3,890)
  Transfer of annuity benefits ........................       (22,634)       (62,275)       (82,573)      (164,330)
  Transfer of investment credits ......................        23,325         22,482         76,732         89,724
  Contract fees .......................................          (449)          (191)          (103)          (454)
  Transfers-other .....................................         1,526         (1,637)        (8,102)         1,063
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ..       765,006        949,967      2,678,877      3,497,543
                                                          -----------    -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................            --             --             --             --
                                                          -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............       453,160        650,278      2,753,914      3,168,563
  Net Assets at December 31, 2000 .....................       658,103        407,345        389,649        877,922
                                                          -----------    -----------    -----------    -----------
  Net Assets at December 31, 2001 .....................   $ 1,111,263    $ 1,057,623    $ 3,143,563    $ 4,046,485
                                                          ===========    ===========    ===========    ===========

                                                                               Investment Divisions
                                                          --------------------------------------------------------
                                                                                           Fidelity       Fidelity
                                                                Alger       American            VIP    VIP Equity-
                                                             American     Century VP     Contrafund         Income
                                                            Leveraged        Capital        Service        Service
                                                               Allcap   Appreciation        Class 2        Class 2
                                                          -----------   ------------    -----------    -----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $      (807)   $      (977)   $    (1,938)   $      (973)
  Net realized gain/(loss) from sale of investments ...          (149)        (1,279)        (2,255)           109
  Reinvested realized gain distributions ..............            --             --             --             --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (38,240)        (8,133)         8,391         12,227
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ...       (39,196)       (10,389)         4,198         11,363
                                                          -----------    -----------    -----------    -----------
2000 Contract Transactions
  Net contract purchase payments ......................       308,176        373,478      1,085,245        379,345
  Transfer between investment divisions ...............        19,625             --         68,794         56,523
  Transfer of annuity benefits ........................            --           (127)        (1,801)            --
  Transfer of investment credits ......................         9,245         11,204         32,557         11,380
  Transfers-other .....................................           (14)          (289)        (1,199)            41
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ..       337,032        384,266      1,183,596        447,289
                                                          -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............       297,836        373,877      1,187,794        458,652
  Net Assets at December 31, 1999 .....................            --             --             --             --
                                                          -----------    -----------    -----------    -----------
  Net Assets at December 31, 2000 .....................   $   297,836    $   373,877    $ 1,187,794    $   458,652
                                                          ===========    ===========    ===========    ===========
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $   (14,254)   $   (10,308)   $   (33,330)   $   (42,664)
  Net realized gain/(loss) from sale of investments ...       (87,046)      (211,987)       (60,544)       (91,058)
  Reinvested realized gain distributions ..............        25,722        179,322         39,480         31,442
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (11,066)      (179,322)      (192,372)       (55,126)
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ...       (86,644)      (222,295)      (246,766)      (157,406)
                                                          -----------    -----------    -----------    -----------
2001 Contract Transactions
  Net contract purchase payments ......................     1,037,433        657,059      2,246,115      3,685,932
  Transfer between investment divisions ...............        12,446         96,770        331,870        850,888
  Transfer on account of death ........................            --         (3,566)            --         (4,229)
  Transfer of annuity benefits ........................       (40,928)       (16,039)      (137,797)       (39,892)
  Transfer of investment credits ......................        31,007         19,711         67,368        110,562
  Contract fees .......................................          (128)          (168)          (428)          (257)
  Transfers-other .....................................          (773)          (219)           375          4,107
                                                          -----------    -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ..     1,039,057        753,548      2,507,503      4,607,111
                                                          -----------    -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................            --             --             --             --
                                                          -----------    -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............       952,413        531,253      2,260,737      4,449,705
  Net Assets at December 31, 2000 .....................       297,836        373,877      1,187,794        458,652
                                                          -----------    -----------    -----------    -----------
  Net Assets at December 31, 2001 .....................   $ 1,250,249    $   905,130    $ 3,448,531    $ 4,908,357
                                                          ===========    ===========    ===========    ===========

                                                                       Investment Divisions
                                                          -----------------------------------------
                                                                                        Janus Aspen
                                                             Fidelity       Fidelity     Aggressive
                                                           VIP Growth   VIP Balanced         Growth
                                                              Service        Service        Service
                                                              Class 2        Class 2         Shares
                                                          -----------   ------------    -----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $      (887)   $      (394)   $    (2,397)
  Net realized gain/(loss) from sale of investments ...            --           (188)        85,426
  Reinvested realized gain distributions ..............            --             --             --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................       (20,267)          (963)       (39,138)
                                                          -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ...       (21,154)        (1,545)        43,891
                                                          -----------    -----------    -----------
2000 Contract Transactions
  Net contract purchase payments ......................       376,599        203,859        931,716
  Transfer between investment divisions ...............        25,675             --      1,903,807
  Transfer of annuity benefits ........................            --             --           (830)
  Transfer of investment credits ......................        11,298          6,116         27,951
  Transfers-other .....................................           (26)           185        (57,601)
                                                          -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ..       413,546        210,160      2,805,043
                                                          -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............       392,392        208,615      2,848,934
  Net Assets at December 31, 1999 .....................            --             --             --
                                                          -----------    -----------    -----------
  Net Assets at December 31, 2000 .....................   $   392,392    $   208,615    $ 2,848,934
                                                          ===========    ===========    ===========
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................   $   (22,077)   $    (9,544)   $   (20,003)
  Net realized gain/(loss) from sale of investments ...       (48,915)       (27,329)      (525,247)
  Reinvested realized gain distributions ..............        45,172             --             --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................        13,389         37,345        (64,694)
                                                          -----------    -----------    -----------
  Net increase/(decrease) resulting from operations ...       (12,431)           472       (609,944)
                                                          -----------    -----------    -----------
2001 Contract Transactions
  Net contract purchase payments ......................     1,218,793      1,850,433      1,137,240
  Transfer between investment divisions ...............       169,924         77,964     (1,949,007)
  Transfer on account of death ........................            --             --         (3,073)
  Transfer of annuity benefits ........................       (42,266)       (20,810)      (122,637)
  Transfer of investment credits ......................        36,562         55,492         34,110
  Contract fees .......................................          (484)          (110)          (413)
  Transfers-other .....................................          (496)            45          2,541
                                                          -----------    -----------    -----------
  Net increase/(decrease) from contract transactions ..     1,382,033      1,963,014       (901,239)
                                                          -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................            --             --             --
                                                          -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ...............     1,369,602      1,963,486     (1,511,183)
  Net Assets at December 31, 2000 .....................       392,392        208,615      2,848,934
                                                          -----------    -----------    -----------
  Net Assets at December 31, 2001 .....................   $ 1,761,994    $ 2,172,101    $ 1,337,751
                                                          ===========    ===========    ===========

See Notes to financial statements.


                                   B-30 & B-31

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

For the period October 9, 2000 (commencement of operations) through December 31, 2000 and year ended 2001 (continued)

                                                                                 Investment Divisions
                                                            ---------------------------------------------------------------
                                                            Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                                                                Capital       Growth and         Flexible        Worldwide
                                                           Appreciation           Income           Income           Growth
                                                                Service          Service          Service          Service
                                                                 Shares           Shares           Shares            Class
                                                           ------------      -----------      -----------      -----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................     $     2,567      $        36      $     1,657      $    (3,748)
  Net realized gain/(loss) from sale of investments ...         (14,039)              --              146          (41,693)
  Reinvested realized gain distributions ..............              --               --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         (31,350)          (6,658)           2,463           17,914
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ...         (42,822)          (6,622)           4,266          (27,527)
                                                            -----------      -----------      -----------      -----------
2000 Contract Transactions
  Net contract purchase payments ......................         974,383          350,818          169,853        1,394,099
  Transfer between investment divisions ...............         100,614            1,261              784        2,019,184
  Transfer of annuity benefits ........................            (908)              --               --           (2,767)
  Transfer of investment credits ......................          29,231           10,525            5,096           41,823
  Transfers-other .....................................          (2,836)             (55)             (74)         (17,445)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ..       1,100,484          362,549          175,659        3,434,894
                                                            -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ...............       1,057,662          355,927          179,925        3,407,367
  Net Assets at December 31, 1999 .....................              --               --               --               --
                                                            -----------      -----------      -----------      -----------
  Net Assets at December 31, 2000 .....................     $ 1,057,662      $   355,927      $   179,925      $ 3,407,367
                                                            ===========      ===========      ===========      ===========
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................     $   (12,558)     $    (6,753)     $    36,676      $   (43,675)
  Net realized gain/(loss) from sale of investments ...        (114,382)         (38,702)          13,481         (609,002)
  Reinvested realized gain distributions ..............              --               --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................        (303,047)        (103,855)         (12,468)          46,909
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ...        (429,987)        (149,310)          37,689         (605,768)
                                                            -----------      -----------      -----------      -----------
2001 Contract Transactions
  Net contract purchase payments ......................       1,526,503        1,254,775        1,292,651        2,969,803
  Transfer between investment divisions ...............        (109,257)         123,857               (7)      (1,848,193)
  Transfer on account of death ........................          (3,671)              --               --               --
  Transfer of annuity benefits ........................         (61,696)         (42,284)         (31,470)        (120,234)
  Transfer of investment credits ......................          45,771           37,641           38,780           89,086
  Contract fees .......................................            (506)            (217)             (80)            (859)
  Transfers-other .....................................           1,915            1,344              489           10,836
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ..       1,399,059        1,375,116        1,300,363        1,100,439
                                                            -----------      -----------      -----------      -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................              --               --               --               --
                                                            -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ...............         969,072        1,225,806        1,338,052          494,671
  Net Assets at December 31, 2000 .....................       1,057,662          355,927          179,925        3,407,367
                                                            -----------      -----------      -----------      -----------
  Net Assets at December 31, 2001 .....................     $ 2,026,734      $ 1,581,733      $ 1,517,977      $ 3,902,038
                                                            ===========      ===========      ===========      ===========

                                                                                   Investment Divisions
                                                            --------------------------------------------------------------
                                                                    MFS              MFS              MFS              MFS
                                                               Emerging          Capital        Investors              New
                                                                 Growth    Opportunities            Trust        Discovery
                                                                Service          Service          Service          Service
                                                                  Class            Class            Class            Class
                                                            -----------      -----------      -----------      -----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................     $    (1,456)     $      (602)     $      (239)     $      (878)
  Net realized gain/(loss) from sale of investments ...          (1,917)            (760)              --               --
  Reinvested realized gain distributions ..............              --               --               --               --
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................         (26,804)          (4,632)              32            7,972
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ...         (30,177)          (5,994)            (207)           7,094
                                                            -----------      -----------      -----------      -----------
2000 Contract Transactions
  Net contract purchase payments ......................         718,458          316,769          127,473          416,366
  Transfer between investment divisions ...............           4,003           45,300              477               --
  Transfer of annuity benefits ........................             (63)             (85)              --             (255)
  Transfer of investment credits ......................          21,554            9,503            3,824           12,491
  Transfers-other .....................................              89             (281)              (5)            (273)
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ..         744,041          371,206          131,769          428,329
                                                            -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ...............         713,864          365,212          131,562          435,423
  Net Assets at December 31, 1999 .....................              --               --               --               --
                                                            -----------      -----------      -----------      -----------
  Net Assets at December 31, 2000 .....................     $   713,864      $   365,212      $   131,562      $   435,423
                                                            ===========      ===========      ===========      ===========
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................     $   (17,482)     $   (18,669)     $   (14,533)     $   (22,472)
  Net realized gain/(loss) from sale of investments ...        (191,854)         (54,494)        (117,894)         (33,270)
  Reinvested realized gain distributions ..............          72,360           88,329           24,987           31,294
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................        (269,764)        (339,645)        (115,694)          31,631
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) resulting from operations ...        (406,740)        (324,479)        (223,134)           7,183
                                                            -----------      -----------      -----------      -----------
2001 Contract Transactions
  Net contract purchase payments ......................         990,600        1,407,568        1,781,064        1,212,820
  Transfer between investment divisions ...............         129,498          165,778         (204,282)         454,731
  Transfer on account of death ........................          (3,236)              --               --           (3,710)
  Transfer of annuity benefits ........................         (36,943)         (62,061)         (38,462)         (66,008)
  Transfer of investment credits ......................          29,713           42,006           53,432           36,379
  Contract fees .......................................            (301)            (188)            (102)            (346)
  Transfers-other .....................................           2,515            3,083             (815)           1,895
                                                            -----------      -----------      -----------      -----------
  Net increase/(decrease) from contract transactions ..       1,111,846        1,556,186        1,590,835        1,635,761
                                                            -----------      -----------      -----------      -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................              --               --               --               --
                                                            -----------      -----------      -----------      -----------
Total Increase/(Decrease) in Net Assets ...............         705,106        1,231,707        1,367,701        1,642,944
  Net Assets at December 31, 2000 .....................         713,864          365,212          131,562          435,423
                                                            -----------      -----------      -----------      -----------
  Net Assets at December 31, 2001 .....................     $ 1,418,970      $ 1,596,919      $ 1,499,263      $ 2,078,367
                                                            ===========      ===========      ===========      ===========

                                                                Investment Divisions
                                                            ----------------------------
                                                             MFS Global
                                                            Governments       Prudential
                                                                Service         Jennison
                                                                  Class         Class II
                                                            -----------      -----------
2000 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................     $       (16)     $      (761)
  Net realized gain/(loss) from sale of investments ...              --          (30,981)
  Reinvested realized gain distributions ..............              --           32,835
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................             338          (18,471)
                                                            -----------      -----------
  Net increase/(decrease) resulting from operations ...             322          (17,378)
                                                            -----------      -----------
2000 Contract Transactions
  Net contract purchase payments ......................           9,341          243,761
  Transfer between investment divisions ...............              --           29,898
  Transfer of annuity benefits ........................              --              (83)
  Transfer of investment credits ......................             280            7,313
  Transfers-other .....................................               1             (519)
                                                            -----------      -----------
  Net increase/(decrease) from contract transactions ..           9,622          280,370
                                                            -----------      -----------
Total Increase/(Decrease) in Net Assets ...............           9,944          262,992
  Net Assets at December 31, 1999 .....................              --               --
                                                            -----------      -----------
  Net Assets at December 31, 2000 .....................     $     9,944      $   262,992
                                                            ===========      ===========
2001 Increase/(Decrease) from Operations
  Net investment income/(expense) .....................     $      (323)     $   (13,615)
  Net realized gain/(loss) from sale of investments ...           1,666          (31,841)
  Reinvested realized gain distributions ..............              --            5,311
  Net change in unrealized appreciation/(depreciation)
    of investments ....................................           2,555          (28,499)
                                                            -----------      -----------
  Net increase/(decrease) resulting from operations ...           3,898          (68,644)
                                                            -----------      -----------
2001 Contract Transactions
  Net contract purchase payments ......................         216,342          881,782
  Transfer between investment divisions ...............          31,752          219,758
  Transfer on account of death ........................              --               --
  Transfer of annuity benefits ........................         (12,385)         (17,916)
  Transfer of investment credits ......................           6,490           26,452
  Contract fees .......................................             (25)            (156)
  Transfers-other .....................................             (10)             519
                                                            -----------      -----------
  Net increase/(decrease) from contract transactions ..         242,164        1,110,439
                                                            -----------      -----------
Actuarial Increase/(Decrease) in Reserves for Contracts
  in Payment Period ...................................              --               --
                                                            -----------      -----------
Total Increase/(Decrease) in Net Assets ...............         246,062        1,041,795
  Net Assets at December 31, 2000 .....................           9,944          262,992
                                                            -----------      -----------
  Net Assets at December 31, 2001 .....................     $   256,006      $ 1,304,787
                                                            ===========      ===========

See Notes to financial statements.


                                   B-32 & B-33

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2001)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account F (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on February 24, 2000 and commenced operations on October 9, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account as selected by the contractowner. The contractowner may transfer his or her contract value among the thirty two investment options within the Account. However, a contractowner may only invest in up to twenty investment divisions at any time. Contractowners who qualify may also purchase a Contract Anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, which provides for preservation of principal.

      During the first contract year, a credit in an amount equal to 3% of each net premium payment is credited to the contract and is allocated among the contractowners' investment allocation options.

      The thirty two investment options of the Account correspond to the following underlying mutual funds in which the investment option invests: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCSF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, AIM V.I. Aggressive Growth Fund, AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, AIM V.I. Value Fund, Alger American Leveraged Allcap Portfolio, American Century VP Capital Appreciation Fund, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Janus Aspen Series Aggressive Growth Portfolio - Service Shares, Janus Aspen Series Capital Appreciation Portfolio - Service Shares, Janus Aspen Series Growth and Income Portfolio - Service Shares, Janus Aspen Series Flexible Income Portfolio - Service Shares, Janus Aspen Series Worldwide Growth Portfolio - Service Shares, MFS Emerging Growth Series - Service Class, MFS Capital Opportunities Series - Service Class, MFS Investors Trust Series - Service Class (formerly MFS Growth with Income Series), MFS New Discovery Series - Service Class, MFS Global Governments Series
- Service Class, and Prudential Jennison Portfolio - Class II (collectively, the Funds and individually, a Fund). A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 -  SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 2000 Individual Annuity Mortality Table. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains reserves in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund ("AMFF"), and are invested in the GCF subdivision of each separate account. At December 31, 2001, the AMFF balance in the GCF subdivision of Separate Account F was $123,763.

NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                                         Purchases          Sales
                                                                       ------------     ------------
Guardian Stock Fund ..............................................     $  7,931,015     $  2,666,070
Guardian VC 500 Index Fund .......................................        4,372,688          704,820
Guardian VC Asset Allocation Fund ................................        1,923,607          294,581
Guardian VC High-Yield Bond Fund .................................        1,722,152        2,225,909
Guardian Bond Fund, Inc. .........................................        9,998,789          830,663
Guardian Cash Fund, Inc. .........................................      144,079,727      119,635,454
Baillie Gifford International Fund ...............................       36,226,281       36,729,794
Baillie Gifford Emerging Markets Fund ............................        5,652,117        5,499,692
Guardian Small Cap Stock Fund ....................................       15,573,962       15,490,616
Value Line Centurion Fund, Inc. ..................................        1,064,234           93,036
Value Line Strategic Asset Management Trust ......................        7,005,463          480,323
AIM V.I. Aggressive Growth Fund ..................................          856,806          101,801
AIM V.I. Growth Fund .............................................        1,090,810          138,307
AIM V.I. Government Securities Fund ..............................        2,993,351          222,487
AIM V.I. Value Fund ..............................................        3,934,013          382,542
Alger American Leveraged AllCap Portfolio ........................        1,264,317          199,538
American Century VP Capital Appreciation Fund ....................        1,131,133          197,938
Fidelity VIP Contrafund Portfolio - Service Class 2 ..............        2,830,656          303,146
Fidelity VIP Equity-Income Portfolio - Service Class 2 ...........        5,261,436          651,958
Fidelity VIP Growth Portfolio - Service Class 2 ..................       18,316,130       16,898,445
Fidelity VIP Balanced Portfolio - Service Class 2 ................        2,307,094          342,384
Janus Aspen Series Aggressive Growth Portfolio - Service Shares ..        2,136,688        3,047,927
Janus Aspen Series Capital Appreciation Portfolio - Service Shares        1,836,856          441,771
Janus Aspen Series Growth and Income Portfolio - Service Shares ..        1,564,482          187,655
Janus Aspen Series Flexible Income Portfolio - Service Shares ....        1,604,695          260,084
Janus Aspen Series Worldwide Growth Portfolio - Service Shares ...       37,876,940       36,806,037


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                         Purchases          Sales
                                                                       ------------     ------------
MFS Emerging Growth Series - Service Class .......................        1,391,574          217,367
MFS Capital Opportunities Series - Service Class .................        1,796,854          162,340
MFS Investors Trust Series - Service Class (formerly MFS Growth
  With Income Series - Service Class) ............................        1,979,285          368,912
MFS New Discovery Series - Service Class .........................        1,981,646          324,591
MFS Global Governments Series - Service Class ....................          353,215          108,766
Prudential Jennison Portfolio - Class II .........................        1,178,380           62,630
                                                                       ------------     ------------
Total ............................................................     $329,236,396     $246,077,584
                                                                       ============     ============

NOTE 4 - EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). For the years ended December 31, 2000 and 2001 contract fees amounted to $0 and $12,460, respectively.

Expense Charges

      (1) A charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.55% for the first four contract years and thereafter 1.45% of the average daily net assets applicable to contractowners. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

            a) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%;

            b)    Living Benefit Rider, with an annual rate of .25%.

      (2) A daily administrative expense charge against the net assets of each investment option in the amount equal to .20% on an annual basis.

      (3) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. Fees earned by GIS on this agreement range from .25% to .75% on the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG on this agreement range from .80% to 1.00% on the average daily net assets.

Sales Charges

      Contingent deferred sales charges on certain partial or total surrenders. The following charges are assessed against redemptions and paid to GIAC during the first four contract years.

                Numbers of Contract           Contingent Deferred
                  Years Completed           Sales Charge Percentage
                -------------------         -----------------------
                         0                            3%
                         1                            2%
                         2                            1%
                         3                            1%
                         4+                           0%

      Contingent deferred sales charges were $227,078 for the year ended December 31, 2001.


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 5 - CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

                                                                       2001            2000
                                                                   Net Increase    Net Increase
                                                                    (Decrease)      (Decrease)
                                                                   ------------    ------------
REGULAR CONTRACT

The Guardian Stock Fund .......................................       545,499         408,596
The Guardian VC 500 Index Fund ................................       290,092          20,902
The Guardian VC Asset Allocation Fund .........................       106,987          26,142
The Guardian VC High Yield Bond Fund ..........................       (68,658)        108,667
The Guardian Bond Fund, Inc. ..................................       526,084          31,026
The Guardian Cash Fund, Inc. ..................................     1,979,206         340,712
Baillie Gifford International Fund ............................       (36,343)        102,369
Baillie Gifford Emerging Markets Fund .........................        22,039             898
The Guardian Small Cap Stock Fund .............................       (14,223)        150,297
Value Line Centurion Fund, Inc. ...............................        87,854          21,898
Value Line Strategic Asset Management Trust ...................       449,801         138,189
AIM V.I. Aggressive Growth Fund ...............................        82,657          58,870
AIM V.I. Growth Fund ..........................................        89,710          28,739
AIM V.I. Government Securities Fund ...........................       172,896          19,443
AIM V.I. Value Fund ...........................................       279,170          39,797
Alger American Leveraged Allcap Portfolio .....................       103,444          21,435
American Century VP Capital Appreciation Fund .................        73,744          10,955
Fidelity VIP Contrafund Portfolio - Service Class 2 ...........       173,042          86,819
Fidelity VIP Equity Income Portfolio - Service Class 2 ........       368,551          40,670
Fidelity VIP Growth Portfolio - Service Class 2 ...............       165,141          20,581
Fidelity VIP Balanced Portfolio - Service Class 2 .............       154,440          19,736
Janus Aspen Aggressive Growth Portfolio - Service Shares ......      (130,748)        335,810
Janus Aspen Capital Appreciation Portfolio - Service Shares ...       128,459          68,005
Janus Aspen Growth and Income Portfolio - Service Shares ......        98,727          22,894
Janus Aspen Flexible Income Portfolio - Service Shares ........        95,754           9,818
Janus Aspen Worldwide Growth Portfolio - Service Shares .......        72,188         342,876
MFS Emerging Growth Series - Service Class ....................        97,521          69,400
MFS Capital Opportunities Series - Service Class ..............       141,316          19,346
MFS Investors Trust Series - Service Class (formerly MFS
   Growth With Income Series) .................................       127,167           8,291
MFS New Discovery Series - Service Class ......................       125,227          25,431
MFS Global Governments Series - Service Class .................        17,042             959
Prudential Jennison Portfolio - Class II ......................       129,599          17,049


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                       2001            2000
                                                                   Net Increase    Net Increase
                                                                    (Decrease)      (Decrease)
                                                                   ------------    ------------
CONTRACTS WITH LIVING BENEFIT RIDER

The Guardian Stock Fund.......................................        13,556          12,026
The Guardian VC 500 Index Fund................................        15,254              --
The Guardian VC Asset Allocation Fund.........................         3,213           2,226
The Guardian VC High Yield Bond Fund..........................         1,858              --
The Guardian Bond Fund, Inc...................................        73,410          15,057
The Guardian Cash Fund, Inc...................................        27,236           5,959
Baillie Gifford International Fund............................           322             228
Baillie Gifford Emerging Markets Fund.........................            --              --
The Guardian Small Cap Stock Fund.............................            --              --
Value Line Centurion Fund, Inc................................         2,814              --
Value Line Strategic Asset Management Trust...................        33,539           6,498
AIM V.I. Aggressive Growth Fund...............................         2,271           1,075
AIM V.I. Growth Fund..........................................         3,961             845
AIM V.I. Government Securities Fund...........................        26,709           8,455
AIM V.I. Value Fund...........................................        16,253             519
Alger American Leveraged Allcap Portfolio.....................         3,469              --
American Century VP Capital Appreciation Fund.................         8,535              --
Fidelity VIP Contrafund Portfolio - Service Class 2...........        21,384           3,387
Fidelity VIP Equity Income Portfolio - Service Class 2........        11,197              --
Fidelity VIP Growth Portfolio - Service Class 2...............         1,889             791
Fidelity VIP Balanced Portfolio - Service Class 2.............         3,639              --
Janus Aspen Aggressive Growth Portfolio - Service Shares......        11,478           2,958
Janus Aspen Capital Appreciation Portfolio - Service Shares...           951              --
Janus Aspen Growth and Income Portfolio - Service Shares......         6,122             776
Janus Aspen Flexible Income Portfolio - Service Shares........         2,730              --
Janus Aspen Worldwide Growth Portfolio - Service Shares.......         8,802           2,411
MFS Emerging Growth Series - Service Class....................         6,293              --
MFS Capital Opportunities Series - Service Class..............         4,118              --
MFS Investors Trust Series - Service Class (formerly MFS
   Growth with Income Series).................................        10,659              --
MFS New Discovery Series - Service Class......................         5,394             587
MFS Global Government Series - Service Class..................         1,935              --
Prudential Jennison Portfolio - Class II......................         1,257              --


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                       2001            2000
                                                                   Net Increase    Net Increase
                                                                    (Decrease)      (Decrease)
                                                                   ------------    ------------
CONTRACTS WITH ENHANCED DEATH
   BENEFIT RIDER

The Guardian Stock Fund.......................................        207,862         232,031
The Guardian VC 500 Index Fund................................         68,840          30,348
The Guardian VC Asset Allocation Fund.........................         65,364          59,732
The Guardian VC High Yield Bond Fund..........................          7,352             855
The Guardian Bond Fund, Inc...................................        162,695          25,252
The Guardian Cash Fund, Inc...................................        267,846         153,008
Baillie Gifford International Fund............................         16,889          14,251
Baillie Gifford Emerging Markets Fund.........................          5,064           1,558
The Guardian Small Cap Stock Fund.............................         45,964          10,817
Value Line Centurion Fund, Inc................................         22,311          13,673
Value Line Strategic Asset Management Trust...................        203,972          67,771
AIM V.I. Aggressive Growth Fund...............................         16,165          17,007
AIM V.I. Growth Fund..........................................         40,120          18,243
AIM V.I. Government Securities Fund...........................         33,796           2,307
AIM V.I. Value Fund...........................................         96,171          55,892
Alger American Leveraged Allcap Portfolio.....................         40,160          14,083
American Century VP Capital Appreciation Fund.................         17,669          33,061
Fidelity VIP Contrafund Portfolio - Service Class 2...........         74,972          34,239
Fidelity VIP Equity Income Portfolio - Service Class 2........         71,096           3,627
Fidelity VIP Growth Portfolio - Service Class 2...............         20,509          23,212
Fidelity VIP Balanced Portfolio - Service Class 2.............         55,718           2,076
Janus Aspen Aggressive Growth Portfolio - Service Shares......         33,851          60,379
Janus Aspen Capital Appreciation Portfolio - Service Shares...         55,974          58,460
Janus Aspen Growth and Income Portfolio - Service Shares......         45,627          15,952
Janus Aspen Flexible Income Portfolio - Service Shares........         23,908           7,703
Janus Aspen Worldwide Growth Portfolio - Service Shares.......        114,780          50,804
MFS Emerging Growth Series - Service Class....................         66,721          15,882
MFS Capital Opportunities Series - Service Class..............         36,584          21,767
MFS Investors Trust Series - Service Class (formerly MFS
   Growth with Income Series).................................         33,360           5,227
MFS New Discovery Series - Service Class......................         41,516          20,543
MFS Global Government Series - Service Class..................          4,104              --
Prudential Jennison Portfolio - Class II......................         31,549           8,754


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                       2001            2000
                                                                   Net Increase    Net Increase
                                                                    (Decrease)      (Decrease)
                                                                   ------------    ------------
CONTRACTS WITH CONTRACT ANNIVERSARY
   ENHANCED DEATH BENEFIT AND
   LIVING BENEFIT RIDER

The Guardian Stock Fund.......................................         9,368             --
The Guardian VC 500 Index Fund................................        10,138            333
The Guardian VC Asset Allocation Fund.........................         5,289             --
The Guardian VC High Yield Bond Fund..........................            22             --
The Guardian Bond Fund, Inc...................................        24,355          7,437
The Guardian Cash Fund, Inc...................................         9,857          3,726
Baillie Gifford International Fund............................             8             --
Baillie Gifford Emerging Markets Fund.........................             8             --
The Guardian Small Cap Stock Fund.............................           944          1,773
Value Line Centurion Fund, Inc................................         2,272          3,496
Value Line Strategic Asset Management Trust...................        11,010             --
AIM V.I. Aggressive Growth Fund...............................           912             --
AIM V.I. Growth Fund..........................................         7,457          4,054
AIM V.I. Government Securities Fund...........................        11,038          7,416
AIM V.I. Value Fund...........................................         1,837             --
Alger American Leveraged Allcap Portfolio.....................         1,516          1,812
American Century VP Capital Appreciation Fund.................         3,778             --
Fidelity VIP Contrafund Portfolio - Service Class 2...........         4,219          1,727
Fidelity VIP Equity Income Portfolio - Service Class 2........         2,630            298
Fidelity VIP Growth Portfolio - Service Class 2...............         2,683             --
Fidelity VIP Balanced Portfolio - Service Class 2.............           118             --
Janus Aspen Aggressive Growth Portfolio - Service Shares......         2,277            430
Janus Aspen Capital Appreciation Portfolio - Services Shares..         1,290             --
Janus Aspen Growth and Income Portfolio - Service Shares......         2,956             --
Janus Aspen Flexible Income Portfolio - Service Shares........           117             --
Janus Aspen Worldwide Growth Portfolio - Service Shares.......         2,680             --
MFS Emerging Growth Series - Service Class....................         4,376             --
MFS Capital Opportunities Series - Service Class..............         2,044             --
MFS Investors Trust Series - Service Class (formerly
   MFS Growth With Income Series).............................         2,294             --
MFS New Discovery Series - Service Class......................           169             --
MFS Global Governments Series - Service Class.................            --             --
Prudential Jennison Portfolio - Class II......................         1,846          5,743


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 6 - UNIT VALUES

      For the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders' accounts thru redemption of units.

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

The Guardian Stock Fund(1)
            2001                            954,095      $ 6.24      $ 5,956,177       1.75%         0.27%      -22.82%
            2000                            408,596        8.09        3,304,809       1.75%         0.04%      -19.12%

The Guardian VC 500 Index Fund(1)
            2001                            310,994      $ 7.98      $ 2,480,692       1.75%         1.59%      -13.46%
            2000                             20,902        9.22          192,672       1.75%         0.37%       -7.82%

The Guardian VC Asset Allocation Fund(1)
            2001                            133,129      $ 8.70      $ 1,158,693       1.75%         1.21%      -10.62%
            2000                             26,142        9.74          254,567       1.75%         2.47%       -2.62%

The Guardian VC High Yield Bond Fund(1)
            2001                             40,009      $ 9.54      $   381,497       1.75%         4.96%        1.75%
            2000                            108,667        9.37        1,018,364       1.75%         5.30%       -6.29%

The Guardian Bond Fund, Inc.(1)
            2001                            557,110      $11.06      $ 6,163,595       1.75%         7.92%        6.96%
            2000                             31,026       10.34          320,914       1.75%         3.18%        3.43%

The Guardian Cash Fund, Inc.(1)
            2001                          2,319,918      $10.28      $23,859,363       1.75%         2.60%        1.78%
            2000                            340,712       10.10        3,442,824       1.75%         0.90%        1.05%

Baillie Gifford International Fund(1)
            2001                             66,026      $ 7.32      $   482,992       1.75%           --       -21.79%
            2000                            102,369        9.35          957,503       1.75%           --        -6.47%

Baillie Gifford Emerging Markets Fund(1)
            2001                             22,937      $ 9.04      $   207,409       1.75%         0.25%        4.45%
            2000                                898        8.66            7,774       1.75%           --       -13.42%

The Guardian Small Cap Stock Fund(1)
            2001                            136,074      $ 7.56      $ 1,029,359       1.75%         0.01%       -9.43%
            2000                            150,297        8.35        1,255,340       1.75%           --       -16.48%

Value Line Centurion Fund, Inc.(1)
            2001                            109,752      $ 6.89      $   756,650       1.75%         0.22%      -17.81%
            2000                             21,898        8.39          183,673       1.75%           --       -16.12%

Value Line Strategic Asset Management
  Trust(1)
            2001                            587,990      $ 8.00      $ 4,704,506       1.75%         4.06%      -14.44%
            2000                            138,189        9.35        1,292,320       1.75%           --        -6.48%

AIM V.I. Aggressive Growth Fund(1)
            2001                            141,527      $ 6.21      $   879,416       1.75%           --       -27.35%
            2000                             58,870        8.55          503,541       1.75%           --       -14.47%

AIM V.I. Growth Fund(1)
            2001                            118,449      $ 5.10      $   604,326       1.75%         0.35%      -35.04%
            2000                             28,739        7.85          225,718       1.75%         0.01%      -21.46%

AIM V.I. Government Securities Fund(1)
            2001                            192,339      $10.83      $ 2,083,660       1.75%         5.21%        4.55%
            2000                             19,443       10.36          201,458       1.75%         3.87%        3.61%

AIM V.I. Value Fund(1)
            2001                            318,967      $ 7.84      $ 2,501,410       1.75%         0.21%      -14.09%
            2000                             39,797        9.13          363,288       1.75%         0.09%       -8.72%

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

Alger American Leveraged Allcap
  Portfolio(1)
            2001                            124,879      $ 6.59      $   823,240       1.75%           --       -17.40%
            2000                             21,435        7.98          171,068       1.75%           --       -20.19%

American Century VP Capital
  Appreciation Fund(1)
            2001                             84,699      $ 6.01      $   508,718       1.75%           --       -29.32%
            2000                             10,955        8.50           93,093       1.75%           --       -15.02%

Fidelity VIP Contrafund Portfolio -
  Service Class 2(1)
            2001                            259,861      $ 8.10      $ 2,104,315       1.75%         0.45%      -14.00%
            2000                             86,819        9.42          817,480       1.75%           --        -5.84%

Fidelity VIP Equity Income Portfolio -
  Service Class 2(1)
            2001                            409,221      $ 9.58      $ 3,919,404       1.75%         0.41%       -6.88%
            2000                             40,670       10.29          418,306       1.75%           --         2.85%

Fidelity VIP Growth Portfolio - Service
  Class 2(1)
            2001                            185,722      $ 7.10      $ 1,319,521       1.75%         0.04%      -19.30%
            2000                             20,581        8.80          181,197       1.75%           --       -11.96%

Fidelity VIP Balanced Portfolio - Service
  Class 2(1)
            2001                            174,176      $ 9.22      $ 1,606,245       1.75%         0.98%       -3.58%
            2000                             19,736        9.56          188,770       1.75%           --        -4.35%

Janus Aspen Aggressive Growth
  Portfolio - Service Shares(1)
            2001                            205,062      $ 4.23      $   867,886       1.75%           --       -40.65%
            2000                            335,810        7.13        2,394,513       1.75%           --       -28.69%

Janus Aspen Capital Appreciation
  Portfolio - Service Shares(1)
            2001                            196,464      $ 6.43      $ 1,262,320       1.75%         1.04%      -23.20%
            2000                             68,005        8.37          568,906       1.75%         0.42%      -16.34%

Janus Aspen Growth and Income
  Portfolio - Service Shares(1)
            2001                            121,621      $ 7.63      $   927,942       1.75%         1.21%      -15.09%
            2000                             22,894        8.99          205,710       1.75%         0.17%      -10.15%

Janus Aspen Flexible Income
  Portfolio - Service Shares(1)
            2001                            105,572      $10.85      $ 1,145,321       1.75%         6.39%        5.61%
            2000                              9,818       10.27          100,850       1.75%         1.19%        2.72%

Janus Aspen Worldwide Growth
  Portfolio - Service Shares(1)
            2001                            415,064      $ 6.54      $ 2,714,978       1.75%         0.29%      -23.97%
            2000                            342,876        8.60        2,949,824       1.75%         0.01%      -13.97%

MFS Emerging Growth Series - Service
  Class(1)
            2001                            166,921      $ 5.46      $   911,371       1.75%           --       -34.78%
            2000                             69,400        8.37          580,987       1.75%           --       -16.28%

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
REGULAR CONTRACT

MFS Capital Opportunities Series -
  Service Class(1)
            2001                            160,662      $ 6.66      $ 1,070,571       1.75%           --       -25.01%
            2000                             19,346        8.89          171,906       1.75%           --       -11.14%

MFS Investors Trust Series - Service
  Class (formerly MFS Growth With
  Income Series)(1)
            2001                            135,458      $ 8.02      $ 1,087,010       1.75%         0.56%      -17.57%
            2000                              8,291        9.73           80,711       1.75%           --        -2.65%

MFS New Discovery Series - Service
  Class(1)
            2001                            150,658      $ 8.71      $ 1,311,935       1.75%           --        -6.91%
            2000                             25,431        9.35          237,889       1.75%           --        -6.46%

MFS Global Governments Series -
  Service Class(1)
            2001                             18,001      $10.66      $   191,843       1.75%         1.72%        2.73%
            2000                                959       10.37            9,944       1.75%           --         3.74%

Prudential Jennison Portfolio -
  Class II(1)
            2001                            146,648      $ 6.67      $   978,141       1.75%           --       -20.03%
            2000                             17,049        8.34          142,189       1.75%           --       -16.60%

CONTRACTS WITH LIVING
  BENEFIT RIDER

The Guardian Stock Fund(1)
            2001                             25,582      $ 6.22      $   159,207       2.00%         0.27%      -23.01%
            2000                             12,026        8.08           97,212       2.00%         0.04%      -19.17%

The Guardian VC 500 Index Fund(1)
            2001                             15,254      $ 7.95      $   121,300       2.00%         1.59%      -13.69%
            2000                                 --          --               --         --            --           --

The Guardian VC Asset Allocation Fund(1)
            2001                              5,439      $ 8.68      $    47,195       2.00%         1.21%      -10.84%
            2000                              2,226        9.73           21,664       2.00%         2.47%       -2.68%

The Guardian VC High Yield Bond Fund(1)
            2001                              1,858      $ 9.51      $    17,658       2.00%         4.96%        1.48%
            2000                                 --          --               --         --            --           --

The Guardian Bond Fund, Inc.(1)
            2001                             88,467      $11.03      $   975,722       2.00%         7.92%        6.70%
            2000                             15,057       10.34          155,648       2.00%         3.18%        3.37%

The Guardian Cash Fund, Inc.(1)
            2001                             33,195      $10.25      $   340,337       2.00%         2.60%        1.52%
            2000                              5,959       10.10           60,177       2.00%         0.90%        0.99%

Baillie Gifford International Fund(1)
            2001                                550      $ 7.29      $     4,014       2.00%           --       -21.99%
            2000                                228        9.35            2,131       2.00%           --        -6.52%

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
CONTRACTS WITH LIVING
  BENEFIT RIDER

Baillie Gifford Emerging Markets Fund(3)
            2001                                 --          --               --         --            --           --
            2000                                 --          --               --         --            --           --

The Guardian Small Cap Stock Fund(3)
            2001                                 --          --               --         --            --           --
            2000                                 --          --               --         --            --           --

Value Line Centurion Fund, Inc.(1)
            2001                              2,814      $ 6.87      $    19,342       2.00%         0.22%      -18.02%
            2000                                 --          --               --         --            --           --

Value Line Strategic Asset Management
  Trust(1)
            2001                             40,037      $ 7.98      $   319,341       2.00%         4.06%      -14.66%
            2000                              6,498        9.35           60,731       2.00%           --        -6.54%

AIM V.I. Aggressive Growth Fund(1)
            2001                              3,346      $ 6.19      $    20,728       2.00%           --       -27.53%
            2000                              1,075        8.55            9,187       2.00%           --       -14.52%

AIM V.I. Growth Fund(1)
            2001                              4,806      $ 5.09      $    24,446       2.00%         0.35%      -35.20%
            2000                                845        7.85            6,632       2.00%         0.01%      -21.51%

AIM V.I. Government Securities Fund(1)
            2001                             35,164      $10.80      $   379,754       2.00%         5.21%        4.29%
            2000                              8,455       10.36           87,547       2.00%         3.87%        3.55%

AIM V.I. Value Fund(1)
            2001                             16,772      $ 7.82      $   131,119       2.00%         0.21%      -14.31%
            2000                                519        9.12            4,732       2.00%         0.09%       -8.77%

Alger American Leveraged Allcap
  Portfolio(1)
            2001                              3,469      $ 6.57      $    22,795       2.00%           --       -17.61%
            2000                                 --          --               --         --            --           --

American Century VP Capital
  Appreciation Fund(1)
            2001                              8,535      $ 5.99      $    51,101       2.00%           --       -29.51%
            2000                                 --          --               --         --            --           --

Fidelity VIP Contrafund Portfolio -
  Service Class 2(1)
            2001                             24,771      $ 8.07      $   199,972       2.00%         0.45%      -14.21%
            2000                              3,387        9.41           31,872       2.00%           --        -5.90%

Fidelity VIP Equity Income Portfolio -
  Service Class 2(1)
            2001                             11,197      $ 9.55      $   106,909       2.00%         0.41%       -7.12%
            2000                                 --          --               --         --            --           --

Fidelity VIP Growth Portfolio - Service
  Class 2(1)
            2001                              2,680      $ 7.08      $    18,980       2.00%         0.04%      -19.50%
            2000                                791        8.80            6,957       2.00%           --       -12.01%

Fidelity VIP Balanced Portfolio - Service
  Class 2(1)

            2001                              3,639      $ 9.19      $    33,457       2.00%         0.98%       -3.84%
            2000                                 --          --               --         --            --           --

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.
(3) No contracts with this rider investing in this investment division.


----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
CONTRACTS WITH LIVING
  BENEFIT RIDER

Janus Aspen Aggressive Growth Portfolio -
  Service Shares(1)
            2001                             14,436      $ 4.22      $    60,908       2.00%           --       -40.79%
            2000                              2,958        7.13           21,082       2.00%           --       -28.74%

Janus Aspen Capital Appreciation
  Portfolio - Service Shares(1)
            2001                                951      $ 6.41      $     6,094       2.00%         1.04%      -23.40%
            2000                                 --          --               --         --            --           --

Janus Aspen Growth and Income Portfolio -
  Service Shares(1)
            2001                              6,898      $ 7.61      $    52,469       2.00%         1.21%      -15.30%
            2000                                776        8.98            6,968       2.00%         0.17%      -10.20%

Janus Aspen Flexible Income Portfolio -
  Service Shares(1)
            2001                              2,730      $10.82      $    29,521       2.00%         6.39%        5.34%
            2000                                 --          --               --         --            --           --

Janus Aspen Worldwide Growth Portfolio -
  Service Shares(1)
            2001                             11,213      $ 6.52      $    73,116       2.00%         0.29%      -24.16%
            2000                              2,411        8.60           20,730       2.00%         0.01%      -14.02%

MFS Emerging Growth Series -
  Service Class(1)
            2001                              6,293      $ 5.44      $    34,250       2.00%           --       -34.95%
            2000                                 --          --               --         --            --           --

MFS Capital Opportunities Series -
  Service Class(1)
            2001                              4,118      $ 6.64      $    27,355       2.00%           --       -25.22%
            2000                                 --          --               --         --            --           --

MFS Investors Trust Series - Service
  Class (formerly MFS Growth With
  Income Series)(1)
            2001                             10,659      $ 8.00      $    85,268       2.00%         0.56%      -17.78%
            2000                                 --          --               --         --            --           --

MFS New Discovery Series - Service
  Class(1)
            2001                              5,981      $ 8.68      $    51,923       2.00%           --        -7.14%
            2000                                587        9.35            5,489       2.00%           --        -6.51%

MFS Global Governments Series -
  Service Class(1)
            2001                              1,935      $10.62      $    20,561       2.00%         1.72%        2.47%
            2000                                 --          --               --         --            --           --

Prudential Jennison Portfolio - Class II(1)
            2001                              1,257      $ 6.65      $     8,357       2.00%           --       -20.23%
            2000                                 --          --               --         --            --           --

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.

                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
CONTRACTS WITH ENHANCED
  DEATH BENEFIT RIDER

The Guardian Stock Fund(1)
            2001                            439,893      $ 6.22      $ 2,737,611       2.00%         0.27%      -23.01%
            2000                            232,031        8.08        1,875,578       2.00%         0.04%      -19.17%

The Guardian VC 500 Index Fund(1)
            2001                             99,188      $ 7.95      $   788,734       2.00%         1.59%      -13.68%
            2000                             30,348        9.21          279,567       2.00%         0.37%       -7.88%

The Guardian VC Asset Allocation
  Fund(1)
            2001                            125,096      $ 8.68      $ 1,085,399       2.00%         1.21%      -10.84%
            2000                             59,732        9.73          581,304       2.00%         2.47%       -2.68%

The Guardian VC High Yield Bond
  Fund(1)
            2001                              8,207      $ 9.51      $    78,018       2.00%         4.96%        1.49%
            2000                                855        9.37            8,011       2.00%         5.30%       -6.34%

The Guardian Bond Fund, Inc.(1)
            2001                            187,947      $11.03      $ 2,072,906       2.00%         7.92%        6.70%
            2000                             25,252       10.34          261,036       2.00%         3.18%        3.37%

The Guardian Cash Fund, Inc.(1)
            2001                            420,854      $10.25      $ 4,314,874       2.00%         2.60%        1.52%
            2000                            153,008       10.10        1,545,181       2.00%         0.90%        0.99%

Baillie Gifford International Fund(1)
            2001                             31,140      $ 7.29      $   227,089       2.00%           --       -21.99%
            2000                             14,251        9.35          133,217       2.00%           --        -6.52%

Baillie Gifford Emerging Markets Fund(1)
            2001                              6,622      $ 9.01      $    59,696       2.00%         0.25%        4.18%
            2000                              1,558        8.65           13,481       2.00%           --       -13.47%

The Guardian Small Cap Stock Fund(1)
            2001                             56,781      $ 7.54      $   428,200       2.00%         0.01%       -9.66%
            2000                             10,817        8.35           90,292       2.00%           --       -16.53%

Value Line Centurion Fund, Inc.(1)
            2001                             35,984      $ 6.87      $   247,309       2.00%         0.22%      -18.01%
            2000                             13,673        8.38          114,618       2.00%           --       -16.17%

Value Line Strategic Asset Management
  Trust(1)
            2001                            271,743      $ 7.98      $ 2,167,467       2.00%         4.06%      -14.66%
            2000                             67,771        9.35          633,400       2.00%           --        -6.54%

AIM V.I. Aggressive Growth Fund(1)
            2001                             33,172      $ 6.19      $   205,484       2.00%           --       -27.53%
            2000                             17,007        8.55          145,375       2.00%           --       -14.52%

AIM V.I. Growth Fund(1)
            2001                             58,363      $ 5.09      $   296,840       2.00%         0.35%      -35.20%
            2000                             18,243        7.85          143,192       2.00%         0.01%      -21.51%

AIM V.I. Government Securities Fund(1)
            2001                             36,103      $10.80      $   389,895       2.00%         5.21%        4.29%
            2000                              2,307       10.36           23,894       2.00%         3.87%        3.55%

AIM V.I. Value Fund(1)
            2001                            152,063      $ 7.82      $ 1,188,813       2.00%         0.21%      -14.31%
            2000                             55,892        9.12          509,902       2.00%         0.09%       -8.77%

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.


----
B-46                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
CONTRACTS WITH ENHANCED
  DEATH ENEFIT RIDER

Alger American Leveraged Allcap
  Portfolio(1)
            2001                             54,243      $ 6.57      $   356,476       2.00%           --       -17.60%
            2000                             14,083        7.98          112,323       2.00%           --       -20.24%

American Century VP Capital
  Appreciation Fund(1)
            2001                             50,730      $ 5.99      $   303,749       2.00%           --       -29.50%
            2000                             33,061        8.49          280,784       2.00%           --       -15.07%

Fidelity VIP Contrafund Portfolio -
  Service Class 2(1)
            2001                            109,211      $ 8.07      $   881,628       2.00%         0.45%      -14.21%
            2000                             34,239        9.41          322,198       2.00%           --        -5.90%

Fidelity VIP Equity Income Portfolio -
  Service Class 2(1)
            2001                             74,723      $ 9.55      $   713,456       2.00%         0.41%       -7.11%
            2000                              3,627       10.28           37,282       2.00%           --         2.79%

Fidelity VIP Growth Portfolio - Service
  Class 2(1)
            2001                             43,721      $ 7.08      $   309,664       2.00%         0.04%      -19.50%
            2000                             23,212        8.80          204,238       2.00%           --       -12.01%

Fidelity VIP Balanced Portfolio - Service
  Class 2(1)
            2001                             57,794      $ 9.19      $   531,320       2.00%         0.98%       -3.83%
            2000                              2,076        9.56           19,845       2.00%           --        -4.41%

Janus Aspen Aggressive Growth
  Portfolio - Service Shares(1)
            2001                             94,230      $ 4.22      $   397,571       2.00%           --       -40.79%
            2000                             60,379        7.13          430,275       2.00%           --       -28.74%

Janus Aspen Capital Appreciation
  Portfolio - Service Shares(1)
            2001                            114,434      $ 6.41      $   732,976       2.00%         1.04%      -23.39%
            2000                             58,460        8.36          488,756       2.00%         0.42%      -16.39%

Janus Aspen Growth and Income
  Portfolio - Service Shares(1)
            2001                             61,579      $ 7.61      $   468,372       2.00%         1.21%      -15.30%
            2000                             15,952        8.98          143,249       2.00%         0.17%      -10.20%

Janus Aspen Flexible Income
  Portfolio - Service Shares(1)
            2001                             31,611      $10.82      $   341,872       2.00%         6.39%        5.35%
            2000                              7,703       10.27           79,075       2.00%         1.19%        2.66%

Janus Aspen Worldwide Growth
  Portfolio - Service Shares(1)
            2001                            165,584      $ 6.52      $ 1,079,740       2.00%         0.29%      -24.16%
            2000                             50,804        8.60          436,813       2.00%         0.01%      -14.02%

MFS Emerging Growth Series -
  Service Class(1)
            2001                             82,603      $ 5.44      $   449,605       2.00%           --       -34.94%
            2000                             15,882        8.37          132,877       2.00%           --       -16.34%

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
CONTRACTS WITH ENHANCED
  DEATH BENEFIT RIDER

MFS Capital Opportunities Series -
  Service Class(1)
            2001                             58,351      $ 6.64      $   387,614       2.00%           --       -25.20%
            2000                             21,767        8.88          193,306       2.00%           --       -11.19%

MFS Investors Trust Series - Service
  Class (formerly MFS Growth With
  Income Series)(1)
            2001                             38,587      $ 8.00      $   308,689       2.00%         0.56%      -17.77%
            2000                              5,227        9.73           50,851       2.00%           --        -2.71%

MFS New Discovery Series - Service
  Class(1)
            2001                             62,059      $ 8.68      $   538,736       2.00%           --        -7.14%
            2000                             20,543        9.35          192,045       2.00%           --        -6.51%

MFS Global Governments Series -
  Service Class(1)
            2001                              4,104      $10.62      $    43,602       2.00%         1.72%        2.47%
            2000                                 --          --               --         --            --           --

Prudential Jennison Portfolio -
  Class II(1)
            2001                             40,303      $ 6.65      $   267,984       2.00%           --       -20.23%
            2000                              8,754        8.34           72,961       2.00%           --       -16.65%

CONTRACTS WITH CONTRACT
  ANNIVERSARY ENHANCED
  DEATH BENEFIT AND LIVING
  BENEFIT RIDER

The Guardian Stock Fund(1)
            2001                              9,368      $ 6.20      $    58,117       2.25%         0.27%      -23.21%
            2000                                 --          --               --         --            --           --

The Guardian VC 500 Index Fund(1)
            2001                             10,471      $ 7.93      $    83,009       2.25%         1.59%      -13.90%
            2000                                333        9.21            3,064       2.25%         0.37%       -7.93%

The Guardian VC Asset Allocation Fund(1)
            2001                              5,289      $ 8.65      $    45,745       2.25%         1.21%      -11.08%
            2000                                 --          --               --         --            --           --

The Guardian VC High Yield Bond Fund(1)
            2001                                 22      $ 9.48      $       208       2.25%         4.96%        1.23%
            2000                                 --          --               --         --            --           --

The Guardian Bond Fund, Inc.(1)
            2001                             31,792      $11.00      $   349,552       2.25%         7.92%        6.43%
            2000                              7,437       10.33           76,829       2.25%         3.18%        3.31%

The Guardian Cash Fund, Inc.(1)
            2001                             13,583      $10.22      $   138,835       2.25%         2.60%        1.27%
            2000                              3,726       10.09           37,602       2.25%         0.90%        0.93%

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.


----
B-48                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
CONTRACTS WITH CONTRACT
  ANNIVERSARY ENHANCED
  DEATH BENEFIT AND LIVING
  BENEFIT RIDER

Baillie Gifford International Fund(1)
            2001                                  8      $ 7.27      $        59       2.25%           --       -22.19%
            2000                                 --          --               --         --            --           --

Baillie Gifford Emerging Markets Fund(1)
            2001                                  8      $ 8.99      $       69        2.25%         0.25%        3.91%
            2000                                 --          --              --          --            --           --

The Guardian Small Cap Stock Fund(1)
            2001                              2,717      $ 7.52      $    20,427       2.25%         0.01%       -9.88%
            2000                              1,773        8.34           14,787       2.25%           --       -16.58%

Value Line Centurion Fund, Inc.(1)
            2001                              5,768      $ 6.85      $    39,519       2.25%         0.22%      -18.22%
            2000                              3,496        8.38           29,285       2.25%           --       -16.22%

Value Line Strategic Asset Management
  Trust(1)
            2001                             11,010      $ 7.95      $    87,543       2.25%         4.06%      -14.88%
            2000                                 --          --               --         --            --           --

AIM V.I. Aggressive Growth Fund(1)
            2001                                912      $ 6.18      $     5,635       2.25%           --       -27.73%
            2000                                 --          --               --         --            --           --

AIM V.I. Growth Fund(1)
            2001                             11,511      $ 5.07      $    58,365       2.25%         0.35%      -35.37%
            2000                              4,054        7.84           31,803       2.25%         0.01%      -21.55%

AIM V.I. Government Securities Fund(1)
            2001                             18,454      $10.77      $   198,675       2.25%         5.21%        4.03%
            2000                              7,416       10.35           76,750       2.25%         3.87%        3.49%

AIM V.I. Value Fund(1)
            2001                              1,837      $ 7.79      $    14,318       2.25%         0.21%      -14.53%
            2000                                 --          --               --         --            --           --

Alger American Leveraged Allcap
  Portfolio(1)
            2001                              3,328      $ 6.55      $    21,803       2.25%           --       -17.81%
            2000                              1,812        7.97           14,445       2.25%           --       -20.29%

American Century VP Capital Appreciation
  Fund(1)
            2001                              3,778      $ 5.97      $    22,553       2.25%           --       -29.68%
            2000                                 --          --               --         --            --           --

Fidelity VIP Contrafund Portfolio -
  Service Class 2(1)
            2001                              5,946      $ 8.05      $    47,850       2.25%         0.45%      -14.43%
            2000                              1,727        9.40           16,244       2.25%           --        -5.95%

Fidelity VIP Equity Income Portfolio -
  Service Class 2(1)
            2001                              2,928      $ 9.52      $    27,867       2.25%         0.41%       -7.35%
            2000                                298       10.27            3,064       2.25%           --         2.73%

Fidelity VIP Growth Portfolio - Service
  Class 2(1)
            2001                              2,683      $ 7.06      $    18,945       2.25%         0.04%      -19.71%
            2000                                 --          --             --           --            --           --

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-49
                                                                            ----

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

                                                                                    Expenses as    Investment
                                                              Net Assets             % of Avg.       Income      Total
                                            Units      Unit Value    In whole $      Net Assets      Ratio     Return(2)
                                            -----      ----------    ----------     -----------    ----------  ---------
CONTRACTS WITH CONTRACT
  ANNIVERSARY ENHANCED
  DEATH BENEFIT AND LIVING
  BENEFIT RIDER

Fidelity VIP Balanced Portfolio - Service
  Class 2(1)
            2001                                118      $ 9.16      $  1,079          2.25%         0.98%       -4.08%
            2000                                 --          --            --            --            --           --

Janus Aspen Aggressive Growth Portfolio -
  Service Shares(1)
            2001                              2,707      $ 4.21      $    11,386       2.25%           --       -40.94%
            2000                                430        7.12            3,064       2.25%           --       -28.78%

Janus Aspen Capital Appreciation
  Portfolio - Service Shares(1)
            2001                              1,290      $ 6.39      $     8,235       2.25%         1.04%      -23.59%
            2000                                 --          --               --         --            --           --

Janus Aspen Growth and Income
  Portfolio - Service Shares(1)
            2001                              2,956      $ 7.58      $    22,410       2.25%         1.21%      -15.52%
            2000                                 --          --               --         --            --           --

Janus Aspen Flexible Income
  Portfolio - Service Shares(1)
            2001                                117      $10.78      $     1,263       2.25%         6.39%        5.07%
            2000                                 --          --               --         --            --           --

Janus Aspen Worldwide Growth
  Portfolio - Service Shares(1)
            2001                              2,680      $ 6.50      $    17,419       2.25%         0.29%      -24.36%
            2000                                 --          --               --         --            --           --

MFS Emerging Growth Series - Service
  Class(1)
            2001                              4,376      $ 5.43      $    23,744       2.25%           --       -35.11%
            2000                                 --          --               --         --            --           --

MFS Capital Opportunities Series -
  Service Class(1)
            2001                              2,044      $ 6.62      $    13,534       2.25%           --       -25.40%
            2000                                 --          --               --         --            --           --

MFS Investors Trust Series - Service
  Class (formerly MFS Growth With
  Income Series)(1)
            2001                              2,294      $ 7.97      $    18,296       2.25%         0.56%      -17.99%
            2000                                 --          --               --         --            --           --

MFS New Discovery Series - Service Class(1)
            2001                                169      $ 8.65      $     1,462       2.25%           --        -7.38%
            2000                                 --          --               --         --            --           --

MFS Global Governments Series - Service
  Class(3)
            2001                                 --          --               --         --            --           --
            2000                                 --          --               --         --            --           --

Prudential Jennison Portfolio - Class II(1)
            2001                              7,589      $ 6.63      $    50,305       2.25%           --       -20.43%
            2000                              5,743        8.33           47,842       2.25%           --       -16.70%

(1) Portfolio commenced operations on October 9, 2000.
(2) Total returns are not annualized for periods less than one year.
(3) No contracts with this rider investing in this investment


----
B-50                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
OF THE GUARDIAN SEPARATE ACCOUNT F
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account F:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth, AIM V.I. Growth, AIM V.I. Government Securities, AIM V.I. Value, Alger American Leveraged AllCap, American Century VP Capital Appreciation, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Balanced Service Class 2, Janus Aspen Aggressive Growth Service Shares, Janus Aspen Capital Appreciation Service Shares, Janus Aspen Growth and Income Service Shares, Janus Aspen Flexible Income Service Shares, Janus Aspen Worldwide Growth Service Shares, MFS Emerging Growth Service Class, MFS Capital Opportunities Service Class, MFS Investors Trust Services Class, MFS New Discovery Service Class, MFS Global Governments Service Class, and Prudential Jennison Class II investment divisions (constituting the Guardian Separate Account F) at December 31, 2001, and the results of each of their operations for the year then ended and the changes in each of their net assets for the year then ended and for the period October 9, 2000 (commencement of operations) through December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of the underlying funds owned at December 31, 2001 by correspondence with the transfer agents, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 15, 2002


                                                                            ----
FINANCIAL STATEMENTS                                                        B-51
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                As of December 31,
                                                              ---------------------
                                                                 2001        2000
                                                              ---------   ---------
                                                                  (In millions)
Assets:
Bonds, available for sale at fair
  value (cost $651.1 million; $531.6 million, respectively)   $   663.6   $   525.9
Affiliated mutual funds, at fair value (cost $48.4 million;
  $69.3 million, respectively) ............................        51.1        81.1
Mortgage loans ............................................         1.0          --
Policy loans ..............................................        92.8        86.1
Cash and cash equivalents .................................        53.7        68.3
Other invested assets .....................................          --         0.5
                                                              ---------   ---------
Total invested assets .....................................       862.2       761.9
                                                              ---------   ---------
Deferred acquisition costs ................................       403.0       422.7
Deferred software costs ...................................        19.4        32.1
Uncollected and unpaid premiums ...........................         1.5         1.9
Amounts receivable from reinsurers ........................        36.6        58.1
Investment income due and accrued .........................        12.6         9.5
Other assets ..............................................         6.0         6.0
Federal income taxes recoverable ..........................        20.1        11.9
Accounts receivable .......................................        25.1        33.9
Separate account assets ...................................     8,512.8    10,048.1
                                                              ---------   ---------
Total Assets ..............................................   $ 9,899.3   $11,386.1
                                                              =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities .   $   689.1   $   541.5
Due to parent and affiliated mutual funds .................        54.3        57.4
Deferred federal income taxes .............................       106.9       126.2
Accrued expenses and other liabilities ....................       102.5       127.7
Separate account liabilities ..............................     8,450.4     9,955.9
                                                              ---------   ---------
Total Liabilities .........................................     9,403.2    10,808.7
                                                              ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
  issued and oustanding ...................................         2.5         2.5
Additional paid-in capital ................................       136.9       136.9
Retained earnings .........................................       353.2       431.7
Accumulated comprehensive income ..........................         3.5         6.3
                                                              ---------   ---------
Stockholder's equity ......................................       496.1       577.4
                                                              ---------   ---------
Total Liabilities & Stockholder's Equity ..................   $ 9,899.3   $11,386.1
                                                              =========   =========

See notes to consolidated financial statements.


--------------
100 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                        For the year ended December 31,
                                                        --------------------------------
                                                           2001        2000         1999
                                                        -------      ------       ------
                                                                  (In millions)
Revenues:
Premiums ............................................   $ 13.0       $ 10.5        $ 12.0
Net investment income ...............................     48.0         49.1          45.4
Realized capital losses on investments ..............     (0.1)        (6.3)         (1.7)
Income from brokerage operations ....................     26.0         45.2          46.2
Administrative service fees .........................    230.5        255.3         217.1
Other income ........................................      9.2         22.2          17.5
                                                        ------       ------        ------
Total revenues ......................................    326.6        376.0         336.5
                                                        ------       ------        ------

Benefits and other deductions:
Policyholder benefits ...............................     58.9         27.1          21.2
Amortization of deferred policy acquisition costs ...     75.7         82.8          67.1
Amortization of deferred software costs .............      7.0          8.1           1.8
Other operating costs and expenses ..................    247.6        162.6         144.7
                                                        ------       ------        ------
Total benefits and other deductions .................    389.2        280.6         234.8
                                                        ------       ------        ------

(Loss) income before income taxes ...................    (62.6)        95.4         101.7

Federal income taxes:
Current (benefit) expense ...........................    (10.2)       (12.7)         12.1
Deferred (benefit) expense ..........................    (23.8)        24.3          12.3
                                                        ------       ------        ------
Total federal income taxes ..........................    (34.0)        11.6          24.4
                                                        ------       ------        ------

Net (loss) income ...................................    (28.6)        83.8          77.3

Other comprehensive (loss) income, net of income tax:
Change in unrealized investment losses ..............     (2.8)        (6.9)         (6.2)
                                                        ------       ------        ------

Comprehensive (loss) income .........................   $(31.4)      $ 76.9        $ 71.1
                                                        ======       ======        ======

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                   For the year ended December 31,
                                                  ---------------------------------
                                                    2001       2000       1999
                                                  --------    --------    --------
                                                           (In millions)
Common stock at par value, beginning of year .... $    2.5    $    2.5    $    2.0
Increase in par value ...........................       --          --         0.5
                                                  --------    --------    --------
Common stock at par value, end of year ..........      2.5         2.5         2.5
                                                  --------    --------    --------

Capital in excess of par value, beginning of year    136.9       136.9       137.4
(Decrease) in capital ...........................       --          --        (0.5)
                                                  --------    --------    --------
Capital in excess of par value, end of year .....    136.9       136.9       136.9
                                                  --------    --------    --------

Retained earnings, beginning of year ............    431.7       347.9       310.6
Net (loss) income ...............................    (28.6)       83.8        77.3
Dividends to parent .............................    (49.9)         --       (40.0)
                                                  --------    --------    --------
Retained earnings, end of year ..................    353.2       431.7       347.9
                                                  --------    --------    --------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year .....      6.3        13.2        19.4
Change in unrealized investment losses,
   net of deferred taxes ........................     (2.8)       (6.9)       (6.2)
                                                  --------    --------    --------
Accumulated comprehensive income,
   net of deferred taxes, end of year ...........      3.5         6.3        13.2
                                                  --------    --------    --------

Total stockholder's equity, end of year ......... $  496.1    $  577.4    $  500.5
                                                  ========    ========    ========


See notes to consolidated financial statements.


--------------
102 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                For the year ended December 31,
                                                              -----------------------------------
                                                                  2001         2000         1999
                                                              --------     --------     --------
                                                                         (In millions)
Operating activities
  Net income ..............................................   $  (28.6)    $   83.8     $   77.3
Adjustments to reconcile net income to net
  cash provided by operating activities:
    Changes in
      Deferred policy acquisition costs ...................       19.7        (65.2)       (43.9)
      Deferred software costs .............................       12.7        (20.5)       (11.6)
      Uncollected and unpaid premiums .....................        0.4          1.5         (1.3)
      Amounts receivable from reinsurers ..................       21.5        (11.6)        (4.0)
      Investment income due and accrued ...................       (3.1)         0.4         (0.5)
      Other assets ........................................         --         (0.9)        (1.8)
      Federal income taxes recoverable ....................       (8.2)       (11.9)          --
      Accounts receivable .................................        8.8          1.3        (13.0)
      Separate accounts, net ..............................       (3.0)        (1.2)       (16.5)
      Future policy benefits and policyholder liabilities .      (25.8)       (76.7)        20.9
      Payable to parent and affiliated mutual funds .......       (3.1)        16.8          8.4
      Federal income taxes:
        Current ...........................................         --        (18.2)        (7.6)
        Deferred ..........................................      (19.3)        23.4          4.0
      Accrued expenses and other liabilities ..............      (25.2)        17.7         62.5
      Realized losses on investments ......................        0.1          6.3          1.7
      Other, net ..........................................       (3.7)         1.8         (0.7)
                                                              --------     --------     --------
        Net cash (used in) provided by operating activities      (56.8)       (53.2)        73.9
                                                              --------     --------     --------
Investment activities
  Proceeds from investments sold
    Bonds .................................................      461.5        352.5        142.2
    Affiliated mutual funds ...............................       23.4           --           --
  Redemption of seed investments ..........................       32.8           --           --
    Other items, net ......................................         --          3.2           --
  Investments purchased
    Bonds .................................................     (583.0)      (319.5)      (180.1)
    Mortgage loans ........................................       (1.0)          --           --
    Affiliated mutual funds ...............................      (10.0)       (21.9)       (24.6)
                                                              --------     --------     --------
        Net cash (used in) provided by investing activities      (76.3)        14.3        (62.5)
                                                              --------     --------     --------
Financing activities
  Additions to policyholder contract deposits .............      245.9        134.9        107.7
  Withdrawals from policyholder contract deposits .........      (72.5)       (64.6)       (60.7)
  Dividend to parent ......................................      (49.9)       (26.7)       (13.3)
  Other items .............................................       (5.0)          --           --
                                                              --------     --------     --------
    Net cash provided by financing activities .............      118.5         43.6         33.7
                                                              --------     --------     --------
(Decrease) increase in cash ...............................      (14.6)         4.7         45.1
Cash and cash equivalents, at beginning of year ...........       68.3         63.6         18.5
                                                              --------     --------     --------
Cash and cash equivalents, at end of year .................   $   53.7     $   68.3     $   63.6
                                                              ========     ========     ========
Supplemental disclosure:
  Federal income taxes (recovered) paid ...................   $   (1.9)    $   19.9     $   19.7
                                                              ========     ========     ========

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2001

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) formerly Guardian Investor Service Corporation (GISC). GISC has officially converted from a New York corporation to a limited liability company (LLC) organized in the State of Delaware. Effective December 19, 2001, GISC's new name is Guardian Investor Service LLC (GIS).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established sixteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, (e.g. deferred income taxes are recorded).

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected and an increase in non admitted.


--------------
104 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments:

      Bonds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments".

      Common stocks represents the Company's affiliated mutual funds and are carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated comprehensive income". Other than temporary decline in investments are recorded in "realized capital losses on investments". For the trading stocks, the unrealized gains or losses are recorded in other income.

      Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowance for losses. The valuation allowance for losses is based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing valuation allowances, management considers, among other things, the estimated fair value of the underlying collateral.

      Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to managements judgement as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but unpaid interest previously recorded on such loans is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in case of the loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized capital losses on investment." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized capital losses on investment."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months to one year. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software not to exceed four years.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 105
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Deferred policy acquisition costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated comprehensive income".

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets. During 2001, GIAC redeemed all seed money from the separate accounts in the amount of $32.8 million.

      Future policy benefits and other policyholder liabilities see Note 5 regarding the methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities.

      Insurance revenue and expense recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Federal income taxes -- The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes.

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      Accounting pronouncements -- In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The Company has adopted this Statement January 1, 2001. It had no material impact on the Company.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.


--------------
106 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 2001 and 2000 are as follows:

                                                                    December 31, 2001
                                                                      (In millions)
                                                   ---------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                         Cost   Unrealized    Unrealized        Market
                                                        Basis        Gains      (Losses)         Value
                                                   ----------   ----------    ----------    ----------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $     24.4   $      0.8    $       --    $     25.2
Obligations of states and political subdivisions         17.5          0.6            --          18.1
Debt securities issued by foreign governments ..          2.8          0.1            --           2.9
Corporate debt securities ......................        606.4         17.1          (6.1)        617.4
                                                   ----------   ----------    ----------    ----------
   Subtotal ....................................        651.1         18.6          (6.1)        663.6
Affiliated mutual funds ........................         48.4          4.8          (2.1)         51.1
                                                   ----------   ----------    ----------    ----------
                                                   $    699.5   $     23.4    $     (8.2)   $    714.7
                                                   ==========   ==========    ==========    ==========

                                                                     December 31, 2000
                                                                       (In millions)
                                                   -------------------------------------------------
                                                                    Gross         Gross    Estimated
                                                        Cost   Unrealized    Unrealized       Market
                                                       Basis        Gains      (Losses)        Value
                                                   ---------   ----------    ----------    ---------
U.S. Treasury securities & obligations of U.S.
   government corporations and agencies ........   $    31.2   $      0.6    $     (0.1)   $    31.7
Obligations of states and political subdivisions        16.1          0.3           2.9         19.3
Debt securities issued by foreign governments ..         4.6          0.1            --          4.7
Corporate debt securities ......................       479.7          5.2         (14.7)       470.2
                                                   ---------   ----------    ----------    ---------
   Subtotal ....................................       531.6          6.2         (11.9)       525.9
Affiliated mutual funds ........................        69.3         12.8          (1.0)        81.1
                                                   ---------   ----------    ----------    ---------
                                                   $   600.9   $     19.0    $    (12.9)   $   607.0
                                                   =========   ==========    ==========    =========


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 107
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The amortized cost and estimated market value of bonds as of December 31, 2001 and 2000 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                       As of December 31, 2001
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     79.4     $     80.9
Due after one year through five years .............................        362.3          372.7
Due after five years through ten years ............................        112.7          113.6
Due after ten years ...............................................         29.2           27.9
Sinking fund bonds, mortgage securities and asset backed securities         67.5           68.5
                                                                      ----------     ----------
                                                                      $    651.1     $    663.6
                                                                      ==========     ==========

                                                                       As of December 31, 2000
                                                                             (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                       Amortized         Market
                                                                            Cost          Value
                                                                      ----------     ----------
Due in one year or less ...........................................   $     45.0     $     45.0
Due after one year through five years .............................        299.4          296.2
Due after five years through ten years ............................         75.6           76.3
Due after ten years ...............................................         32.7           29.2
Sinking fund bonds, mortgage securities and asset backed securities         78.9           79.2
                                                                      ----------     ----------
                                                                      $    531.6     $    525.9
                                                                      ==========     ==========

      The major categories of net investment income are summarized as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Fixed maturities ........................     $  39.9      $  36.7      $  37.2
Affiliated mutual funds .................         3.0          6.2          2.9
Policy loans ............................         4.6          4.0          3.7
Short-term investments ..................         2.0          3.8          2.9
                                              -------      -------      -------
                                                 49.5         50.7         46.7
Less:  Investment expenses ..............         1.5          1.6          1.3
                                              -------      -------      -------
Net investment income ...................     $  48.0      $  49.1      $  45.4
                                              =======      =======      =======


--------------
108 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 2001, 2000 and 1999 are as follows:

                                                For the year ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                 2001         2000         1999
                                              -------      -------      -------
Realized gains from dispositions:
   Bonds ................................     $   1.6      $   1.4      $   0.6
   Affiliated mutual funds ..............         5.2           --           --
   Separate account seed ................          --           --          0.9
Realized losses from dispositions:
   Bonds ................................        (1.2)        (4.4)        (3.1)
   Affiliated mutual funds ..............          --         (0.2)        (0.1)
   Separate account seed ................        (3.6)          --           --
   Other ................................        (0.1)        (0.1)          --
Impairment on bonds .....................        (2.0)        (3.0)          --
                                              -------      -------      -------
Net realized (losses) ...................     $  (0.1)     $  (6.3)     $  (1.7)
                                              =======      =======      =======

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                         As of December 31,
                                                           (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Balance, beginning of year, net of tax ........   $   6.3    $  13.2    $  19.4
Unrealized investment gains (losses),
   net of deferred taxes, attributable to:
     Bonds ....................................      14.7        7.6      (20.4)
     Affiliated mutual funds ..................      (9.6)      (2.4)       9.1
     Separate account seed ....................      (3.3)     (12.4)       5.1
     Deferred policy acquisition costs ........      (4.4)        --         --
     Other ....................................      (0.2)       0.3         --
                                                  -------    -------    -------
Balance, end of year, net of tax ..............   $   3.5    $   6.3    $  13.2
                                                  =======    =======    =======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 2001, 2000 and 1999, the change in unrealized gains and losses before tax was $1.7 million, $(8.2) million and $(12.9) million and after tax was $(2.8) million, $(6.9) million and $(6.2) million, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                    2001      2000       1999
                                                 -------   -------    -------
Unrealized holding gains (losses) ............   $   6.2   $ (11.3)   $ (14.5)
Less:  Reclassification adjustments ..........       4.5      (3.1)      (1.6)
                                                 -------   -------    -------
Change in unrealized holding gains (losses) ..   $   1.7   $  (8.2)   $ (12.9)
                                                 =======   =======    =======

      The Company's investment in a mortgage loan on real estate consists of a loan on commercial apartment property. The real estate mortgage loan property is located in Arizona. The Company estimates the fair value of mortgage loans on real estate to be $1.0 million at December 31, 2001. Fair value was determined by discounting the future estimated cash flows using current interest rates assumption. The lending rate of the mortgage loan was 6.65% for 2001. The maximum percentage of the loan to the value of the security at the time of the mortgage loan origination was 75% at December 31, 2001.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 109
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Special Deposit assets of $4.0 million, $3.9 million and $3.7 million at December 31, 2001, 2000 and 1999, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                            As of December 31,
                                                              (In millions)
                                                       -------------------------
                                                            2001           2000
                                                       ---------      ---------
Balance, beginning of year .......................     $   422.7      $   357.5
Capitalization of deferrable expenses ............          31.5          131.7
Amortization of recoverable DAC balances .........         (75.7)         (82.8)
Change in unrealized gains .......................          (6.7)          --
Interest on DAC ..................................          32.2           28.1
Retrospectively applied adjustments ..............          (1.0)         (11.8)
                                                       ---------      ---------
Balance, end of year .............................     $   403.0      $   422.7
                                                       =========      =========

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2001 and 2000 are summarized as follows:

                                                          As of December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2001            2000
                                                      ----------     -----------
Future Policy Benefits
   General Account
     Life insurance .............................     $     19.5     $      25.1
     Annuities ..................................           41.8            37.8
                                                      ----------     -----------
     Future Policy Benefits .....................           61.3            62.9
                                                      ----------     -----------
Policyholders' Account Balances
   General Account
     Individual annuities .......................          465.9           330.8
     Group annuities ............................           71.0            64.1
     Variable Life ..............................           90.9            83.7
   Separate Account
     Individual annuities .......................        4,909.2         6,265.9
     Group annuities ............................        3,039.9         3,117.6
     Variable Life ..............................          501.3           572.4
                                                      ----------     -----------
     Policyholders' Account Balances ............        9,078.2        10,434.5
                                                      ----------     -----------
Total Policyholder Liabilities ..................     $  9,139.5     $  10,497.4
                                                      ==========     ===========
Total General Account Liabilities ...............     $    689.1     $     541.5
                                                      ==========     ===========
Total Separate Account Liabilities ..............     $  8,450.4     $   9,955.9
                                                      ==========     ===========


--------------
110 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      Life insurance liabilities include reserves for death. Annuity liabilities include reserves for deferred and immediate annuities.

      The following table highlights the key assumptions generally utilized in calculating these reserves:

Product                       Mortality                        Interest Rate    Estimation Method
----------------------------------------------------------------------------------------------------
Life insurance                General rates guaranteed         4.00%            Net level premium based on
                              in calculating cash                               non-forfeiture interest rates.
                              surrender values.

Individual, deferred and      SA, 1971, 1983a, A2000           4.00%            Present value of expected
immediate annuities.          Mortality Tables with certain                     future payments based on
                              modifications                                     historical experience.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                        Fixed
          Product                    Interest Rates     Withdrawal/Surrender Charges
-----------------------------------------------------------------------------------------
Individual annuities                4.50% to 7.50%      Declining to zero over 7 years.

Group annuities                     3.80% to 6.50%      Contractually agreed upon rates,
                                                        declining to zero over a maximum of 9 years.

Variable -- PAL                     5.00% to 5.75%      Declining to zero over 12 years.

Variable -- VUL                     4.75% to 5.50%      Declining to zero over 15 years.

Variable -- Millennium VUL/SVUL     5.00% to 5.75%      Declining to zero over 10 years.

NOTE 6 -- FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                                 For the year ended December 31,
                                                          (In millions)
                                                 -------------------------------
                                                    2001        2000        1999
                                                 -------     -------     -------
Federal income tax (benefit) expense:
   Current ..................................    $ (10.2)    $ (12.7)    $  12.1
   Deferred .................................      (23.8)       24.3        12.3
                                                 -------     -------     -------
Total .......................................    $ (34.0)    $  11.6     $  24.4
                                                 =======     =======     =======

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                                 For the year ended December 31,
                                                          (In millions)
                                                --------------------------------
                                                   2001        2000        1999
                                                -------     -------     -------
Expected taxes on pre-tax income ...........    $ (21.9)    $  33.4     $  35.6
Permanent adjustments:
   Dividends received deduction on
     separate accounts .....................        1.0       (25.1)      (13.1)
   Overpayment of prior years in 2001 ......       (6.9)        2.7         1.3
   True-up of tax basis reserves ...........       (5.3)       (0.6)        1.3
   True-up of deferred tax on bonds ........       (1.5)       --          --
   Write-off of software ...................        1.5        --          --
   Foreign tax credit ......................       (0.2)       (0.3)       (0.3)
   Other ...................................       (0.7)        1.5        (0.4)
                                                -------     -------     -------
Total tax (benefit) expense ................    $ (34.0)    $  11.6     $  24.4
                                                =======     =======     =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 111
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2001 and 2000, are as follows:

                                                           As of December 31,
                                                              (In millions)
                                                         -----------------------
                                                            2001            2000
                                                         -------         -------
Deferred tax assets:
Separate account allowances ....................         $  29.8         $  25.8
DAC Proxy ......................................            17.7            14.4
Amounts receivable from reinsurer ..............             0.3             0.3
Investments ....................................              --             0.4
Other ..........................................             1.7             3.9
                                                         -------         -------
Total deferred tax assets ......................            49.5            44.8
                                                         -------         -------
Deferred tax liabilities:
Deferred acquisition costs .....................           141.0           147.9
Capitalized software costs .....................             6.3            11.7
Reserves .......................................             4.6            11.4
Investments ....................................             4.5              --
                                                         -------         -------
Total deferred tax liabilities .................           156.4           171.0
                                                         -------         -------
Net deferred tax liability .....................         $ 106.9         $ 126.2
                                                         =======         =======

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 -- REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million of assumed premiums at December 31, 1999, and $103.4 million, $104.9 million and $83.1 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

      During 2000, the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During 2000, the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001.

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and common stocks other than private placement, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve,


--------------
112 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Mortgage loans estimated fair value is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing loans, the estimated fair value is based upon the present value of expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for the current market spread for similar quality mortgage.

      Policy loans estimated fair value is calculated using a discounted cash flow based upon current U.S. treasury rates and historical loan repayments.

      Policyholders' account balances estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued. For interest sensitive contracts, fair value approximates carrying value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2001 and 2000 are as follows (in millions):

                                         As of December 31, 2001      As of December 31, 2000
                                        ------------------------      ------------------------
                                        Carrying       Estimated      Carrying       Estimated
                                         Amount       Fair Value       Amount       Fair Value
                                        --------      ----------      --------      ----------
Financial assets:
Other than trading:
Bonds, available for sale               $  663.6       $   663.6      $   525.9     $    525.9
Affiliated mutual funds                     51.1            51.1           81.1           81.1
Mortgage loans                               1.0             1.0             --             --
Policy loans                                92.8            92.8           86.1           86.1
Short-term investments                        --              --             --             --
Cash and cash equivalents                   53.7            53.7           68.3           68.3

Financial liabilities:
Other than trading:
Policyholders' liabilities                  61.3            61.3           62.9           62.9
Policyholders' account balances          9,078.2         9,078.2       10,434.5       10,434.5

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $188.2 million in 2001, $192.8 million in 2000 and $141.0 million in 1999, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 113
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

      The separate account assets invested in affiliated mutual funds as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                          ----------  ----------
The Guardian Stock Fund ..............................    $  2,054.5  $  3,156.6
The Guardian VC 500 Index Fund .......................          31.2         8.3
The Guardian VC Allocation Fund ......................          19.5        10.8
The Guardian High Yield Bond Fund ....................           7.2         2.7
The Guardian Bond Fund ...............................         352.4       293.6
The Guardian Cash Fund ...............................         515.2       423.0
The Baillie Gifford International Fund ...............         234.4       465.7
The Baillie Gifford Emerging Markets Fund ............          35.3        38.7
The Guardian Small Cap Stock Fund ....................         136.6       148.9
The Guardian Park Avenue Fund ........................         350.1       499.7
The Guardian Park Avenue Small Cap Fund ..............          50.5        52.5
The Guardian Asset Allocation Fund ...................          43.1        49.7
The Guardian Baillie Gifford International Fund ......          10.6        13.8
The Guardian Baillie Gifford Emerging Markets Fund ...          10.4         8.9
The Guardian Investment Quality Bond Fund ............          33.0        14.9
The Guardian High Yield Bond Fund ....................           3.2         2.1
The Guardian Cash Management Fund ....................         276.4       181.8
                                                          ----------  ----------
                                                          $  4,163.6  $  5,371.7
                                                          ==========  ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2001 and 2000 are as follows (in millions):

                                                                2001        2000
                                                           ---------   ---------
The Guardian Park Avenue Fund ........................     $     0.1   $     0.1
The Guardian Park Avenue Small Cap Fund ..............           2.2         2.4
The Guardian Small Cap Stock Fund ....................          14.1        34.0
The Guardian Asset Allocation Fund ...................           2.5         2.8
The Guardian Baillie Gifford International Fund ......           1.7         2.1
The Guardian Baillie Gifford Emerging Markets Fund ...           1.2         1.2
The Guardian Investment Quality Bond Fund ............           1.9         1.8
The Guardian High Yield Bond Fund ....................           1.5         1.5
The Guardian Cash Management Fund ....................          25.4        35.2
                                                           ---------   ---------
                                                           $    50.6   $    81.1
                                                           =========   =========


--------------
114 PROSPECTUS                             SPECIAL TERMS USED IN THIS PROSPECTUS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2001

Note 10 - Statutory Equity and Income

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                For the year ended December 31,
                                                          (In millions)
                                                -------------------------------
                                                   2001       2000       1999
                                                ---------    -------    -------
Consolidated GAAP net (loss) income ........... $   (28.6)   $  83.8    $  77.3
Adjustments to restate to statutory basis:
   Statutory net income of subsidiaries .......       9.6        8.9        3.3
   Change in deferred policy acquisition costs        9.6      (65.2)     (45.2)
   Change in deferred software costs ..........       8.0      (16.1)      (8.8)
   Deferred premiums ..........................      (4.7)      (0.1)       0.3
   Re-estimation of future policy benefits ....      22.3       11.1       13.1
   Reinsurance ................................      (3.8)      (4.0)      (3.8)
   Deferred federal income tax expense ........     (19.6)      23.2       11.2
   Amortization of interest maintenance reserve        --       (0.3)       0.4
   Transfer to interest maintenance reserve ...      (0.2)       1.6        2.4
   Permanent impairment of bonds ..............      (3.0)       3.0         --
   Other, net .................................       4.1        4.6        2.8
                                                ---------    -------    -------
Statutory net income (loss) ................... $    (6.3)   $  50.5    $  53.0
                                                =========    =======    =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                          As of December 31,
                                                            (In millions)
                                                  ------------------------------
                                                     2001       2000       1999
                                                  -------    -------    -------
Consolidated GAAP stockholder's equity .......... $ 496.1    $ 577.4    $ 500.5
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ............  (403.0)    (422.7)    (357.5)
   Deffered software costs ......................   (19.4)     (32.1)     (11.6)
   Elimination of asset valuation reserve .......    (5.2)     (21.7)     (42.7)
   Re-estimation of future policy benefits ......   (49.1)     (60.1)     (53.4)
   Establishment of deferred income tax liability   106.9      126.2      102.8
   Unrealized gains on investments ..............   (15.4)       6.5       19.8
   Separate account allowances ..................    77.3       52.7       21.7
   Other liabilities ............................    23.5       32.9       45.0
   Deferred premiums ............................     2.7        8.1        8.2
   Other, net ...................................     6.4        8.4        5.4
                                                  -------    -------    -------
Statutory capital and surplus ................... $ 220.8    $ 275.6    $ 238.2
                                                  =======    =======    =======


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS 115
                                                                  --------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 20, 2002


--------------
116 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a)  The following financial statements have been included in Part B:


          (1)  The Guardian Separate Account F:
               Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statements of Changes in Net Assets for the Year Ended December 31, 2001
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Statutory Basis Balance Sheets as of December 31, 2001 and 2000 Statutory Basis Statements of Operations for the Three Years Ended December 31, 2001, 2000 and 1999
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 2001, 2000 and 1999 Statutory Basis Statements of Cash Flow for the Three Years
               Ended December 31, 2001, 2000 and 1999


               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account F(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                    between The Guardian Insurance &
                                    Annuity Company, Inc. and Guardian
                                    Investor Services Corporation, as
                                    amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                    Service Agreement(1)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(1)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended (1)(3)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America and The Guardian Insurance & Annuity
                                Company, Inc.(1)

              9                 (a) Opinion of Counsel(1)
                                (b) Consent of Counsel(1)
              10                Consent of PricewaterhouseCoopers LLP(4)

              11                Not Applicable
              12                Not Applicable
              13                (a) Schedule for Computation of Performance
                                    Quotations(1)

                                (b) Powers of Attorney executed by a majority of
                                    the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)(4)


----------
(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.

(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on September 11, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.

(3) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on May 1, 2001.
(4)   Filed herewith. Powers of attorney for Messrs. Caruso and Lenderink.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------

              Joseph D. Sargent         Chairman, Chief Executive Officer
                                        and Director

              Edward K. Kane            Executive Vice President and Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer & Director
              Bruce C. Long             Executive Vice President and Director

              Armand M. de Palo         Director
              Dennis J. Manning         Director

              Joseph A. Caruso          Director, Senior Vice President and
                                        Corporate Secretary
              Gary B. Lenderink         Director

              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President
              Donald P. Sullivan, Jr.   Vice President

              Peggy L. Coppola          Vice President

              Earl C. Harry             Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of December 31, 2001. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.

    Guardian Investor Services LLC        New York                    100%

    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%

      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%




Berkshire Life Insurance Company
  of America                              Massachusetts               100%
  Berkshire Equity Sales, Inc.            Massachusetts               100%
  Berkshire Life Insurance Agency, Inc.   Massachusetts               100%
  Berkshire Life Insurance Agency of
    Ohio, Inc.                            Ohio                        100%


Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

    Sentinel American Life
      Insurance Company                   Texas                       100%
Guardian Reinsurance Services
  Corporation                             Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                   Class A
                                                                    14.75% of
                                                                   Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Healthsource Insurance Company            Tennessee                   100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%

The Guardian Tax-Exempt Fund              Massachusetts             87.97%
The Guardian Baillie Gifford              Massachusetts             48.47%
  International Fund
The Guardian Investment Quality           Massachusetts             30.42%
  Bond Fund


Baillie Gifford Emerging Markets Fund     Maryland                  37.59%
Baillie Gifford International Fund        Maryland                  15.89%
The Guardian Park Avenue Small Cap Fund   Massachusetts             31.07%
The Guardian Baillie Gifford              Massachusetts             63.85%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts             86.43%
The Guardian Small Cap Stock Fund         Maryland                  67.78%
The Guardian VC Asset Allocation Fund     Maryland                  56.52%
The Guardian VC 500 Index Fund            Maryland                  84.36%
The Guardian VC High Yield Bond Fund      Maryland                  77.52%
The Guardian Bond Fund                    Maryland                  14.73%
The Guardian S&P 500 Index Fund           Massachusetts             52.85%
The Guardian Park Avenue Fund             Massachusetts             12.20%

Corporate Financial Services Inc.         Pennsylvania                100%


      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of December 31, 2001:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners

         Type of Contract                 As of March 31, 2001
         ----------------                ----------------------


         Non-Qualified ..............               805
         Qualified ..................             1,201

                 Total ..............             2,006

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

      The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

                  (b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------


                  Bruce C. Long                    President & Director
                  Armand M. dePalo                 Director

                  Joseph D. Sargent                Director
                  Frank J. Jones                   Director
                  Frank L. Pepe                    Senior Vice President and
                                                   Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President

                  Joseph A. Caruso                 Director, Senior Vice
                                                   President and Corporate
                                                   Secretary

                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith Roddy                      Vice President and National
                                                     Sales Director


                  Peter M. Quinn                   Vice President

                  (c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:


Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F, certifies that it meets all of its requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th of April, 2002.



                                            The Guardian Separate Account F
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)

                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.



/s/ Joseph D. Sargent*                      Chairman, Chief Executive
-----------------------------------           Officer and Director
Joseph D. Sargent
(Principal Executive Officer)


/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo

/s/ Dennis J. Manning*                      Director
-----------------------------------
Dennis J. Manning

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane




/s/ Joseph A. Caruso*                       Director, Senior Vice President and
------------------------------                Corporate Secretary
Joseph A. Caruso

/s/ Gary B. Lenderink*
------------------------------              Director
Gary B. Lenderink

By /s/ Bruce C. Long                        Date: April 30, 2002
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number            Description



10                Consent of PricewaterhouseCoopers LLP

13(b)             Powers of attorney